Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	ABB LTD
Entity Central Index Key	0001091587
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	2,314,743,264
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Income Statements (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Income Statements
Sales of products	$ 32,979	$ 31,875	$ 26,291
Sales of services	6,357	6,115	5,298
Total revenues	39,336	37,990	31,589
Cost of products	(23,838)	(22,649)	(18,607)
Cost of services	(4,120)	(3,907)	(3,453)
Total cost of sales	(27,958)	(26,556)	(22,060)
Gross profit	11,378	11,434	9,529
Selling, general and administrative expenses	(5,756)	(5,373)	(4,615)
Non-order related research and development expenses	(1,464)	(1,371)	(1,082)
Other income (expense), net	(100)	(23)	(14)
Earnings before interest and taxes	4,058	4,667	3,818
Interest and dividend income	73	90	95
Interest and other finance expense	(293)	(207)	(173)
Income from continuing operations before taxes	3,838	4,550	3,740
Provision for taxes	(1,030)	(1,244)	(1,018)
Income from continuing operations, net of tax	2,808	3,306	2,722
Income from discontinued operations, net of tax	4	9	10
Net income	2,812	3,315	2,732
Net income attributable to noncontrolling interests	(108)	(147)	(171)
Net income attributable to ABB	2,704	3,168	2,561
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,700	3,159	2,551
Net income	$ 2,704	$ 3,168	$ 2,561
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 1.18	$ 1.38	$ 1.12
Net income (in dollars per share)	$ 1.18	$ 1.38	$ 1.12
Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 1.18	$ 1.38	$ 1.11
Net income (in dollars per share)	$ 1.18	$ 1.38	$ 1.12
Weighted-average number of shares outstanding (in millions) used to compute:
Basic earnings per share attributable to ABB shareholders (in shares)	2,293	2,288	2,287
Diluted earnings per share attributable to ABB shareholders (in shares)	2,295	2,291	2,291

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net income	$ 2,812	$ 3,315	$ 2,732
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	383	(275)	370
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	3	(3)	13
Reclassification adjustments for net (gains) losses included in net income	1	5	(15)
Unrealized gains (losses) on available-for-sale securities	4	2	(2)
Pension and other postretirement plans:
Prior service costs arising during the year	(36)	(23)	(54)
Net actuarial gains (losses) arising during the year	(601)	(593)	124
Amortization of prior service costs included in net income	30	22	12
Amortization of net actuarial losses included in net income	70	44	62
Amortization of transition liability included in net income		1	1
Pension and other postretirement plan adjustments	(537)	(549)	145
Cash flow hedge derivatives:
Net unrealized gains (losses) arising during the year	53	(19)	91
Reclassification adjustments for net (gains) losses included in net income	(28)	(61)	(19)
Unrealized gains (losses) of cash flow hedge derivatives	25	(80)	72
Total other comprehensive income (loss), net of tax	(125)	(902)	585
Total comprehensive income, net of tax	2,687	2,413	3,317
Comprehensive income attributable to noncontrolling interests, net of tax	(98)	(136)	(189)
Total comprehensive income, net of tax, attributable to ABB	$ 2,589	$ 2,277	$ 3,128

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Cash and equivalents	$ 6,875	$ 4,819
Marketable securities and short-term investments	1,606	948
Receivables, net	11,575	10,773
Inventories, net	6,182	5,737
Prepaid expenses	311	227
Deferred taxes	869	932
Other current assets	584	351
Total current assets	28,002	23,787
Property, plant and equipment, net	5,947	4,922
Goodwill	10,226	7,269
Other intangible assets, net	3,501	2,253
Prepaid pension and other employee benefits	71	139
Investments in equity-accounted companies	213	156
Deferred taxes	334	318
Other non-current assets	776	804
Total assets	49,070	39,648
Accounts payable, trade	4,992	4,789
Billings in excess of sales	2,035	1,819
Employee and other payables	1,449	1,361
Short-term debt and current maturities of long-term debt	2,537	765
Advances from customers	1,937	1,757
Deferred taxes	270	305
Provisions for warranties	1,291	1,324
Provisions and other current liabilities	2,367	2,619
Accrued expenses	2,096	1,822
Total current liabilities	18,974	16,561
Long-term debt	7,534	3,231
Pension and other employee benefits	2,290	1,487
Deferred taxes	1,260	537
Other non-current liabilities	1,566	1,496
Total liabilities	31,624	23,312
Commitments and contingencies
Stockholders' equity:
Capital stock and additional paid-in capital (2,314,743,264 issued shares at December 31, 2012 and 2011)	1,691	1,621
Retained earnings	18,066	16,988
Accumulated other comprehensive loss	(2,523)	(2,408)
Treasury stock, at cost (18,793,989 and 24,332,144 shares at December 31, 2012 and 2011, respectively)	(328)	(424)
Total ABB stockholders' equity	16,906	15,777
Noncontrolling interests	540	559
Total stockholders' equity	17,446	16,336
Total liabilities and stockholders' equity	$ 49,070	$ 39,648

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Capital stock and additional paid-in capital, issued shares	2,314,743,264	2,314,743,264
Treasury stock, shares	18,793,989	24,332,144

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 2,812	$ 3,315	$ 2,732
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,182	995	702
Pension and other employee benefits	(13)	(49)	(51)
Deferred taxes	64	(34)	151
Net gain from sale of property, plant and equipment	(26)	(47)	(39)
Loss (income) from equity-accounted companies	(1)	(4)	(3)
Other	172	111	106
Changes in operating assets and liabilities:
Trade receivables, net	(310)	(731)	(407)
Inventories, net	61	(600)	(264)
Trade payables	(57)	213	678
Billings in excess of sales	152	150	89
Provisions, net	(109)	(391)	(69)
Advances from customers	181	47	(25)
Other assets and liabilities, net	(329)	637	597
Net cash provided by operating activities	3,779	3,612	4,197
Investing activities:
Purchases of marketable securities (available-for-sale)	(2,288)	(2,809)	(3,391)
Purchases of marketable securities (held-to-maturity)			(65)
Purchases of short-term investments	(67)	(142)	(2,165)
Purchases of property, plant and equipment and intangible assets	(1,293)	(1,021)	(840)
Acquisition of businesses (net of cash acquired) and changes in cost and equity investments	(3,694)	(4,020)	(1,313)
Proceeds from sales of marketable securities (available-for-sale)	1,655	3,717	807
Proceeds from maturity of marketable securities (available-for-sale)		483	531
Proceeds from maturity of marketable securities (held-to-maturity)			290
Proceeds from short-term investments	27	529	3,276
Other investing activities	85	10	123
Net cash used in investing activities	(5,575)	(3,253)	(2,747)
Financing activities:
Net changes in debt with maturities of 90 days or less	570	450	52
Increase in debt	5,986	2,580	277
Repayment of debt	(1,104)	(2,576)	(497)
Purchase of shares			(228)
Delivery of shares	90	110	78
Dividends paid	(1,626)	(1,569)
Dividends paid in the form of nominal value reduction			(1,112)
Acquisition of noncontrolling interests	(9)	(13)	(956)
Dividends paid to noncontrolling shareholders	(121)	(157)	(193)
Other financing activities	(24)	(33)	49
Net cash provided by (used in) financing activities	3,762	(1,208)	(2,530)
Effects of exchange rate changes on cash and equivalents	90	(229)	(142)
Net change in cash and equivalents-continuing operations	2,056	(1,078)	(1,222)
Cash and equivalents, beginning of period	4,819	5,897	7,119
Cash and equivalents, end of period	6,875	4,819	5,897
Supplementary disclosure of cash flow information:
Interest paid	189	165	94
Taxes paid	$ 1,211	$ 1,305	$ 884

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Total ABB stockholders' equity	Capital stock and additional paid-in capital	Retained earnings	Total accumulated other comprehensive loss	Foreign currency translation adjustment	Unrealized gains (losses) on available-for- sale securities	Pension and other post-retirement plan adjustments	Unrealized gains (losses) of cash flow hedge derivatives	Treasury stock	Noncontrolling interests	Comprehensive Income
Balance at Dec. 31, 2009	$ 14,473	$ 13,790	$ 3,943	$ 12,828	$ (2,084)	$ (1,056)	$ 20	$ (1,068)	$ 20	$ (897)	$ 683
Comprehensive income:
Net income	2,732	2,561		2,561							171	2,732
Foreign currency translation adjustments	370	349			349	349					21	370
Effect of change in fair value of available-for-sale securities, net of tax	(2)	(2)			(2)		(2)					(2)
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	145	148			148			148			(3)	145
Change in derivatives qualifying as cash flow hedges, net of tax	72	72			72				72			72
Total comprehensive income, net of tax	3,317	3,128									189	3,317
Changes in noncontrolling interests	(946)	(836)	(836)								(110)
Dividends paid to noncontrolling shareholders	(189)										(189)
Dividends paid in the form of nominal value reduction	(1,112)	(1,112)	(1,112)
Cancellation of shares repurchased under buyback program			(619)							619
Purchase of shares	(228)	(228)								(228)
Share-based payment arrangements	66	66	66
Delivery of shares	78	78	13							65
Call options	(1)	(1)	(1)
Balance at Dec. 31, 2010	15,458	14,885	1,454	15,389	(1,517)	(707)	18	(920)	92	(441)	573
Comprehensive income:
Net income	3,315	3,168		3,168							147	3,315
Foreign currency translation adjustments	(275)	(261)			(261)	(261)					(14)	(275)
Effect of change in fair value of available-for-sale securities, net of tax	2	2			2		2					2
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	(549)	(552)			(552)			(552)			3	(549)
Change in derivatives qualifying as cash flow hedges, net of tax	(80)	(80)			(80)				(80)			(80)
Total comprehensive income, net of tax	2,413	2,277									136	2,413
Changes in noncontrolling interests	4	(3)	(3)								7
Dividends paid to noncontrolling shareholders	(157)										(157)
Dividends paid	(1,569)	(1,569)		(1,569)
Share-based payment arrangements	67	67	67
Delivery of shares	110	110	93							17
Call options	(9)	(9)	(9)
Replacement options issued in connection with acquisition	19	19	19
Balance at Dec. 31, 2011	16,336	15,777	1,621	16,988	(2,408)	(968)	20	(1,472)	12	(424)	559
Comprehensive income:
Net income	2,812	2,704		2,704							108	2,812
Foreign currency translation adjustments	383	388			388	388					(5)	383
Effect of change in fair value of available-for-sale securities, net of tax	4	4			4		4					4
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	(537)	(532)			(532)			(532)			(5)	(537)
Change in derivatives qualifying as cash flow hedges, net of tax	25	25			25				25			25
Total comprehensive income, net of tax	2,687	2,589									98	2,687
Changes in noncontrolling interests	6										6
Dividends paid to noncontrolling shareholders	(123)										(123)
Dividends paid	(1,626)	(1,626)		(1,626)
Share-based payment arrangements	60	60	60
Delivery of shares	90	90	(6)							96
Call options	10	10	10
Replacement options issued in connection with acquisition	5	5	5
Other	1	1	1
Balance at Dec. 31, 2012	$ 17,446	$ 16,906	$ 1,691	$ 18,066	$ (2,523)	$ (580)	$ 24	$ (2,004)	$ 37	$ (328)	$ 540

The Company	12 Months Ended
Dec. 31, 2012
The Company
The Company

Note 1—The Company

        ABB Ltd and its subsidiaries (collectively, the Company) together form a leading global company in power and automation technologies that enable utility and industry customers to improve their performance while lowering environmental impact. The Company works with customers to engineer and install networks, facilities and plants with particular emphasis on enhancing efficiency, reliability and productivity for customers who generate, convert, transmit, distribute and consume energy.

        The Company has a global integrated risk management process. Once a year, the board of directors of ABB Ltd performs a risk assessment in accordance with the Company's risk management processes and discusses appropriate actions, if necessary.

Significant accounting policies	12 Months Ended
Dec. 31, 2012
Significant accounting policies
Significant accounting policies

Note 2—Significant accounting policies

        The following is a summary of significant accounting policies followed in the preparation of these Consolidated Financial Statements.

Basis of presentation

        The Consolidated Financial Statements are prepared in accordance with United States of America (United States or U.S.) generally accepted accounting principles (U.S. GAAP) and are presented in United States dollars ($ or USD) unless otherwise stated. The par value of capital stock is denominated in Swiss francs.

Scope of consolidation

        The Consolidated Financial Statements include the accounts of ABB Ltd and companies which are directly or indirectly controlled by ABB Ltd. Additionally, the Company consolidates variable interest entities if it has determined that it is the primary beneficiary. Intercompany accounts and transactions are eliminated. Investments in joint ventures and affiliated companies in which the Company has the ability to exercise significant influence over operating and financial policies (generally through direct or indirect ownership of 20 percent to 50 percent of the voting rights), are recorded in the Consolidated Financial Statements using the equity method of accounting.

Reclassifications

        Certain amounts reported for prior years in the Consolidated Financial Statements and Notes have been reclassified to conform to the current year's presentation.

Operating cycle

        A portion of the Company's activities (primarily long-term construction activities) has an operating cycle that exceeds one year. For classification of current assets and liabilities related to such activities, the Company elected to use the duration of the individual contracts as its operating cycle. Accordingly, there are accounts receivable, inventories and provisions related to these contracts which will not be realized within one year that have been classified as current.

Use of estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management to make assumptions and estimates that directly affect the amounts reported in the Consolidated Financial Statements and the accompanying Notes. The most significant, difficult and subjective of such accounting assumptions and estimates include:

  •
  assumptions and projections, principally related to future material, labor and project-related overhead costs, used in determining the percentage-of-completion on projects,

  •
  estimates of loss contingencies associated with litigation or threatened litigation and other claims and inquiries, environmental damages, product warranties, regulatory and other proceedings,

  •
  assumptions used in the calculation of pension and postretirement benefits and the fair value of pension plan assets,

  •
  recognition and measurement of current and deferred income tax assets and liabilities (including the measurement of uncertain tax positions),

  •
  growth rates, discount rates and other assumptions used in testing goodwill for impairment,

  •
  assumptions used in determining inventory obsolescence and net realizable value,

  •
  estimates and assumptions used in determining the fair values of assets and liabilities assumed in business combinations,

  •
  growth rates, discount rates and other assumptions used to determine impairment of long-lived assets, and

  •
  assessment of the allowance for doubtful accounts.

        The actual results and outcomes may differ from the Company's estimates and assumptions.

Cash and equivalents

        Cash and equivalents include highly liquid investments with maturities of three months or less at the date of acquisition.

        Currency and other local regulatory limitations related to the transfer of funds exist in a number of countries where the Company operates. Funds, other than regular dividends, fees or loan repayments, cannot be readily transferred abroad from these countries and are therefore deposited and used for working capital needs locally. These funds are included in cash and equivalents as they are not considered restricted.

Marketable securities and short-term investments

        Management determines the appropriate classification of held-to-maturity and available-for-sale securities at the time of purchase. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost, adjusted for accretion of discounts or amortization of premiums to maturity computed under the effective interest method. Such accretion or amortization is included in "Interest and dividend income". Marketable debt securities not classified as held-to-maturity and equity securities that have readily determinable fair values are classified as available-for-sale and reported at fair value.

        Unrealized gains and losses on available-for-sale securities are excluded from the determination of earnings and are instead recognized in the "Accumulated other comprehensive loss" component of stockholders' equity, net of tax, until realized. Realized gains and losses on available-for-sale securities are computed based upon the historical cost of these securities, using the specific identification method.

        Marketable debt securities are generally classified as either "Cash and equivalents" or "Marketable securities and short-term investments" according to their maturity at the time of acquisition.

        Marketable equity securities are generally classified as "Marketable securities and short-term investments", however any marketable securities held as a long-term investment rather than as an investment of excess liquidity, are classified as "Other non-current assets".

        The Company performs a periodic review of its debt and equity securities to determine whether an other-than-temporary impairment has occurred. Generally, when an individual security has been in an unrealized loss position for an extended period of time, the Company evaluates whether an impairment has occurred. The evaluation is based on specific facts and circumstances at the time of assessment, which include general market conditions, and the duration and extent to which the fair value is below cost.

        If the fair value of a debt security is less than its amortized cost, then an other-than-temporary impairment for the difference is recognized if (i) the Company has the intent to sell the security, (ii) it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost base or (iii) a credit loss exists in so far as the Company does not expect to recover the entire recognized amortized cost of the security. Such impairment charges are generally recognized in "Interest and other finance expense". If the impairment is due to factors other than credit losses, and the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security before recovery of the security's amortized cost, such impairment charges are recorded in "Accumulated other comprehensive loss".

        In addition, for equity securities, the Company assesses whether the cost value will recover within the near-term and whether the Company has the intent and ability to hold that equity security until such recovery occurs. If an other-than-temporary impairment is identified, the security is written down to its fair value and the related losses are recognized in "Interest and other finance expense", unless the impairment relates to equity securities classified as "Other non-current assets", in which case the impairment is reported in "Other income (expense), net".

Accounts receivable and allowance for doubtful accounts

        Accounts receivable are recorded at the invoiced amount. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer specific data. If an amount has not been settled within its contractual payment term then it is considered past due. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Information on the management of credit risk and the methodology used to assess the creditworthiness of customers is presented in Note 7.

        Account balances are charged off against the allowance when the Company believes that the amount will not be recovered.

        The Company, in its normal course of business, transfers receivables without recourse to third parties. The transfer is accounted for as a sale when the Company has surrendered control over the receivables. Control is deemed to have been surrendered when (i) the transferred receivables have been put presumptively beyond the reach of the Company and its creditors, even in bankruptcy or other receivership, (ii) the third-party transferees have the right to pledge or exchange the transferred receivables, and (iii) the Company has relinquished effective control over the transferred receivables and does not retain the ability or obligation to repurchase or redeem the transferred receivables. At the time of sale, the sold receivables are removed from the Consolidated Balance Sheets and the related cash inflows are classified as operating activities in the Consolidated Statements of Cash Flows. Costs associated with the sale of receivables, including the related gains and losses from the sales, are included in "Interest and other finance expense". Transfers of receivables that do not meet the requirements for treatment as sales are accounted for as secured borrowings and the related cash flows are classified as financing activities in the Consolidated Statements of Cash Flows.

Concentrations of credit risk

        The Company sells a broad range of products, systems and services to a wide range of industrial, commercial and utility customers as well as various government agencies and quasi-governmental agencies throughout the world. Concentrations of credit risk with respect to accounts receivable are limited, as the Company's customer base is comprised of a large number of individual customers. Ongoing credit evaluations of customers' financial positions are performed to determine whether the use of credit support instruments such as guarantees, letters of credit or credit insurance are necessary; collateral is not generally required. The Company maintains reserves for potential credit losses as discussed above in "Accounts receivable and allowance for doubtful accounts". Such losses, in the aggregate, are in line with the Company's expectations.

        It is the Company's policy to invest cash in deposits with banks throughout the world with certain minimum credit ratings and in high quality, low risk, liquid investments. The Company actively manages its credit risk by routinely reviewing the creditworthiness of the banks and the investments held, as well as maintaining such investments in time deposits or other liquid investments. The Company has not incurred significant credit losses related to such investments.

        The Company's exposure to credit risk on derivative financial instruments is the risk that the counterparty will fail to meet its obligations. To reduce this risk, the Company has credit policies that require the establishment and periodic review of credit limits for individual counterparties. In addition, the Company has entered into close-out netting agreements with most derivative counterparties. Close-out netting agreements provide for the termination, valuation and net settlement of some or all outstanding transactions between two counterparties on the occurrence of one or more pre-defined trigger events. In the Consolidated Financial Statements derivative transactions are presented on a gross basis.

Revenue recognition

        The Company generally recognizes revenues for the sale of goods when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable and collectability is reasonably assured. With regards to the sale of products, delivery is not considered to have occurred, and therefore no revenues are recognized, until the customer has taken title to the products and assumed the risks and rewards of ownership of the products specified in the purchase order or sales agreement. Generally, the transfer of title and risks and rewards of ownership are governed by the contractually-defined shipping terms. The Company uses various International Commercial shipping terms (as promulgated by the International Chamber of Commerce) in its sales of products to third-party customers, such as Ex Works (EXW), Free Carrier (FCA) and Delivered Duty Paid (DDP). Subsequent to delivery of the products, the Company generally has no further contractual performance obligations that would preclude revenue recognition.

        Revenues under long-term construction-type contracts are generally recognized using the percentage-of-completion method of accounting. The Company principally uses the cost-to-cost method to measure progress towards completion on contracts. Under this method, progress of contracts is measured by actual costs incurred in relation to the Company's best estimate of total estimated costs, which are reviewed and updated routinely for contracts in progress. The cumulative effect of any change in estimate is recorded in the period when the change in estimate is determined.

        Short-term construction-type contracts, or long-term construction-type contracts for which reasonably dependable estimates cannot be made or for which inherent hazards make estimates difficult, are accounted for under the completed-contract method. Revenues under the completed-contract method are recognized upon substantial completion—that is: acceptance by the customer, compliance with performance specifications demonstrated in a factory acceptance test or similar event.

        For non construction-type contracts that contain customer acceptance provisions, revenue is deferred until customer acceptance occurs or the Company has demonstrated the customer-specified objective criteria have been met or the contractual acceptance period has lapsed.

        Revenues from service transactions are recognized as services are performed. For long-term service contracts, revenues are recognized on a straight-line basis over the term of the contract or, if the performance pattern is other than straight-line, as the services are provided. Service revenues reflect revenues earned from the Company's activities in providing services to customers primarily subsequent to the sale and delivery of a product or complete system. Such revenues consist of maintenance-type contracts, field service activities that include personnel and accompanying spare parts, and installation and commissioning of products as a stand-alone service or as part of a service contract.

        Revenues for software license fees are recognized when persuasive evidence of a non-cancelable license agreement exists, delivery has occurred, the license fee is fixed or determinable, and collection is probable. In software arrangements that include rights to multiple software products and/or services, the total arrangement fee is allocated using the residual method. Under this method revenue is allocated to the undelivered elements based on vendor-specific objective evidence (VSOE) of the fair value of such undelivered elements and the residual amounts of revenue are allocated to the delivered elements. Elements included in multiple element arrangements may consist of software products, maintenance (which includes customer support services and unspecified upgrades), hosting, and consulting services. VSOE is based on the price generally charged when an element is sold separately or, in the case of an element not yet sold separately, the price established by management, if it is probable that the price, once established, will not change once the element is sold separately. If VSOE does not exist for an undelivered element, the total arrangement fee will be recognized as revenue over the life of the contract or upon delivery of the undelivered element.

        The Company offers multiple element arrangements to meet its customers' needs. These arrangements may involve the delivery of multiple products and/or performance of services (such as installation and training) and the delivery and/or performance may occur at different points in time or over different periods of time. Deliverables of such multiple element arrangements are evaluated to determine the unit of accounting and if certain criteria are met, the Company allocates revenues to each unit of accounting based on its relative selling price. A hierarchy of selling prices is used to determine the selling price of each specific deliverable that includes VSOE (if available), third-party evidence (if VSOE is not available), or estimated selling price if neither of the first two is available. The estimated selling price reflects the Company's best estimate of what the selling prices of elements would be if the elements were sold on a stand-alone basis. Revenue is allocated between the elements of an arrangement consideration at the inception of the arrangement. Such arrangements generally include industry-specific performance and termination provisions, such as in the event of substantial delays or non-delivery.

        Revenues are reported net of customer rebates and similar incentives. Taxes assessed by a governmental authority that are directly imposed on revenue-producing transactions between the Company and its customers, such as sales, use, value-added and some excise taxes, are excluded from revenues.

Contract loss provisions

        Losses on contracts are recognized in the period when they are identified and are based upon the anticipated excess of contract costs over the related contract revenues.

Shipping and handling costs

        Shipping and handling costs are recorded as a component of cost of sales.

Inventories

        Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out method, the weighted-average cost method, or in certain circumstances (for example, where the completed-contract method of revenue recognition is used) the specific identification method. Inventoried costs are stated at acquisition cost or actual production cost, including direct material and labor and applicable manufacturing overheads. Adjustments to reduce the cost of inventory to its net market value are made, if required, for decreases in sales prices, obsolescence or similar reductions in the estimated net realizable value.

Impairment of long-lived assets

        Long-lived assets that are held and used are assessed for impairment when events or circumstances indicate that the carrying amount of the asset may not be recoverable. If the asset's net carrying value exceeds the asset's net undiscounted cash flows expected to be generated over its remaining useful life including net proceeds expected from disposition of the asset, if any, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value is determined using a market, income and/or cost approach.

Property, plant and equipment

        Property, plant and equipment is stated at cost, less accumulated depreciation and is depreciated using the straight-line method. The estimated useful lives of the assets are generally as follows:

  •
  factories and office buildings: 30 to 40 years,

  •
  other facilities: 15 years,

  •
  machinery and equipment: 3 to 15 years,

  •
  furniture and office equipment: 3 to 8 years,

  •
  leasehold improvements are depreciated over their estimated useful life or, for operating leases, over the lease term, if shorter.

Goodwill and other intangible assets

        Goodwill is reviewed for impairment annually as of October 1, or more frequently if events or circumstances indicate that the carrying value may not be recoverable.

        Goodwill is evaluated for impairment at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment. For the annual impairment review in 2012, the reporting units were the same as the operating segments for Power Products, Power Systems, Discrete Automation and Motion and Low Voltage Products, while for the Process Automation operating segment, the reporting units were determined to be one level below the operating segment.

        When evaluating goodwill for impairment, the Company first performs an assessment of its reporting units to determine, based on an evaluation of qualitative factors, if it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is determined to be more likely than not that the reporting unit's fair value is less than its carrying value, the two-step quantitative impairment test is performed.

        The two-step quantitative impairment test calculates the fair value of each reporting unit (based on the income approach whereby the fair value of each reporting unit is calculated based on the present value of future cash flows) and compares it to the reporting unit's carrying value. If the carrying value of the net assets of a reporting unit exceeds the fair value of the reporting unit then the Company performs the second step of the impairment test to determine the implied fair value of the reporting unit's goodwill. If the carrying value of the reporting unit's goodwill exceeds its implied fair value, the Company records an impairment charge equal to the difference.

        The cost of acquired intangible assets with a finite life is amortized using a method of amortization that reflects the pattern of intangible assets' expected contributions to future cash flows. If that pattern cannot be reliably determined, the straight-line method is used. The amortization periods range from 3 to 5 years for software and from 5 to 20 years for customer-, technology- and marketing-related intangibles. Intangible assets with a finite life are tested for impairment upon the occurrence of certain triggering events.

Capitalized software costs

Software for internal use

        Costs incurred in the application development stage until the software is substantially complete are capitalized and are amortized on a straight-line basis over the estimated useful life of the software, typically ranging from 3 to 5 years.

Software to be sold

        Costs incurred after the software has demonstrated its technological feasibility until the product is available for general release to the customers are capitalized and amortized on a straight-line basis over the estimated life of the product. The Company periodically performs an evaluation to determine that the unamortized cost of software to be sold does not exceed the net realizable value. If the unamortized cost of software to be sold exceeds its net realizable value, the Company records an impairment charge equal to the difference.

Derivative financial instruments and hedging activities

        The Company uses derivative financial instruments to manage currency, commodity, interest rate and equity exposures, arising from its global operating, financing and investing activities (see Note 5).

        The Company recognizes all derivatives, other than certain derivatives indexed to the Company's own stock, at fair value in the Consolidated Balance Sheets. Derivatives that are not designated as hedging instruments are reported at fair value with derivative gains and losses reported through earnings and classified consistent with the nature of the underlying transaction. If the derivatives are designated as a hedge, depending on the nature of the hedge, changes in the fair value of the derivatives will either be offset against the change in fair value of the hedged item attributable to the risk being hedged through earnings (in the case of a fair value hedge) or recognized in "Accumulated other comprehensive loss" until the hedged item is recognized in earnings (in the case of a cash flow hedge). The ineffective portion of a derivative's change in fair value is immediately recognized in earnings consistent with the classification of the hedged item.

        Gains or losses from derivatives designated as hedging instruments in a fair value hedge are reported through earnings and classified consistent with the nature of the underlying hedged transaction. Where derivative financial instruments have been designated as cash flow hedges of forecasted transactions and such forecasted transactions are no longer probable of occurring, hedge accounting is discontinued and any derivative gain or loss previously included in "Accumulated other comprehensive loss" is reclassified into earnings consistent with the nature of the original forecasted transaction.

        Certain commercial contracts may grant rights to the Company or the counterparties, or contain other provisions that are considered to be derivatives. Such embedded derivatives are assessed at inception of the contract and depending on their characteristics, accounted for as separate derivative instruments and shown at their fair value in the balance sheet with changes in their fair value reported in earnings consistent with the nature of the commercial contract to which they relate.

        Derivatives are classified in the Consolidated Statements of Cash Flows in the same section as the underlying item. Cash flows from the settlement of undesignated derivatives used to manage the risks of different underlying items on a net basis, are classified within "Net cash provided by operating activities", as the underlying items are primarily operational in nature.

Leases

        The Company leases primarily real estate and office equipment. Rental expense for operating leases is recorded on a straight-line basis over the life of the lease term. Lease transactions where substantially all risks and rewards incident to ownership are transferred from the lessor to the lessee are accounted for as capital leases. All other leases are accounted for as operating leases. Amounts due under capital leases are recorded as a liability. The interest in assets acquired under capital leases is recorded as property, plant and equipment. Depreciation and amortization of assets recorded under capital leases is included in depreciation and amortization expense.

Sale-leasebacks

        The Company occasionally enters into transactions accounted for as sale-leasebacks, in which fixed assets, generally real estate and/or equipment, are sold to a third party and then leased for use by the Company. Under certain circumstances, the necessary criteria to recognize a sale of these assets may not occur and then the transaction is reflected as a financing transaction, with the proceeds received from the transaction reflected as a borrowing or deposit liability. When the necessary criteria have been met to recognize a sale, gains or losses on the sale of the assets are generally deferred and amortized over the term of the transaction, except in certain limited instances when a portion of the gain or loss may be recognized upon inception. The lease of the asset is accounted for as either an operating lease or a capital lease, depending upon its specific terms.

Translation of foreign currencies and foreign exchange transactions

        The functional currency for most of the Company's subsidiaries is the applicable local currency. The translation from the applicable functional currencies into the Company's reporting currency is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for income statement accounts using average exchange rates prevailing during the year. The resulting translation adjustments are excluded from the determination of earnings and are recognized in "Accumulated other comprehensive loss" until the subsidiary is sold, substantially liquidated or evaluated for impairment in anticipation of disposal.

        Foreign currency exchange gains and losses, such as those resulting from foreign currency denominated receivables or payables, are included in the determination of earnings, except as they relate to intercompany loans that are equity-like in nature with no reasonable expectation of repayment, which are recognized in "Accumulated other comprehensive loss". Exchange gains and losses recognized in earnings are included in "Total revenues", "Total cost of sales", "Selling, general and administrative expenses" or "Interest and other finance expense" consistent with the nature of the underlying item.

Income taxes

        The Company uses the asset and liability method to account for deferred taxes. Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial reporting and the tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. The Company records a deferred tax asset when it determines that it is more likely than not that the deduction will be sustained based upon the deduction's technical merit. A valuation allowance is recorded to reduce deferred tax assets to the amount that is more likely than not to be realized.

        Deferred taxes are provided on unredeemed retained earnings of the Company's subsidiaries. However, deferred taxes are not provided on such unredeemed retained earnings to the extent it is expected that the earnings are permanently reinvested. Such earnings may become taxable upon the sale or liquidation of these subsidiaries or upon the remittance of dividends.

        The Company operates in numerous tax jurisdictions and, as a result, is regularly subject to audit by tax authorities. The Company provides for tax contingencies whenever it is deemed more likely than not that a tax asset has been impaired or a tax liability has been incurred for events such as tax claims or changes in tax laws. Contingency provisions are recorded based on the technical merits of the Company's filing position, considering the applicable tax laws and Organisation for Economic Co-operation and Development (OECD) guidelines and are based on its evaluations of the facts and circumstances as of the end of each reporting period. Changes in the facts and circumstances could result in a material change to the tax accruals.

        The Company applies a two-step approach to recognize and measure uncertainty in income taxes. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50 percent likely of being realized upon ultimate settlement.

        Expense related to tax penalties is classified in the Consolidated Income Statements as "Provision for taxes", while interest thereon is classified as "Interest and other finance expense".

Research and development

        Research and development costs not related to specific customer orders are generally expensed as incurred.

Earnings per share

        Basic earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year. Diluted earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year, assuming that all potentially dilutive securities were exercised, if dilutive. Potentially dilutive securities comprise: outstanding written call options, outstanding options and shares granted subject to certain conditions under the Company's share-based payment arrangements. See further discussion related to earnings per share in Note 20 and of potentially dilutive securities in Note 18.

Share-based payment arrangements

        The Company has various share-based payment arrangements for its employees, which are described more fully in Note 18. Such arrangements are accounted for under the fair value method. For awards that are equity-settled, total compensation is measured at grant date, based on the fair value of the award at that date, and recorded in earnings over the period the employees are required to render service. For awards that are cash-settled, compensation is initially measured at grant date and subsequently remeasured at each reporting period, based on the fair value and vesting percentage of the award at each of those dates, with changes in the liability recorded in earnings.

Fair value measures

        The Company uses fair value measurement principles to record certain financial assets and liabilities on a recurring basis and, when necessary, to record certain non-financial assets at fair value on a non-recurring basis, as well as to determine fair value disclosures for certain financial instruments carried at amortized cost in the financial statements. Financial assets and liabilities recorded at fair value on a recurring basis include foreign currency, commodity and interest rate derivatives, as well as cash-settled call options and available-for-sale securities. Non-financial assets recorded at fair value on a non-recurring basis include long-lived assets that are reduced to their estimated fair value due to impairments.

        Fair value is the price that would be received when selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation techniques including the market approach (using observable market data for identical or similar assets and liabilities), the income approach (discounted cash flow models) and the cost approach (using costs a market participant would incur to develop a comparable asset). Inputs used to determine the fair value of assets and liabilities are defined by a three-level hierarchy, depending on the reliability of those inputs. The Company has categorized its financial assets and liabilities and non-financial assets measured at fair value within this hierarchy based on whether the inputs to the valuation technique are observable or unobservable. An observable input is based on market data obtained from independent sources, while an unobservable input reflects the Company's assumptions about market data.

        The levels of the fair value hierarchy are as follows:

Level 1:	Valuation inputs consist of quoted prices in an active market for identical assets or liabilities (observable quoted prices). Assets and liabilities valued using Level 1 inputs include exchange-traded equity securities, listed derivatives which are actively traded such as commodity futures, interest rate futures and certain actively traded debt securities.
Level 2:
Valuation inputs consist of observable inputs (other than Level 1 inputs) such as actively quoted prices for similar assets, quoted prices in inactive markets and inputs other than quoted prices such as interest rate yield curves, credit spreads, or inputs derived from other observable data by interpolation, correlation, regression or other means. The adjustments applied to quoted prices or the inputs used in valuation models may be both observable and unobservable. In these cases, the fair value measurement is classified as Level 2 unless the unobservable portion of the adjustment or the unobservable input to the valuation model is significant, in which case the fair value measurement would be classified as Level 3. Assets and liabilities valued using Level 2 inputs include investments in certain funds, certain debt securities that are not actively traded, interest rate swaps, commodity swaps, cash-settled call options, as well as foreign exchange forward contracts and foreign exchange swaps as well as financing receivables and debt.
Level 3:	Valuation inputs are based on the Company's assumptions of relevant market data (unobservable input). The impairments of certain equity-method investments were calculated using Level 3 inputs.

        Whenever quoted prices involve bid-ask spreads, the Company ordinarily determines fair values based on mid-market quotes. However, for the purposes of determining the fair value of cash-settled call options serving as hedges of the Company's management incentive plan (MIP), bid prices are used.

        When determining fair values based on quoted prices in an active market, the Company considers if the level of transaction activity for the financial instrument has significantly decreased, or would not be considered orderly. In such cases, the resulting changes in valuation techniques would be disclosed. If the market is considered disorderly or if quoted prices are not available, the Company is required to use another valuation technique, such as an income approach.

        Disclosures about the Company's fair value measurements of assets and liabilities are included in Note 6.

Contingencies and asset retirement obligations

        The Company is subject to proceedings, litigation or threatened litigation and other claims and inquiries, related to environmental, labor, product, regulatory, tax (other than income tax) and other matters, and is required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses. A determination of the provision required, if any, for these contingencies is made after analysis of each individual issue, often with assistance from both internal and external legal counsel and technical experts. The required amount of a provision for a contingency of any type may change in the future due to new developments in the particular matter, including changes in the approach to its resolution.

        The Company records a provision for its contingent obligations when it is probable that a loss will be incurred and the amount can be reasonably estimated. Any such provision is generally recognized on an undiscounted basis using the Company's best estimate of the amount of loss incurred or at the lower end of an estimated range when a single best estimate is not determinable. In some cases, the Company may be able to recover a portion of the costs relating to these obligations from insurers or other third parties; however, the Company records such amounts only when it is probable that they will be collected.

        The Company provides for anticipated costs for warranties when it recognizes revenues on the related products or contracts. Warranty costs include calculated costs arising from imperfections in design, material and workmanship in the Company's products. The Company makes individual assessments on contracts with risks resulting from order-specific conditions or guarantees and assessments on an overall, statistical basis for similar products sold in larger quantities.

        The Company may have a legal obligation to perform environmental clean-up activities as a result of the normal operation of its business or have other asset retirement obligations. In some cases, the timing or the method of settlement, or both, are conditional upon a future event that may or may not be within the control of the Company, but the underlying obligation itself is unconditional and certain. The Company recognizes a provision for these and other asset retirement obligations when a liability for the retirement or clean-up activity has been incurred and a reasonable estimate of its fair value can be made. Asset retirement provisions are initially recognized at fair value, and subsequently adjusted for accrued interest and changes in estimates. Provisions for environmental obligations are not discounted to their present value when the timing of payments cannot be reasonably estimated.

Pensions and other postretirement benefits

        The Company has a number of defined benefit pension and other postretirement plans. The Company recognizes an asset for such a plan's overfunded status or a liability for such a plan's underfunded status in its Consolidated Balance Sheets. Additionally, the Company measures such a plan's assets and obligations that determine its funded status as of the end of the year and recognizes the changes in the funded status in the year in which the changes occur. Those changes are reported in "Accumulated other comprehensive loss" and as a separate component of stockholders' equity.

        The Company uses actuarial valuations to determine its pension and postretirement benefit costs and credits. The amounts calculated depend on a variety of key assumptions, including discount rates and expected return on plan assets. Current market conditions are considered in selecting these assumptions.

        The Company's various pension plan assets are assigned to their respective levels in the fair value hierarchy in accordance with the valuation principles described in the "Fair value measures" section above.

        See Note 17 for further discussion of the Company's employee benefit plans.

Business combinations

        Assets acquired and liabilities assumed in business combinations are accounted for using the acquisition method and recorded at their respective fair values. Contingent consideration is recorded at fair value as an element of purchase price with subsequent adjustments recognized in income.

        Identifiable intangibles consist of intellectual property such as trademarks and trade names, customer relationships, patented and unpatented technology, in-process research and development, order backlog and capitalized software; these are amortized over their estimated useful lives. Such intangibles are subsequently subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not be recoverable. See the "Goodwill and other intangible assets" section above. Acquisition-related costs are recognized separately from the acquisition and expensed as incurred. Restructuring costs are generally expensed in periods subsequent to the acquisition date. Upon gaining control of an entity in which an equity method or cost basis investment was held by the Company, the carrying value of that investment is adjusted to fair value with the related gain or loss recorded in income.

        Deferred tax assets and liabilities based on temporary differences between the financial reporting and the tax base of assets and liabilities as well as uncertain tax positions and valuation allowances on acquired deferred tax assets assumed in connection with a business combination are initially estimated as of the acquisition date based on facts and circumstances that existed at the acquisition date. These estimates are subject to change within the measurement period (a period of up to 12 months after the acquisition date during which the acquirer may adjust the provisional acquisition amounts) with any adjustments to the preliminary estimates being recorded to goodwill. Changes in deferred taxes, uncertain tax positions and valuation allowances on acquired deferred tax assets that occur after the measurement period are recognized in income.

New accounting pronouncements

Applicable in current period

Amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs

        As of January 2012, the Company adopted an accounting standard update which provides guidance that results in common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. These amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the amendments in this update are not intended to result in a change in the application of the requirements of U.S. GAAP. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption of this update did not have a significant impact on the Consolidated Financial Statements.

Presentation of comprehensive income

        As of January 2012, the Company adopted two accounting standard updates regarding the presentation of comprehensive income. Under the updates, the Company is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income and a total amount for comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. These updates are effective retrospectively and resulted in the Company presenting two separate but consecutive statements. See Note 21 for the income tax expense or benefit related to each component of other comprehensive income.

Testing goodwill for impairment

        As of January 2012, the Company adopted an accounting standard update regarding the testing of goodwill for impairment under which the Company has elected the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Consequently, the Company is not required to calculate the fair value of a reporting unit unless it determines, based on the qualitative assessment, that it is more likely than not that the reporting unit's fair value is less than its carrying amount. The adoption of this update did not have a significant impact on the Consolidated Financial Statements.

Applicable for future periods

Disclosures about offsetting assets and liabilities

        In December 2011, an accounting standard update was issued regarding disclosures about amounts of certain financial and derivative instruments recognized in the statement of financial position that are either (i) offset or (ii) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset. The scope of the update, as clarified by an update in January 2013, covers derivatives (including bifurcated embedded derivatives), repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending arrangements. This update is effective for the Company for annual and interim periods beginning January 1, 2013, and is applicable retrospectively. The Company does not expect that this update will have a significant impact on its Consolidated Financial Statements.

Reporting of amounts reclassified out of accumulated other comprehensive income

        In February 2013, an accounting standard update was issued regarding the presentation of amounts reclassified out of accumulated other comprehensive income. Under the update, the Company is required to present, either in a single note or parenthetically on the face of the financial statements, significant amounts reclassified out of accumulated other comprehensive income by the respective income statement line item (if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the reporting period). If a component is not required to be reclassified to net income in its entirety, the Company would instead cross-reference to other U.S. GAAP required disclosures that provide additional information about the amounts. This update is effective for the Company for annual and interim periods beginning January 1, 2013, and is applicable prospectively. The Company does not expect that this update will have a significant impact on its Consolidated Financial Statements.

Parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity

        In March 2013, an accounting standard update was issued regarding the release of cumulative translation adjustments of a parent when it ceases to have a controlling financial interest in a subsidiary or group of assets that is a business within a foreign entity (for the Company, a foreign entity is an entity having a functional currency other than U.S. dollars). Under the update, the Company would recognize cumulative translation adjustments in net income when it ceases to have a controlling financial interest in a subsidiary or group of assets within a consolidated foreign entity and if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For foreign equity-accounted companies, a pro rata portion of the cumulative translation adjustment would be recognized in net income upon a partial sale of the equity-accounted company. This update is effective for the Company for annual and interim periods beginning January 1, 2014, and is applicable prospectively. The impact of this update on the Consolidated Financial Statements is dependent on future transactions resulting in derecognition of foreign assets, subsidiaries or foreign equity-accounted companies completed on or after adoption.

Acquisitions and increases in controlling interests	12 Months Ended
Dec. 31, 2012
Acquisitions and increases in controlling interests
Acquisitions and increases in controlling interests

Note 3—Acquisitions and increases in controlling interests

Acquisitions

        Acquisitions were as follows:

($ in millions, except number of acquired businesses)	2012	2011	2010
Acquisitions (net of cash acquired)(1)	3,643	3,805	1,275
Aggregate excess of purchase price over fair value of net assets acquired(2)	2,895	3,261	1,091
Number of acquired businesses	9	10	9
(1)
Excluding changes in cost and equity investments but including $5 million in 2012 and $19 million in 2011, representing the fair value of replacement vested stock options issued to Thomas & Betts and Baldor employees, respectively, at the corresponding acquisition dates.

(2)
Recorded as goodwill (see Note 11).

        In the table above, the "Acquisitions" and "Aggregate excess of purchase price over fair value of net assets acquired" amounts for 2012 relate primarily to the acquisition of Thomas & Betts Corporation (Thomas & Betts). For 2011, these amounts relate mainly to the acquisitions of Baldor Electric Corporation (Baldor) and EAM Software Holdings Pty Ltd (Mincom), while for 2010, these amounts relate primarily to the acquisition of the Ventyx group (Ventyx).

        Acquisitions of controlling interests have been accounted for under the acquisition method and have been included in the Company's Consolidated Financial Statements since the date of acquisition.

        While the Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the acquisition date, the purchase price allocation for acquisitions is preliminary for up to 12 months after the acquisition date and is subject to refinement as more detailed analyses are completed and additional information about the fair values of the assets and liabilities becomes available.

        On May 16, 2012, the Company acquired all outstanding shares of Thomas & Betts for $72 per share in cash. The resulting cash outflows for the Company amounted to $3,700 million, representing $3,282 million for the purchase of the shares (net of cash acquired of $521 million), $94 million related to cash settlement of Thomas & Betts options held at acquisition date and $324 million for the repayment of debt assumed upon acquisition. Thomas & Betts designs, manufactures and markets components used to manage the connection, distribution, transmission and reliability of electrical power in industrial, construction and utility applications. The acquisition of Thomas & Betts supports the Company's strategy of expanding its Low Voltage Products operating segment into new geographies, sectors and products, and consequently the goodwill acquired represents the future benefits associated with the expansion of market access and product scope.

        The aggregate preliminary allocation of the purchase consideration for business acquisitions in 2012 is as follows:

	Allocated amounts			Weighted- average useful life
($ in millions)	Thomas & Betts	Other	Total	Thomas & Betts
Customer relationships	1,169	18	1,187	18 years
Technology	179	43	222	5 years
Trade names	155	6	161	10 years
Order backlog	12	1	13	7.5 months

Intangible assets	1,515	68	1,583	15 years
Fixed assets	458	25	483
Debt acquired	(619)	—	(619)
Deferred tax liabilities	(1,080)	(24)	(1,104)
Inventories	300	38	338
Other assets and liabilities, net(1)	84	(17)	67
Goodwill(2)	2,723	172	2,895

Total consideration (net of cash acquired)(3)	3,381	262	3,643

(1)
Gross receivables from the Thomas & Betts acquisition totaled $387 million; the fair value of which was $344 million after rebates and allowance for estimated uncollectable receivables.

(2)
The Company does not expect the majority of goodwill recognized to be deductible for income tax purposes.

(3)
Cash acquired in the Thomas & Betts acquisition totaled $521 million. Additional consideration for the Thomas & Betts acquisition included $94 million related to the cash settlement of stock options held by Thomas & Betts employees at the acquisition date and $5 million representing the fair value of replacement vested stock options issued to Thomas & Betts employees at the acquisition date. The fair value of these stock options was estimated using a Black-Scholes model.

        The preliminary estimated fair values of the assets acquired and liabilities assumed for business combinations in 2012 are based on preliminary calculations and valuations, and facts and circumstances that existed at the respective acquisition dates. The Company's estimates and assumptions are subject to change during the measurement periods of those acquisitions. The area where preliminary estimates are not yet finalized primarily relates to certain deferred tax liabilities.

        The Company's Consolidated Income Statement for 2012 includes total revenues of $1,541 million and a net loss (including acquisition-related charges) of $10 million in respect of Thomas & Betts since the date of acquisition.

        The unaudited pro forma financial information in the table below summarizes the combined pro forma results of the Company and Thomas & Betts for 2012 and 2011, as if Thomas & Betts had been acquired on January 1, 2011.

($ in millions)	2012	2011
Total revenues	40,251	40,288
Income from continuing operations, net of tax	2,923	3,381

        The unaudited pro forma results above include certain adjustments related to the Thomas & Betts acquisition. The table below summarizes the adjustments necessary to present the pro forma financial information of the Company and Thomas & Betts combined, as if Thomas & Betts had been acquired on January 1, 2011.

	Adjustments
($ in millions)	2012	2011
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)	(26)	(69)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition	12	(12)
Impact on cost of sales from fair valuing acquired inventory	31	(31)
Impact on cost of sales from additional depreciation of fixed assets	(12)	(33)
Interest expense on Thomas & Betts debt	5	21
Impact on selling, general and administrative expenses from Thomas & Betts stock-option plans	16	—
Impact on selling, general and administrative expenses from acquisition-related costs	56	(20)
Impact on interest and other finance expense from bridging facility costs	13	—
Other	(5)	(15)
Income taxes	(7)	44

Total pro forma adjustments	83	(115)

        The pro forma results are for information purposes only and do not include any anticipated cost synergies or other effects of the planned integration of Thomas & Betts. Accordingly, such pro forma amounts are not necessarily indicative of the results that would have occurred had the acquisition been completed on the date indicated, nor are they indicative of the future operating results of the combined company.

        On January 26, 2011, the Company acquired 83.25 percent of the outstanding shares of Baldor for $63.50 per share in cash. On January 27, 2011, the Company exercised its top-up option contained in the merger agreement, bringing its shareholding in Baldor to 91.6 percent, allowing the Company to complete a short-form merger under Missouri, United States, law. On the same date, the Company completed the purchase of the remaining 8.4 percent of outstanding shares. The resulting cash outflows for the Company amounted to $4,276 million, representing $2,966 million for the purchase of the shares (net of cash acquired), $70 million related to cash settlement of Baldor options held at acquisition date and $1,240 million for the repayment of debt assumed upon acquisition. Baldor markets, designs and manufactures industrial electric motors, mechanical power transmission products, drives and generators.

        The final allocation of the purchase consideration for the Baldor acquisition in 2011 is as follows:

($ in millions)	Allocated amounts	Weighted-average useful life
Customer relationships	996	19 years
Technology	259	7 years
Trade name	121	10 years
Order backlog	15	2 months
Other intangible assets	15	5 years

Intangible assets	1,406	16 years
Fixed assets	382
Debt acquired	(1,241)
Deferred tax liabilities	(693)
Inventories	422
Other assets and liabilities, net(1)	51
Goodwill(2)	2,728

Total consideration (net of cash acquired)(3)	3,055

(1)
Gross receivables from the acquisition totaled $266 million; the fair value of which was $263 million after allowance for estimated uncollectable receivables.

(2)
The goodwill recognized is not deductible for income tax purposes.

(3)
Cash acquired in the acquisition totaled $48 million. Additional consideration included $70 million related to the cash settlement of stock options held by Baldor employees at the acquisition date and $19 million representing the fair value of replacement vested stock options issued to Baldor employees at the acquisition date. The fair value of these stock options was estimated using a Black-Scholes model.

        The Company's Consolidated Income Statement for 2011 includes total revenues of $1,950 million and net income (including acquisition-related charges) of $155 million in respect of Baldor since the date of acquisition.

        The unaudited pro forma financial information in the table below summarizes the combined pro forma results of the Company and Baldor for 2011 and 2010, as if Baldor had been acquired on January 1, 2010.

($ in millions)	2011	2010
Total revenues	38,100	33,310
Income from continuing operations, net of tax	3,391	2,726

        The unaudited pro forma results above include certain adjustments related to the Baldor acquisition. The table below summarizes the adjustments necessary to present the pro forma financial information of the combined entity as if Baldor had been acquired on January 1, 2010.

	Adjustments
($ in millions)	2011	2010
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)	(7)	(91)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition	15	(15)
Impact on cost of sales from fair valuing acquired inventory	57	(57)
Interest expense on Baldor's debt	11	106
Baldor stock-option plans	66	—
Impact on selling, general and administrative expenses from acquisition-related costs	64	(24)
Other	—	(23)
Income taxes	(65)	26

Total pro forma adjustments	141	(78)

        The pro forma results are for information purposes only and do not include any anticipated cost synergies or other effects of the integration of Baldor. Accordingly, such pro forma amounts are not necessarily indicative of the results that would have occurred had the acquisition been completed on the date indicated, nor are they indicative of the future operating results of the combined company.

        The aggregate allocation of the purchase consideration for other business acquisitions in 2011, excluding Baldor, was as follows:

($ in millions)	Allocated amounts(1)
Customer relationships	220
Technology	156
Trade names	32
Order backlog	36
Other intangible assets	3

Intangible assets	447
Fixed assets	40
Debt acquired	(202)
Deferred tax liabilities	(99)
Inventories	35
Other assets and liabilities, net	(4)
Goodwill	533

Total consideration (net of cash acquired)	750

(1)
The allocated amounts primarily relate to the acquisitions of Mincom, PGC Powergen Consulting SA (Trasfor) and AB Lorentzen & Wettre.

        On June 1, 2010, the Company acquired all of the shares of Ventyx Inc., Ventyx Software Inc. and Ventyx Dutch Holding B.V., representing substantially all of the revenues, assets and liabilities of the Ventyx group. Ventyx provides software solutions to global energy, utility, communications and other asset-intensive businesses and was integrated into the Power Systems operating segment.

        The aggregate purchase price of business acquisitions in 2010, settled in cash, has been allocated as follows:

($ in millions)	Allocated amounts	Weighted-average useful life
Intangible assets(1)	356	8 years
Deferred tax liabilities	(147)
Other assets and liabilities, net(2)	(25)
Goodwill(3)	1,091

Total(4)	1,275

(1)
Includes mainly capitalized software for sale and customer relationships.

(2)
Including debt assumed upon acquisition.

(3)
Goodwill recognized is not deductible for income tax purposes.

(4)
Primarily relates to the acquisition of Ventyx.

Increase in controlling interests in India

        In 2010, the Company increased its ownership interest in ABB Limited, India (its publicly-listed subsidiary in India) from approximately 52 percent to 75 percent. Cash paid in 2010, including transaction costs, amounted to $956 million. The offer of 900 rupees per share resulted in a charge to "Capital stock and additional paid-in capital" of $838 million, including expenses related to the transaction.

Cash and equivalents and marketable securities	12 Months Ended
Dec. 31, 2012
Cash and equivalents and marketable securities
Cash and equivalents and marketable securities

Note 4—Cash and equivalents and marketable securities

Current Assets

        Cash and equivalents and marketable securities and short-term investments consisted of the following:

	December 31, 2012
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	2,784			2,784	2,784	—
Time deposits	3,993			3,993	3,963	30
Other short-term investments	15			15	—	15
Debt securities available-for-sale:
—U.S. government obligations	152	8	(1)	159	—	159
—Other government obligations	3	—	—	3	—	3
—Corporate	236	9	—	245	128	117
Equity securities available-for-sale	1,271	12	(1)	1,282	—	1,282

Total	8,454	29	(2)	8,481	6,875	1,606

	December 31, 2011
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	1,655			1,655	1,655	—
Time deposits	2,986			2,986	2,984	2
Debt securities available-for-sale:
—U.S. government obligations	753	8	—	761	—	761
—Other government obligations	3	—	—	3	—	3
—Corporate	298	8	(1)	305	180	125
Equity securities available-for-sale	50	10	(3)	57	—	57

Total	5,745	26	(4)	5,767	4,819	948

Non-current assets

        The Company also holds shares in a publicly-traded company which are classified as available-for-sale equity securities and recorded in "Other non-current assets". At December 31, 2012 and 2011, other-than-temporary impairments were recognized on these securities but were not significant.

        In addition, certain held-to-maturity marketable securities (pledged in respect of a certain non-current deposit liability) are recorded in "Other non-current assets". At December 31, 2012, the amortized cost, gross unrecognized gain and fair value (based on quoted market prices) of these securities were $97 million, $27 million and $124 million, respectively. At December 31, 2011, the amortized cost, gross unrecognized gain and fair value (based on quoted market prices) of these securities were $92 million, $28 million and $120 million, respectively.

Gains, losses and contractual maturities

        Gross realized gains (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities were $3 million, $8 million and $16 million in 2012, 2011 and 2010, respectively. Gross realized losses (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities were not significant in 2012, 2011 and 2010. Such gains and losses were included in "Interest and other finance expense".

        In 2012 and 2011, other-than-temporary impairments recognized on available-for-sale equity securities were not significant. There was no other-than-temporary impairment in 2010.

        At December 31, 2012, 2011 and 2010, gross unrealized losses on available-for-sale securities that have been in a continuous unrealized loss position were not significant and the Company does not intend and does not expect to be required to sell these securities before the recovery of their amortized cost.

        There were no sales of held-to-maturity securities in 2012, 2011 and 2010.

        Contractual maturities of debt securities consisted of the following:

	December 31, 2012
	Available-for-sale		Held-to-maturity
($ in millions)	Cost basis	Fair value	Cost basis	Fair value
Less than one year	128	128	—	—
One to five years	200	210	41	48
Six to ten years	63	69	56	76

Total	391	407	97	124

        At December 31, 2012 and 2011, the Company pledged $96 million and $90 million, respectively, of available-for-sale marketable securities as collateral for issued letters of credit and other security arrangements.

Financial instruments	12 Months Ended
Dec. 31, 2012
Financial instruments
Financial instruments

Note 5—Financial instruments

        The Company is exposed to certain currency, commodity, interest rate and equity risks arising from its global operating, financing and investing activities. The Company uses derivative instruments to reduce and manage the economic impact of these exposures.

Currency risk

        Due to the global nature of the Company's operations, many of its subsidiaries are exposed to currency risk in their operating activities from entering into transactions in currencies other than their functional currency. To manage such currency risks, the Company's policies require the subsidiaries to hedge their foreign currency exposures from binding sales and purchase contracts denominated in foreign currencies. For forecasted foreign currency denominated sales of standard products and the related foreign currency denominated purchases, the Company's policy is to hedge up to a maximum of 100 percent of the forecasted foreign currency denominated exposure, depending on the length of the forecasted exposures. Forecasted exposures greater than 12 months are not hedged. Forward foreign exchange contracts are the main instrument used to protect the Company against the volatility of future cash flows (caused by changes in exchange rates) of contracted and forecasted sales and purchases denominated in foreign currencies. In addition, within its treasury operations, the Company primarily uses foreign exchange swaps and forward foreign exchange contracts to manage the currency and timing mismatches arising in its liquidity management activities.

Commodity risk

        Various commodity products are used in the Company's manufacturing activities. Consequently it is exposed to volatility in future cash flows arising from changes in commodity prices. To manage the price risk of commodities other than electricity, the Company's policies require that the subsidiaries hedge the commodity price risk exposures from binding contracts, as well as at least 50 percent (up to a maximum of 100 percent) of the forecasted commodity exposure over the next 12 months or longer (up to a maximum of 18 months). In certain locations where the price of electricity is hedged, up to a maximum of 90 percent of the forecasted electricity needs, depending on the length of the forecasted exposures, is hedged. Swap and futures contracts are used to manage the associated price risks of commodities.

Interest rate risk

        The Company has issued bonds at fixed rates. Interest rate swaps are used to manage the interest rate risk associated with certain debt. In addition, from time to time, the Company uses instruments such as interest rate swaps, interest rate futures, bond futures or forward rate agreements to manage interest rate risk arising from the Company's balance sheet structure but does not designate such instruments as hedges.

Equity risk

        The Company is exposed to fluctuations in the fair value of its warrant appreciation rights (WARs) issued under its MIP. A WAR gives its holder the right to receive cash equal to the market price of an equivalent listed warrant on the date of exercise. To eliminate such risk, the Company has purchased cash-settled call options which entitle the Company to receive amounts equivalent to its obligations under the outstanding WARs.

        In general, while the Company's primary objective in its use of derivatives is to minimize exposures arising from its business, certain derivatives are designated and qualify for hedge accounting treatment while others either are not designated or do not qualify for hedge accounting.

Volume of derivative activity

Foreign exchange and interest rate derivatives:

        The gross notional amounts of outstanding foreign exchange and interest rate derivatives (whether designated as hedges or not) were as follows:

	Total notional amounts at December 31,
Type of derivative ($ in millions)	2012	2011	2010
Foreign exchange contracts	19,724	16,503	16,971
Embedded foreign exchange derivatives	3,572	3,439	2,891
Interest rate contracts	3,983	5,535	2,357

Derivative commodity contracts:

        The following table shows the notional amounts of outstanding commodity derivatives (whether designated as hedges or not), on a net basis, to reflect the Company's requirements in the various commodities:

		Total notional amounts at December 31,
Type of derivative	Unit	2012	2011	2010
Copper swaps	metric tonnes	45,222	38,414	20,977
Aluminum swaps	metric tonnes	5,495	5,068	3,050
Nickel swaps	metric tonnes	21	18	36
Lead swaps	metric tonnes	13,025	13,325	9,525
Zinc swaps	metric tonnes	225	125	—
Silver swaps	ounces	1,415,322	1,981,646	—
Electricity futures	megawatt hours	334,445	326,960	363,340
Crude oil swaps	barrels	135,471	113,397	121,979

Equity derivatives:

        At December 31, 2012, 2011 and 2010, the Company held 67 million, 61 million and 58 million cash-settled call options on ABB Ltd shares with a total fair value of $26 million, $21 million and $45 million, respectively.

Cash flow hedges

        As noted above, the Company mainly uses forward foreign exchange contracts to manage the foreign exchange risk of its operations, commodity swaps to manage its commodity risks and cash-settled call options to hedge its WAR liabilities. Where such instruments are designated and qualify as cash flow hedges, the effective portion of the changes in their fair value is recorded in "Accumulated other comprehensive loss" and subsequently reclassified into earnings in the same line item and in the same period as the underlying hedged transaction affects earnings. Any ineffectiveness in the hedge relationship, or hedge component excluded from the assessment of effectiveness, is recognized in earnings during the current period.

        At December 31, 2012, 2011 and 2010, "Accumulated other comprehensive loss" included net unrealized gains of $37 million, $12 million and $92 million, respectively, net of tax, on derivatives designated as cash flow hedges. Of the amount at December 31, 2012, net gains of $31 million are expected to be reclassified to earnings in 2013. At December 31, 2012, the longest maturity of a derivative classified as a cash flow hedge was 78 months.

        In 2012, 2011 and 2010, the amounts of gains or losses, net of tax, reclassified into earnings due to the discontinuance of cash flow hedge accounting and recognized in earnings due to ineffectiveness in cash flow hedge relationships were not significant.

        The pre-tax effects of derivative instruments, designated and qualifying as cash flow hedges, on "Accumulated other comprehensive loss" and the Consolidated Income Statements were as follows:

2012
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)
		Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	74	Total revenues	69	Total revenues	—
		Total cost of sales	(12)	Total cost of sales	—
Commodity contracts	4	Total cost of sales	(4)	Total cost of sales	—
Cash-settled call options	(4)	SG&A expenses(2)	(11)	SG&A expenses(2)	—

Total	74		42		—

2011
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)
		Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	9	Total revenues	113	Total revenues	—
		Total cost of sales	(9)	Total cost of sales	—
Commodity contracts	(13)	Total cost of sales	2	Total cost of sales	—
Cash-settled call options	(17)	SG&A expenses(2)	(18)	SG&A expenses(2)	—

Total	(21)		88		—

2010
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)
		Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	115	Total revenues	36	Total revenues	2
		Total cost of sales	(4)	Total cost of sales	—
Commodity contracts	10	Total cost of sales	8	Total cost of sales	1
Cash-settled call options	(2)	SG&A expenses(2)	(11)	SG&A expenses(2)	—

Total	123		29		3

(1)
OCI represents "Accumulated other comprehensive loss".

(2)
SG&A expenses represent "Selling, general and administrative expenses".

        Derivative gains of $28 million, $61 million and $19 million, net of tax, were reclassified from "Accumulated other comprehensive loss" to earnings during 2012, 2011 and 2010, respectively.

Fair value hedges

        To reduce its interest rate exposure arising primarily from its debt issuance activities, the Company uses interest rate swaps. Where such instruments are designated as fair value hedges, the changes in fair value of these instruments, as well as the changes in fair value of the risk component of the underlying debt being hedged, are recorded as offsetting gains and losses in "Interest and other finance expense". Hedge ineffectiveness of instruments designated as fair value hedges in 2012, 2011 and 2010, was not significant.

        The effect of derivative instruments, designated and qualifying as fair value hedges, on the Consolidated Income Statements was as follows:

2012
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge
	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	6	Interest and other finance expense	(6)

2011
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge
	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	(24)	Interest and other finance expense	24

2010
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge
	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	(12)	Interest and other finance expense	12

Derivatives not designated in hedge relationships

        Derivative instruments that are not designated as hedges or do not qualify as either cash flow or fair value hedges are economic hedges used for risk management purposes. Gains and losses from changes in the fair values of such derivatives are recognized in the same line in the income statement as the economically hedged transaction.

        Furthermore, under certain circumstances, the Company is required to split and account separately for foreign currency derivatives that are embedded within certain binding sales or purchase contracts denominated in a currency other than the functional currency of the subsidiary and the counterparty.

        The gains (losses) recognized in the Consolidated Income Statements on derivatives not designated in hedging relationships are included in the table below:

	Gains (losses) recognized in income
($ in millions) Type of derivative not designated as a hedge	Location	2012	2011	2010
Foreign exchange contracts	Total revenues	318	(93)	436
	Total cost of sales	(193)	(25)	(263)
	SG&A expenses(1)	(3)	—	—
	Interest and other finance expense	68	265	563
Embedded foreign exchange contracts	Total revenues	(148)	(31)	(279)
	Total cost of sales	28	11	17
Commodity contracts	Total cost of sales	10	(59)	38
	Interest and other finance expense	1	1	—
Interest rate contracts	Interest and other finance expense	(1)	—	—
Cash-settled call options	Interest and other finance expense	—	(1)	(1)

Total		80	68	511

(1)
SG&A expenses represent "Selling, general and administrative expenses".

        The fair values of derivatives included in the Consolidated Balance Sheets were as follows:

	December 31, 2012
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Provisions and other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	34	20	14	6
Commodity contracts	1	—	1	—
Interest rate contracts	15	31	—	2
Cash-settled call options	9	16	—	—

Total	59	67	15	8

Derivatives not designated as hedging instruments:
Foreign exchange contracts	204	62	84	20
Commodity contracts	7	1	11	1
Interest rate contracts	—	—	—	—
Cash-settled call options	—	1	—	—
Embedded foreign exchange derivatives	26	13	86	40

Total	237	77	181	61

Total fair value	296	144	196	69

	December 31, 2011
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Provisions and other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	37	6	26	10
Commodity contracts	1	—	6	—
Interest rate contracts	—	40	—	—
Cash-settled call options	13	6	—	—

Total	51	52	32	10

Derivatives not designated as hedging instruments:
Foreign exchange contracts	142	38	289	28
Commodity contracts	9	1	33	3
Interest rate contracts	—	—	—	1
Cash-settled call options	1	1	—	—
Embedded foreign exchange derivatives	51	13	77	19

Total	203	53	399	51

Total fair value	254	105	431	61

        Although the Company is party to close-out netting agreements with most derivative counterparties, the fair values in the tables above and in the Consolidated Balance Sheets at December 31, 2012 and 2011, have been presented on a gross basis.

Fair values	12 Months Ended
Dec. 31, 2012
Fair values
Fair values

Note 6—Fair values

Recurring fair value measures

        The following tables show the fair value of financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2012
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents"
Debt securities—Corporate	—	128	—	128
Available-for-sale securities in "Marketable securities and short-term investments"
Equity securities	3	1,279	—	1,282
Debt securities—U.S. government obligations	159	—	—	159
Debt securities—Other government obligations	—	3	—	3
Debt securities—Corporate	—	117	—	117
Available-for-sale securities in "Other non-current assets"
Equity securities	2	—	—	2
Derivative assets—current in "Other current assets"	—	296	—	296
Derivative assets—non-current in "Other non-current assets"	—	144	—	144

Total	164	1,967	—	2,131

Liabilities
Derivative liabilities—current in "Provisions and other current liabilities"	4	192	—	196
Derivative liabilities—non-current in "Other non-current liabilities"	—	69	—	69

Total	4	261	—	265

	December 31, 2011
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents"
Debt securities—Corporate	—	180	—	180
Available-for-sale securities in "Marketable securities and short-term investments"
Equity securities	3	54	—	57
Debt securities—U.S. government obligations	761	—	—	761
Debt securities—Other government obligations	—	3	—	3
Debt securities—Corporate	—	125	—	125
Available-for-sale securities in "Other non-current assets"
Equity securities	5	—	—	5
Derivative assets—current in "Other current assets"	2	252	—	254
Derivative assets—non-current in "Other non-current assets"	—	105	—	105

Total	771	719	—	1,490

Liabilities
Derivative liabilities—current in "Provisions and other current liabilities"	4	427	—	431
Derivative liabilities—non-current in "Other non-current liabilities"	—	61	—	61

Total	4	488	—	492

        The Company uses the following methods and assumptions in estimating fair values of financial assets and liabilities measured at fair value on a recurring basis:

  •
  Available-for-sale securities in "Cash and equivalents", "Marketable securities and short-term investments" and "Other non-current assets":  If quoted market prices in active markets for identical assets are available, these are considered Level 1 inputs; however, when markets are not active, these inputs are considered Level 2. If such quoted market prices are not available, fair value is determined using market prices for similar assets or present value techniques, applying an appropriate risk-free interest rate adjusted for non-performance risk. The inputs used in present value techniques are observable and fall into the Level 2 category.

  •
  Derivatives:  The fair values of derivative instruments are determined using quoted prices of identical instruments from an active market, if available (Level 1). If quoted prices are not available, price quotes for similar instruments, appropriately adjusted, or present value techniques, based on available market data, or option pricing models are used. Cash-settled call options hedging the Company's WAR liability are valued based on bid prices of the equivalent listed warrant. The fair values obtained using price quotes for similar instruments or valuation techniques represent a Level 2 input unless significant unobservable inputs are used.

Non-recurring fair value measures

        During 2012, impairment charges of $87 million were recorded as an adjustment to the fair value of certain equity-method investments. The non-recurring fair value measures were determined using a discounted cash flow model adjusted for industry and market conditions using Level 3 inputs and the resulting fair value of those assets remeasured during 2012 and still held at December 31, 2012, was not significant. Other non-recurring fair value measurements in 2012 were not significant. There were no significant non-recurring fair value measurements during 2011.

Disclosure about financial instruments carried on a cost basis

Cash and equivalents (excluding available-for-sale debt securities with original maturities up to 3 months):

        The carrying amounts of "Cash and equivalents" approximate the fair values, of which, at December 31, 2012, $2,784 million and $3,963 million, were determined using Level 1 and Level 2 inputs, respectively.

Marketable securities and short-term investments:

        In addition to the "Available-for-sale securities" disclosed in the "Recurring fair value measures" section above, "Marketable securities and short-term investments" at December 31, 2012, included time deposits of $30 million, the fair value of which was determined using Level 2 inputs and other short-term investments of $15 million, the fair value of which was determined using Level 1 inputs. The carrying amount of these investments approximates the fair value.

Receivables, net:

        The carrying amounts of "Receivables, net" approximate their fair values and include short-term loans granted. At December 31, 2012, the fair values of short-term loans, with carrying amounts of $7 million, were determined using Level 2 inputs.

Other non-current assets:

        Includes financing receivables (including loans granted) carried at amortized cost, less an allowance for credit losses, if required. Fair values are determined using a discounted cash flow methodology based upon loan rates of similar instruments and reflecting appropriate adjustments for non-performance risk. The carrying values and estimated fair values of long-term loans granted and outstanding at December 31, 2012, were $58 million and $59 million, respectively, and at December 31, 2011, were $52 million and $54 million, respectively. The fair values of long-term loans granted at December 31, 2012, were determined using Level 2 inputs.

        Includes held-to-maturity securities (see Note 4) whose carrying values and estimated fair values at December 31, 2012, were $97 million and $124 million, respectively, and at December 31, 2011, were $92 million and $120 million, respectively. The fair values of these securities at December 31, 2012, were determined using Level 2 inputs.

        Includes restricted cash and cash deposits (pledged in respect of a certain non-current deposit liability) totaling $271 million at December 31, 2012. Their carrying amounts approximate their fair values, which were determined using Level 1 inputs.

Accounts payable, trade:

        The carrying amounts of "Accounts payable, trade" approximate their fair values.

Short-term debt and current maturities of long-term debt, excluding finance lease liabilities:

        Includes commercial paper, bank borrowings and overdrafts as well as bonds maturing in the next 12 months. The carrying amounts of short-term debt and current maturities of long-term debt, excluding finance lease liabilities, approximate their fair values, of which, at December 31, 2012, $1,328 million and $1,184 million were determined using Level 1 and Level 2 inputs, respectively.

Long-term debt excluding finance lease liabilities:

        Fair values of bond issues are determined using quoted market prices. The fair values of other debt are determined using a discounted cash flow methodology based upon borrowing rates of similar debt instruments and reflecting appropriate adjustments for non-performance risk. The carrying value and estimated fair value of long-term debt, excluding finance lease liabilities, at December 31, 2012, were $7,449 million and $7,909 million, respectively, and at December 31, 2011, were $3,151 million and $3,218 million, respectively. Of the fair value amount of $7,909 million at December 31, 2012, $7,870 million was determined using Level 1 inputs, with the remaining amount determined using Level 2 inputs.

Receivables, net	12 Months Ended
Dec. 31, 2012
Receivables, net
Receivables, net

Note 7—Receivables, net

        "Receivables, net" consisted of the following:

	December 31,
($ in millions)	2012	2011
Trade receivables	8,233	7,750
Other receivables	801	764
Allowance	(271)	(227)

	8,763	8,287
Unbilled receivables, net:
Costs and estimated profits in excess of billings	3,955	3,503
Advance payments consumed	(1,143)	(1,017)

	2,812	2,486

Total	11,575	10,773

        "Trade receivables" in the table above includes contractual retention amounts billed to customers of $390 million and $381 million at December 31, 2012 and 2011, respectively. Management expects that the substantial majority of related contracts will be completed and the substantial majority of the billed amounts retained by the customer will be collected. Of the retention amounts outstanding at December 31, 2012, 72 percent and 19 percent are expected to be collected in 2013 and 2014, respectively. "Other receivables" in the table above consists of value added tax, claims, rental deposits and other non-trade receivables.

        "Costs and estimated profits in excess of billings" in the table above represents revenues earned and recognized for contracts under the percentage-of-completion or completed-contract method of accounting. Management expects that the majority of the amounts will be collected within one year of the respective balance sheet date.

        The reconciliation of changes in the allowance for doubtful accounts is as follows:

($ in millions)	2012	2011	2010
Balance at January 1,	227	215	312
Additions	155	157	119
Deductions	(113)	(131)	(216)
Exchange rate differences	2	(14)	—

Balance at December 31,	271	227	215

        At December 31, 2012 and 2011, the gross amounts of, and doubtful debt allowance for, trade receivables (excluding those with a contractual maturity of one year or less) and other receivables (excluding tax and other receivables which are not considered to be of a financing nature) were as follows:

	December 31, 2012			December 31, 2011
($ in millions)	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total
Recorded gross amount:
—Individually evaluated for impairment	335	128	463	252	108	360
—Collectively evaluated for impairment	326	87	413	282	129	411

Total	661	215	876	534	237	771

Doubtful debt allowance:
—From individual impairment evaluation	(42)	(5)	(47)	(41)	(5)	(46)
—From collective impairment evaluation	(11)	—	(11)	(9)	—	(9)

Total	(53)	(5)	(58)	(50)	(5)	(55)

Recorded net amount	608	210	818	484	232	716

        Changes in the doubtful debt allowance for trade receivables (excluding those with a contractual maturity of one year or less) were as follows:

($ in millions)	2012	2011
Balance at January 1,	50	37
Reversal of allowance	(7)	(13)
Additions to allowance	16	36
Amounts written off	(1)	(3)
Exchange rate differences	(5)	(7)

Balance at December 31,	53	50

        Changes in the doubtful debt allowance for "Other receivables" in 2012 and 2011, were not significant.

        The Company has a group-wide policy on the management of credit risk. The policy includes a credit assessment methodology to assess the creditworthiness of customers and assign to those customers a risk category on a scale from "A" (lowest likelihood of loss) to "E" (highest likelihood of loss), as shown in the following table:

Equivalent Standard & Poor's rating
Risk category:
A	AAA to AA-
B	A+ to BBB-
C	BB+ to BB-
D	B+ to CCC-
E	CC+ to D

        Third-party agencies' ratings are considered, if available. For customers where agency ratings are not available, the customer's most recent financial statements, payment history and other relevant information are considered in the assignment to a risk category. Customers are assessed at least annually or more frequently when information on significant changes in the customers' financial position becomes known. In addition to the assignment to a risk category, a credit limit per customer is set.

        The following table shows the credit risk profile, on a gross basis, of trade receivables (excluding those with a contractual maturity of one year or less) and other receivables (excluding tax and other receivables which are not considered to be of a financing nature) based on the internal credit risk categories which are used as a credit quality indicator:

	December 31, 2012			December 31, 2011
($ in millions)	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total
Risk category:
A	279	156	435	251	196	447
B	238	27	265	134	18	152
C	90	30	120	122	20	142
D	48	1	49	22	1	23
E	6	1	7	5	2	7

Total gross amount	661	215	876	534	237	771

        The following table shows an aging analysis, on a gross basis, of trade receivables (excluding those with a contractual maturity of one year or less) and other receivables (excluding tax and other receivables which are not considered to be of a financing nature):

	December 31, 2012
	Past due
($ in millions)	0 - 30 days	30 - 60 days	60 - 90 days	> 90 days and not accruing interest	> 90 days and accruing interest	Not due at December 31, 2012(1)	Total
Trade receivables (excluding those with a contractual maturity of one year or less)	83	3	4	38	14	519	661
Other receivables	3	3	2	10	1	196	215

Total gross amount	86	6	6	48	15	715	876

	December 31, 2011
	Past due
($ in millions)	0 - 30 days	30 - 60 days	60 - 90 days	> 90 days and not accruing interest	> 90 days and accruing interest	Not due at December 31, 2011(1)	Total
Trade receivables (excluding those with a contractual maturity of one year or less)	73	6	5	49	6	395	534
Other receivables	4	1	1	15	3	213	237

Total gross amount	77	7	6	64	9	608	771

(1)
Trade receivables (excluding those with a contractual maturity of one year or less) principally represent contractual retention amounts that will become due subsequent to the completion of the respective long-term contract.

Inventories, net	12 Months Ended
Dec. 31, 2012
Inventories, net
Inventories, net

Note 8—Inventories, net

        "Inventories, net" consisted of the following:

	December 31,
($ in millions)	2012	2011
Raw materials	2,427	2,345
Work in process	2,075	1,796
Finished goods	1,741	1,628
Advances to suppliers	246	253

	6,489	6,022
Advance payments consumed	(307)	(285)

Total	6,182	5,737

        "Work in process" in the table above contains inventoried costs relating to long-term contracts of $363 million and $267 million at December 31, 2012 and 2011, respectively. "Advance payments consumed" in the table above relates to contractual advances received from customers on work in process.

Other non-current assets	12 Months Ended
Dec. 31, 2012
Other non-current assets
Other non-current assets

Note 9—Other non-current assets

        "Other non-current assets" consisted of the following:

	December 31,
($ in millions)	2012	2011
Pledged financial assets	288	286
Investments	57	143
Derivatives (including embedded derivatives) (see Note 5)	144	105
Restricted cash	80	103
Loans granted (see Note 6)	58	52
Other	149	115

Total	776	804

        The Company entered into tax-advantaged leasing transactions with U.S. investors prior to 1999. Cash deposits and held-to-maturity marketable securities (representing prepaid rents relating to these transactions) are reflected as "Pledged financial assets" in the table above, with an offsetting non-current deposit liability, which is included in "Other non-current liabilities" (see Note 13). Net gains on these transactions are being recognized over the lease terms, which expire by 2021.

        "Investments" represents mainly non equity-accounted investments in companies. Such shares and other equity investments are carried at cost or, where the investee is listed on a stock exchange, at fair value.

        "Restricted cash" at December 31, 2012 and 2011, included cash set aside in a restricted bank account in connection with a capital reduction in two of the Company's subsidiaries in order to meet certain future obligations existing on the date of the capital reduction. As such obligations are met, the amount of the restricted cash is correspondingly reduced. The remaining balances at December 31, 2012 and 2011, contained individually insignificant amounts of restricted cash.

        "Loans granted" in the table above primarily represents financing arrangements provided to customers (relating to products manufactured by the Company) and are reported in the balance sheet at outstanding principal amount less any write-offs or allowance for uncollectible loans. The Company determines the loan losses based on historical experience and ongoing credit evaluation of the borrower's financial position. At December 31, 2012 and 2011, the doubtful debt allowance on loans granted was not significant. The change in such allowance during 2012 and 2011 was also not significant.

Property, plant and equipment, net	12 Months Ended
Dec. 31, 2012
Property, plant and equipment, net.
Property, plant and equipment, net

Note 10—Property, plant and equipment, net

        "Property, plant and equipment, net" consisted of the following:

	December 31,
($ in millions)	2012	2011
Land and buildings	4,316	3,648
Machinery and equipment	7,603	6,847
Construction in progress	627	548

	12,546	11,043
Accumulated depreciation	(6,599)	(6,121)

Total	5,947	4,922

        Assets under capital leases included in "Property, plant and equipment, net" were as follows:

	December 31,
($ in millions)	2012	2011
Land and buildings	88	80
Machinery and equipment	95	75

	183	155
Accumulated depreciation	(103)	(83)

Total	80	72

        In 2012, 2011 and 2010, depreciation expense, including depreciation of assets under capital leases, was $733 million, $660 million and $545 million, respectively.

Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2012
Goodwill and other intangible assets
Goodwill and other intangible assets

Note 11—Goodwill and other intangible assets

        Changes in "Goodwill" were as follows:

($ in millions)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other	Total
Cost at January 1, 2011	614	1,411	547	399	1,090	42	4,103
Accumulated impairment charges	—	—	—	—	—	(18)	(18)

Balance at January 1, 2011	614	1,411	547	399	1,090	24	4,085
Goodwill acquired during the year(1)	109	321	2,765	16	50	—	3,261
Exchange rate differences	(11)	(24)	(19)	(8)	(10)	(2)	(74)
Other	—	(3)	—	—	—	—	(3)

Balance at December 31, 2011	712	1,705	3,293	407	1,130	22	7,269

Goodwill acquired during the year(1)	17	44	112	2,723	(1)	—	2,895
Exchange rate differences	5	13	15	17	11	1	62

Balance at December 31, 2012	734	1,762	3,420	3,147	1,140	23	10,226

(1)
Amounts include adjustments arising during the 12-month measurement period subsequent to the acquisition date.

        In 2012, goodwill acquired primarily included $2,723 million in respect of Thomas & Betts (allocated to the Low Voltage Products operating segment) with the remainder representing goodwill in respect of Newave Energy Holding SA (allocated to the Discrete Automation and Motion operating segment), as well as a number of smaller acquisitions and purchase accounting adjustments.

        In 2011, goodwill acquired primarily included $2,728 million in respect of Baldor (allocated to the Discrete Automation and Motion operating segment) with the remainder representing goodwill in respect of Mincom (allocated to the Power Systems operating segment), Trasfor (allocated to the Power Products operating segment) and AB Lorentzen & Wettre (allocated to the Process Automation operating segment), as well as a number of smaller acquisitions and purchase accounting adjustments.

        Intangible assets other than goodwill consisted of the following:

	December 31, 2012			December 31, 2011
($ in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Capitalized software for internal use	688	(533)	155	640	(483)	157
Capitalized software for sale	401	(346)	55	393	(295)	98
Intangibles other than software:
—Customer-related	2,733	(319)	2,414	1,499	(163)	1,336
—Technology-related	768	(240)	528	564	(123)	441
—Marketing-related	378	(59)	319	213	(32)	181
—Other	73	(43)	30	70	(30)	40

Total	5,041	(1,540)	3,501	3,379	(1,126)	2,253

        Additions to intangible assets other than goodwill consisted of the following:

($ in millions)	2012	2011
Capitalized software for internal use	71	74
Intangibles other than software:
—Customer-related	1,204	1,272
—Technology-related	222	415
—Marketing-related	161	153
—Other	—	3

Total	1,658	1,917

        Included in the additions of $1,658 million and $1,917 million in 2012 and 2011, respectively, were the following intangible assets other than goodwill related to business combinations:

	2012		2011
($ in millions)	Amount acquired	Weighted-average useful life	Amount acquired	Weighted-average useful life
Capitalized software for internal use	—	—	15	5 years
Intangibles other than software:
—Customer-related(1)	1,200	18 years	1,267	18 years
—Technology-related	222	5 years	415	6 years
—Marketing-related	161	10 years	153	10 years
—Other	—	—	3	4 years

Total	1,583	15 years	1,853	14 years

(1)
includes order backlog related to business combinations.

        Amortization expense of intangible assets other than goodwill consisted of the following:

($ in millions)	2012	2011	2010
Capitalized software for internal use	79	87	75
Capitalized software for sale	38	48	32
Intangibles other than software	332	200	50

Total	449	335	157

        In 2012, 2011 and 2010, impairment charges on intangible assets other than goodwill were not significant.

        At December 31, 2012, future amortization expense of intangible assets other than goodwill is estimated to be:

($ in millions)
2013	446
2014	399
2015	348
2016	323
2017	248
Thereafter	1,737

Total	3,501

Debt	12 Months Ended
Dec. 31, 2012
Debt
Debt

Note 12—Debt

        The Company's total debt at December 31, 2012 and 2011, amounted to $10,071 million and $3,996 million, respectively.

Short-term debt and current maturities of long-term debt

        The Company's "Short-term debt and current maturities of long-term debt" consisted of the following:

	December 31,
($ in millions)	2012	2011
Short-term debt (weighted-average interest rate of 1.7% and 3.4%, respectively)	1,531	689
Current maturities of long-term debt (weighted-average nominal interest rate of 4.8% and 4.6%, respectively)	1,006	76

Total	2,537	765

        Short-term debt primarily represented issued commercial paper and short-term loans from various banks.

        At December 31, 2012 and 2011, the Company had in place three commercial paper programs: a $1 billion Euro-commercial paper program for the issuance of commercial paper in a variety of currencies; a 5 billion Swedish krona commercial paper program for the issuance of Swedish krona and euro-denominated commercial paper and, since the third quarter of 2012, a $2 billion commercial paper program for the private placement of U.S. dollar denominated commercial paper in the United States that replaced the previous $1 billion program (terminated in the third quarter of 2012). At December 31, 2012 and 2011, $1,019 million and $435 million, were outstanding under the $2 billion and $1 billion programs, respectively, in the United States.

        In addition, the Company has a $2 billion multicurrency revolving credit facility, maturing in 2015. The facility is for general corporate purposes, including as a back-stop for the above-mentioned commercial paper programs. Interest costs on drawings under the facility are LIBOR, STIBOR or EURIBOR (depending on the currency of the drawings) plus a margin of between 0.425 percent and 0.625 percent (depending on the Company's credit rating), while commitment fees (payable on the unused portion of the facility) amount to 35 percent of the margin, which, given the Company's credit ratings at December 31, 2012, represents commitment fees of 0.166 percent per annum. Utilization fees, payable on drawings, amount to 0.15 percent per annum on drawings over one-third but less than or equal to two-thirds of the facility, or 0.3 percent per annum on drawings over two-thirds of the facility. No utilization fees are payable on drawings representing one-third or less of the total facility. No amount was drawn at December 31, 2012 and 2011. The facility contains cross-default clauses whereby an event of default would occur if the Company were to default on indebtedness as defined in the facility, at or above a specified threshold.

Long-term debt

        The Company utilizes derivative instruments to modify the interest characteristics of its long-term debt. In particular, the Company uses interest rate swaps to effectively convert certain fixed-rate long-term debt into floating rate obligations. The carrying value of debt, designated as being hedged by fair value hedges, is adjusted for changes in the fair value of the risk component of the debt being hedged.

        The following table summarizes the Company's long-term debt considering the effect of interest rate swaps. Consequently, a fixed-rate debt subject to a fixed-to-floating interest rate swap is included as a floating rate debt in the table below:

	December 31,
	2012			2011
($ in millions, except % data)	Balance	Nominal rate	Effective rate	Balance	Nominal rate	Effective rate
Floating rate	2,353	3.4%	1.6%	1,875	3.3%	1.6%
Fixed rate	6,187	3.1%	3.1%	1,432	3.7%	3.7%

	8,540			3,307
Current portion of long-term debt	(1,006)	4.8%	1.3%	(76)	4.6%	4.6%

Total	7,534			3,231

        At December 31, 2012, maturities of long-term debt were as follows:

($ in millions)
Due in 2013	1,006
Due in 2014	17
Due in 2015	35
Due in 2016	1,184
Due in 2017	917
Thereafter	5,381

Total	8,540

        Details of the Company's outstanding bonds were as follows:

	December 31,
	2012			2011
		Nominal outstanding	Carrying value(1)		Nominal outstanding	Carrying value(1)
		(in millions)			(in millions)
Bonds:
4.625% EUR Instruments, due 2013	EUR	700	$931	EUR	700	$910
2.5% USD Notes, due 2016	USD	600	$597	USD	600	$596
1.25% CHF Bonds, due 2016	CHF	500	$557	CHF	500	$535
1.625% USD Notes, due 2017	USD	500	$497			—
4.25% AUD Notes, due 2017	AUD	400	$413			—
1.50% CHF Bonds, due 2018	CHF	350	$383			—
2.625% EUR Instruments, due 2019	EUR	1,250	$1,648			—
4.0% USD Notes, due 2021	USD	650	$641	USD	650	$640
2.25% CHF Bonds, due 2021	CHF	350	$402	CHF	350	$378
5.625% USD Notes, due 2021	USD	250	$291			—
2.875% USD Notes, due 2022	USD	1,250	$1,224			—
4.375% USD Notes, due 2042	USD	750	$727			—

Total outstanding bonds			$8,311			$3,059

(1)
USD carrying value is net of bond discounts and includes adjustments for fair value hedge accounting, where appropriate.

        The 4.625% EUR Instruments, due 2013, pay interest annually in arrears at a fixed annual rate of 4.625 percent. The Company has the option to redeem the bonds early at any time from June 6, 2010, in accordance with the terms of the bonds. In the event of a change of control, a bondholder can require the Company to repurchase or redeem the bonds, in accordance with the terms of the bonds. The Company entered into interest rate swaps to hedge its interest obligations on these bonds. After considering the impact of such swaps, these bonds effectively became a floating rate euro obligation and consequently have been shown as floating rate debt in the table of long-term debt above.

        The 2.5% USD Notes, due 2016, and the 4.0% USD Notes, due 2021, pay interest semi-annually in arrears, at fixed annual rates of 2.5 percent and 4.0 percent, respectively. The Company may redeem these notes prior to maturity, in whole or in part, at the greater of i) 100 percent of the principal amount of the notes to be redeemed and ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date.

        The 1.25% CHF Bonds, due 2016, and the 2.25% Bonds, due 2021, pay interest annually in arrears, at fixed annual rates of 1.25 percent and 2.25 percent, respectively. The Company has the option to redeem the bonds prior to maturity, in whole, at par plus accrued interest, if 85 percent of the aggregate principal amount of the bonds has been redeemed or purchased and cancelled. The Company entered into interest rate swaps to hedge its interest obligations on these bonds. After considering the impact of such swaps, these bonds effectively became floating rate Swiss franc obligations and consequently have been shown as floating rate debt in the table of long-term debt above.

        The 1.50% CHF Bonds, due 2018, were issued in January 2012, and the Company recorded net proceeds of CHF 346 million (equivalent to approximately $370 million on date of issuance). The bonds have an aggregate principal of CHF 350 million and pay interest annually in arrears at a fixed annual rate of 1.5 percent. The Company has the option to redeem the bonds prior to maturity, in whole, at par plus accrued interest, if 85 percent of the aggregate principal amount of the bonds has been redeemed or purchased and cancelled.

        The 2.625% EUR Instruments, due 2019, were issued in March 2012, and the Company recorded proceeds (net of fees) of EUR 1,245 million (equivalent to approximately $1,648 million on date of issuance). The instruments have an aggregate principal of EUR 1,250 million and pay interest annually in arrears at a fixed rate of 2.625 percent per annum.

        In May 2012, the Company issued the following notes (i) $500 million of 1.625% USD Notes, due 2017, paying interest semi-annually in arrears at a fixed annual rate of 1.625 percent, (ii) $1,250 million of 2.875% USD Notes, due 2022, paying interest semi-annually in arrears at a fixed annual rate of 2.875 percent, and (iii) $750 million of 4.375% USD Notes, due 2042, paying interest semi-annually in arrears at a fixed annual rate of 4.375 percent. The Company may redeem these notes prior to maturity, in whole or in part, at the greater of i) 100 percent of the principal amount of the notes to be redeemed and ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date. The aggregate net proceeds of these bond issues, after underwriting discount and other fees, amounted to $2,431 million. These notes, registered with the U.S. Securities and Exchange Commission, were issued by ABB Finance (USA) Inc., a 100 percent owned finance subsidiary, and were fully and unconditionally guaranteed by ABB Ltd. There are no significant restrictions on the ability of the parent company to obtain funds from its subsidiaries by dividend or loan. In reliance on Rule 3-10 of Regulation S-X, the separate financial statements of ABB Finance (USA) Inc. are not provided.

        The 5.625% USD Notes, due 2021, were assumed in May 2012, upon the acquisition of Thomas & Betts and pay interest semi-annually in arrears at a fixed annual rate of 5.625 percent. These notes, with an aggregate principal of $250 million, were recorded at their fair value on the date the Company acquired Thomas & Betts and are being amortized to par over the period to maturity. The Company has the option to redeem the notes prior to maturity at the greater of i) 100 percent of the principal amount of the notes to be redeemed, and ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date.

        The 4.25% AUD Notes, due 2017, were issued in November 2012. Net issuance proceeds (after underwriting fees) totaled AUD 398 million (equivalent to approximately $412 million on date of issuance). The notes, with an aggregate principal of AUD 400 million, pay fixed interest of 4.25 percent semi-annually in arrears. The Company entered into interest rate swaps to hedge its interest obligations on these bonds. After considering the impact of such swaps, these bonds effectively became floating rate Australian dollar obligations and consequently have been shown as floating rate debt in the table of long-term debt above.

        The Company's bonds contain cross-default clauses which would allow the bondholders to demand repayment if the Company were to default on any borrowing at or above a specified threshold. Furthermore, all such bonds constitute unsecured obligations of the Company and rank pari passu with other debt obligations.

        In addition to the bonds described above, included in long-term debt at December 31, 2012 and 2011, are capital lease obligations, bank borrowings of subsidiaries and other long-term debt, none of which is individually significant.

Provisions and other current liabilities and other non-current liabilities	12 Months Ended
Dec. 31, 2012
Provisions and other current liabilities and other non-current liabilities
Provisions and other current liabilities and other non-current liabilities

Note 13—Provisions and other current liabilities and other non-current liabilities

        "Provisions and other current liabilities" consisted of the following:

	December 31,
($ in millions)	2012	2011
Contract-related provisions	684	588
Taxes payable	369	377
Restructuring and other related provisions	227	242
Provisions for contractual penalties and compliance and litigation matters	223	225
Provision for insurance related reserves	215	208
Current derivative liabilities (see Note 5)	196	431
Pension and other employee benefits (see Note 17)	164	76
Income tax related liabilities	41	153
Environmental provisions (see Note 15)	22	22
Other	226	297

Total	2,367	2,619

        "Other non-current liabilities" consisted of the following:

	December 31,
($ in millions)	2012	2011
Income tax related liabilities	732	647
Non-current deposit liabilities (see Note 9)	283	286
Environmental provisions (see Note 15)	69	70
Non-current derivative liabilities (see Note 5)	69	61
Deferred income	48	56
Other	365	376

Total	1,566	1,496

Leases	12 Months Ended
Dec. 31, 2012
Leases
Leases

Note 14—Leases

        The Company's lease obligations primarily relate to real estate and office equipment. Rent expense was $610 million, $601 million and $510 million in 2012, 2011 and 2010, respectively. Sublease income received by the Company on leased assets was $25 million, $41 million and $44 million in 2012, 2011 and 2010, respectively.

        At December 31, 2012, future net minimum lease payments for operating leases, having initial or remaining non-cancelable lease terms in excess of one year, consisted of the following:

($ in millions)
2013	527
2014	435
2015	364
2016	297
2017	221
Thereafter	295

2,139
Sublease income	(62)

Total	2,077

        At December 31, 2012, the future net minimum lease payments for capital leases and the present value of the net minimum lease payments consisted of the following:

($ in millions)
2013	31
2014	28
2015	24
2016	15
2017	8
Thereafter	82

Total minimum lease payments	188
Less amount representing estimated executory costs included in total minimum lease payments	(2)

Net minimum lease payments	186
Less amount representing interest	(83)

Present value of minimum lease payments	103

        Minimum lease payments have not been reduced by minimum sublease rentals due in the future under non-cancelable subleases. Such minimum sublease rentals were not significant. The present value of minimum lease payments is presented in "Short-term debt and current maturities of long-term debt" or "Long-term debt" in the Consolidated Balance Sheets.

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Commitments and contingencies

Note 15—Commitments and contingencies

Contingencies—Environmental

        The Company is engaged in environmental clean-up activities at certain sites arising under various United States and other environmental protection laws and under certain agreements with third parties. In some cases, these environmental remediation actions are subject to legal proceedings, investigations or claims, and it is uncertain to what extent the Company is actually obligated to perform. Provisions for these unresolved matters have been set up if it is probable that the Company has incurred a liability and the amount of loss can be reasonably estimated. If a provision has been recognized for any of these matters, the Company records an asset when it is probable that it will recover a portion of the costs expected to be incurred to settle them. Management is of the opinion, based upon information presently available, that the resolution of any such obligation and non-collection of recoverable costs would not have a further material adverse effect on the Company's consolidated financial statements.

Contingencies related to former Nuclear Technology business

        The Company retained liabilities for certain specific environmental remediation costs at two sites in the United States that were operated by its former subsidiary, ABB CE-Nuclear Power Inc., which the Company sold to British Nuclear Fuels PLC (BNFL) in 2000. Pursuant to the sale agreement with BNFL, the Company has retained the environmental liabilities associated with its Combustion Engineering Inc. subsidiary's Windsor, Connecticut, facility and agreed to reimburse BNFL for a share of the costs that BNFL incurs for environmental liabilities associated with its former Hematite, Missouri, facility. The primary environmental liabilities associated with these sites relate to the costs of remediating radiological and chemical contamination. Such costs are not incurred until a facility is taken out of use and generally are then incurred over a number of years. Based on information available, the Company believes that radiological remediation at the Windsor site will be concluded in 2013. In February 2011, the Company and Westinghouse Electric Company LLC (BNFL's former subsidiary) agreed to settle and release the Company from its continuing environmental obligations under the sale agreement in respect of the Hematite site. The settlement amount was paid by the Company in February 2011.

        During 2007, the Company reached an agreement with U.S. government agencies to transfer oversight of the remediation of the portion of the Windsor site under the U.S. Government's Formerly Utilized Sites Remedial Action Program from the U.S. Army Corps of Engineers to the Nuclear Regulatory Commission which has oversight responsibility for the remaining radiological areas of that site and the Company's radiological license for the site.

Contingencies related to other present and former facilities primarily in North America

        The Company is involved in the remediation of environmental contamination at present or former facilities, primarily in the United States. The clean up of these sites involves primarily soil and groundwater contamination. A significant portion of the provisions in respect of these contingencies reflects the provisions of acquired companies. A substantial portion of one of the acquired entities remediation liability is indemnified by a prior owner. Accordingly, an asset equal to that portion of the remediation liability is included in "Other non-current assets".

        The impact of the above Nuclear Technology and other environmental obligations on "Income from continuing operations, net of tax" was not significant in 2012, 2011 and 2010. The impact on "Income from discontinued operations, net of tax" was not significant in 2012 and 2011, and was an income of $29 million in 2010.

        The effect of the above Nuclear Technology and other environmental obligations on the Company's Consolidated Statements of Cash Flows was not significant for the year ended December 31, 2012, and amounted to $149 million and $26 million for the years ended December 31, 2011 and 2010, respectively, primarily related to the Nuclear Technology business.

        The Company's estimated cash expenditures for 2013 are $18 million and are covered by provisions included in "Provisions and other current liabilities".

        The total effect of the above Nuclear Technology and other environmental obligations on the Company's Consolidated Balance Sheets was as follows:

	December 31,
($ in millions)	2012	2011
Provision balance relating to:
Nuclear Technology business	9	24
Various businesses	82	68

	91	92

Environmental provisions included in:
Provisions and other current liabilities	22	22
Other non-current liabilities	69	70

	91	92

        Provisions for the above estimated losses have not been discounted as the timing of payments cannot be reasonably estimated.

Contingencies—Regulatory, Compliance and Legal

Antitrust

        In January 2007, the European Commission granted the Company full immunity from fines under its leniency program for the Company's involvement in anti-competitive practices in the Gas Insulated Switchgear (GIS) business. The Company's GIS business remains under investigation for alleged anti-competitive practices in certain other jurisdictions, including Brazil. An informed judgment about the outcome of these investigations or the amount of potential loss or range of loss for the Company, if any, relating to these investigations cannot be made at this stage.

        In October 2009, the European Commission fined the Company euro 33.75 million (equivalent to $49 million on date of payment) for its involvement in anti-competitive practices in the power transformers business. In September 2012, the German Antitrust Authority (Bundeskartellamt) fined one of the Company's German subsidiaries euro 8.7 million (equivalent to approximately $11 million on date of payment) for its involvement in anti-competitive practices in the German power transformers business. The Company did not appeal either decision and it paid both fines in full.

        The Company's cables business is under investigation for alleged anti-competitive practices in a number of jurisdictions, including the European Union and Brazil. The Company has received the European Commission's Statement of Objections concerning its investigation into the cables business and in June 2012 participated in the related Oral Hearing before the European Commission. The Company has also received an initial summary of the Brazilian Antitrust Authority's (CADE) allegations regarding its investigation into the cables business. An informed judgment about the outcome of these investigations or the amount of potential loss or range of loss for the Company, if any, relating to these investigations cannot be made at this stage, except with respect to the Brazilian investigation, where the Company expects an unfavorable outcome.

        In May 2012, the Brazilian Antitrust Authority opened an investigation into certain power businesses of the Company, including its FACTS and power transformers business. An informed judgment about the outcome of this investigation or the amount of potential loss or range of loss for the Company, if any, relating to this investigation cannot be made at this stage.

        With respect to the foregoing matters which are still ongoing, Management is cooperating fully with the antitrust authorities.

Suspect payments

        In April 2005, the Company voluntarily disclosed to the United States Department of Justice (DoJ) and the United States Securities and Exchange Commission (SEC) certain suspect payments in its network management unit in the United States. Subsequently, the Company made additional voluntary disclosures to the DoJ and the SEC regarding suspect payments made by other Company subsidiaries in a number of countries in the Middle East, Asia, South America and Europe (including to an employee of an Italian power generation company) as well as by its former Lummus business. These payments were discovered by the Company as a result of the Company's internal audit program and compliance reviews.

        In September 2010, the Company reached settlements with the DoJ and the SEC regarding their investigations into these matters and into suspect payments involving certain of the Company's subsidiaries in the United Nations Oil-for-Food Program. In connection with these settlements, the Company agreed to make payments to the DoJ and SEC totaling $58 million, which were settled in the fourth quarter of 2010. One subsidiary of the Company pled guilty to one count of conspiracy to violate the anti-bribery provisions of the U.S. Foreign Corrupt Practices Act and one count of violating those provisions. The Company entered into a deferred prosecution agreement and settled civil charges brought by the SEC. These settlements resolved the foregoing investigations. In lieu of an external compliance monitor, the DoJ and SEC have agreed to allow the Company to report on its continuing compliance efforts and the results of the review of its internal processes through September 2013.

General

        In addition, the Company is aware of proceedings, or the threat of proceedings, against it and others in respect of private claims by customers and other third parties with regard to certain actual or alleged anti-competitive practices. Also, the Company is subject to other various legal proceedings, investigations, and claims that have not yet been resolved. With respect to the above-mentioned regulatory matters and commercial litigation contingencies, the Company will bear the costs of the continuing investigations and any related legal proceedings.

Liabilities recognized

        At December 31, 2012 and 2011, the Company had aggregate liabilities of $211 million and $208 million, respectively, included in "Provisions and other current liabilities" and in "Other non-current liabilities", for the above regulatory, compliance and legal contingencies. As it is not possible to make an informed judgment on the outcome of certain matters and as it is not possible, based on information currently available to management, to estimate the maximum potential liability on other matters, there could be material adverse outcomes beyond the amounts accrued.

Guarantees

General

        The following table provides quantitative data regarding the Company's third-party guarantees. The maximum potential payments represent a "worst-case scenario", and do not reflect management's expected results. The carrying amount of liabilities recorded in the Consolidated Balance Sheets reflects the Company's best estimate of future payments, which it may incur as part of fulfilling its guarantee obligations.

	December 31,
	2012	2011
($ in millions)	Maximum potential payments
Performance guarantees	149	148
Financial guarantees	83	85
Indemnification guarantees	190	194

Total	422	427

        In respect of the above guarantees, the carrying amounts of liabilities at December 31, 2012 and 2011, were not significant.

Performance guarantees

        Performance guarantees represent obligations where the Company guarantees the performance of a third party's product or service according to the terms of a contract. Such guarantees may include guarantees that a project will be completed within a specified time. If the third party does not fulfill the obligation, the Company will compensate the guaranteed party in cash or in kind. Performance guarantees include surety bonds, advance payment guarantees and standby letters of credit. The significant performance guarantees are described below.

        The Company retained obligations for guarantees related to the Power Generation business contributed in mid-1999 to the former ABB Alstom Power NV joint venture (Alstom Power NV). The guarantees primarily consist of performance guarantees and other miscellaneous guarantees under certain contracts such as indemnification for personal injuries and property damages, taxes and compliance with labor laws, environmental laws and patents. The guarantees are related to projects which are expected to be completed by 2013 but in some cases have no definite expiration date. In May 2000, the Company sold its interest in Alstom Power NV to Alstom SA (Alstom). As a result, Alstom and its subsidiaries have primary responsibility for performing the obligations that are the subject of the guarantees. Further, Alstom, the parent company and Alstom Power NV, have undertaken jointly and severally to fully indemnify and hold harmless the Company against any claims arising under such guarantees. Management's best estimate of the total maximum potential amount payable of quantifiable guarantees issued by the Company on behalf of its former Power Generation business was $78 million and $87 million at December 31, 2012 and 2011, respectively, and is subject to foreign exchange fluctuations. The Company has not experienced any losses related to guarantees issued on behalf of the former Power Generation business.

        The Company is engaged in executing a number of projects as a member of consortia that include third parties. In certain of these cases, the Company guarantees not only its own performance but also the work of third parties. The original maturity dates of these guarantees range from one to six years. At December 31, 2012 and 2011, the maximum potential amount payable under these guarantees as a result of third-party non-performance was $57 million and $45 million, respectively.

Financial guarantees

        Financial guarantees represent irrevocable assurances that the Company will make payment to a beneficiary in the event that a third party fails to fulfill its financial obligations and the beneficiary under the guarantee incurs a loss due to that failure.

        At December 31, 2012 and 2011, the Company had a maximum potential amount payable of $83 million and $85 million, respectively, under financial guarantees outstanding. Of each of those amounts, $19 million at both December 31, 2012 and 2011, was in respect of guarantees issued on behalf of companies in which the Company formerly had or has an equity interest. The guarantees outstanding have various maturity dates up to 2020.

Indemnification guarantees

        The Company has indemnified certain purchasers of divested businesses for potential claims arising from the operations of the divested businesses. To the extent the maximum potential loss related to such indemnifications could not be calculated, no amounts have been included under maximum potential payments in the table above. Indemnifications for which maximum potential losses could not be calculated include indemnifications for legal claims. The significant indemnification guarantees for which maximum potential losses could be calculated are described below.

        The Company issued to the purchasers of Lummus Global guarantees related to assets and liabilities divested in 2007. The maximum potential amount payable relating to this business, pursuant to the sales agreement, at each of December 31, 2012 and 2011, was $50 million.

        The Company issued to the purchasers of its interest in Jorf Lasfar Energy Company S.C.A. guarantees related to assets and liabilities divested in 2007. The maximum potential amount payable at December 31, 2012 and 2011, of $140 million and $141 million, respectively, relating to this business, is subject to foreign exchange fluctuations.

Product and order-related contingencies

        The Company calculates its provision for product warranties based on historical claims experience and specific review of certain contracts.

        The reconciliation of "Provisions for warranties", including guarantees of product performance, was as follows:

($ in millions)	2012	2011
Balance at January 1,	1,324	1,393
Warranties assumed through acquisitions	4	10
Claims paid in cash or in kind	(219)	(177)
Net increase in provision for changes in estimates, warranties issued and warranties expired	149	124
Exchange rate differences	33	(26)

Balance at December 31,	1,291	1,324

Related party transactions

        The Company conducts business with certain companies where members of the Company's board of directors or executive committee act as directors or senior executives. The Company's board of directors has determined that the Company's business relationships with those companies do not constitute material business relationships. This determination was made in accordance with the Company's related party transaction policy which was prepared based on the Swiss Code of Best Practice and the independence criteria set forth in the corporate governance rules of the New York Stock Exchange.

Taxes	12 Months Ended
Dec. 31, 2012
Taxes
Taxes

Note 16—Taxes

        "Provision for taxes" consisted of the following:

($ in millions)	2012	2011	2010
Current taxes	967	1,278	867
Deferred taxes	63	(34)	151

Tax expense from continuing operations	1,030	1,244	1,018

Tax benefit from discontinued operations	—	(1)	(3)

        Tax expense from continuing operations is reconciled below from the Company's weighted-average global tax rate, rather than from the Swiss domestic statutory tax rate, as the parent company of the ABB Group, ABB Ltd, is domiciled in Switzerland and income generated in jurisdictions outside of Switzerland (hereafter "foreign jurisdictions") which has already been subject to corporate income tax in those foreign jurisdictions is, to a large extent, tax exempt in Switzerland. There is no requirement in Switzerland for a parent company of a group to file a tax return of the consolidated group determining domestic and foreign pre-tax income, and as the Company's consolidated income from continuing operations is predominantly earned outside of Switzerland, corporate income tax in foreign jurisdictions largely determines the global tax rate of the Company.

        The reconciliation of "Tax expense from continuing operations" at the weighted-average tax rate to the effective tax rate is as follows:

($ in millions, except % data)	2012	2011	2010
Income from continuing operations before taxes	3,838	4,550	3,740
Weighted-average tax rate	23.6%	24.9%	25.3%
Income taxes at weighted-average tax rate	906	1,134	945
Items taxed at rates other than the weighted-average tax rate	60	103	(21)
Changes in valuation allowance, net	44	(22)	60
Effects of changes in tax laws and enacted tax rates	(27)	(17)	6
Other, net	47	46	28

Tax expense from continuing operations	1,030	1,244	1,018

Effective tax rate for the year	26.8%	27.3%	27.2%

        In 2012 and 2011, the "Items taxed at rates other than the weighted-average tax rate" predominantly related to tax credits arising in foreign jurisdictions for which the technical merits did not allow a benefit to be taken.

        In 2012, 2011 and 2010, "Changes in the valuation allowance, net" included reductions in valuation allowances recorded in certain jurisdictions where the Company determined that it was more likely than not that such deferred tax assets (recognized for net operating losses and temporary differences in those jurisdictions) would be realized, as well as increases in the valuation allowance in certain other jurisdictions. In 2012, the "Changes in valuation allowance, net" included an expense of $36 million related to certain of the Company's operations in Central Europe. In 2011, the "Changes in valuation allowance, net" included a benefit of $47 million, related to certain of the Company's operations in Northern Europe, and in 2010, the "Changes in valuation allowance, net" included an expense of $44 million related to certain of the Company's operations in Central Europe.

        In 2012, 2011 and 2010, "Other, net" of $47 million, $46 million and $28 million, respectively, in the table above, included expenses of $94 million, $60 million and $45 million, respectively, in relation to items that were deducted for financial accounting purposes, but were not tax deductible, such as interest expense, state and local taxes on productive activities, disallowed meals and entertainment expenses and other similar items.

        Deferred income tax assets and liabilities consisted of the following:

	December 31,
($ in millions)	2012	2011
Deferred tax assets:
Unused tax losses and credits	1,009	963
Pension and other accrued liabilities	1,395	1,064
Inventories	287	276
Property, plant and equipment	125	192
Other	104	134

Total gross deferred tax asset	2,920	2,629
Valuation allowance	(550)	(375)

Total gross deferred tax asset, net of valuation allowance	2,370	2,254
Deferred tax liabilities:
Property, plant and equipment, and intangible assets	(1,366)	(1,037)
Pension and other accrued liabilities	(252)	(164)
Inventories	(118)	(152)
Other current assets	(169)	(220)
Unremitted earnings	(766)	(213)
Other	(26)	(60)

Total gross deferred tax liability	(2,697)	(1,846)

Net deferred tax asset (liability)	(327)	408

Included in:
"Deferred taxes"—current assets	869	932
"Deferred taxes"—non-current assets	334	318
"Deferred taxes"—current liabilities	(270)	(305)
"Deferred taxes"—non-current liabilities	(1,260)	(537)

Net deferred tax asset (liability)	(327)	408

        The decrease in "Net deferred tax asset (liability)" at December 31, 2012, related primarily to approximately $870 million of net deferred tax liabilities acquired in business combinations, including estimated taxes of $475 million provided for unremitted earnings of the acquired companies.

        Certain entities have deferred tax assets related to net operating loss carry-forwards and other items. As recognition of these assets did not meet the more likely than not criterion, valuation allowances were established, amounting to $550 million and $375 million, at December 31, 2012 and 2011, respectively. "Unused tax losses and credits" at December 31, 2012 and 2011, in the table above, included $155 million and $166 million, respectively, for which the Company has established a full valuation allowance as, due to limitations imposed by the relevant tax law, the Company determined that, more likely than not, such deferred tax assets would not be realized.

        At December 31, 2012, "Valuation allowance" included an increase of $102 million arising upon business combinations.

        At December 31, 2012 and 2011, deferred tax liabilities totaling $766 million and $213 million have been provided for in respect of withholding taxes, dividend distribution taxes or additional corporate income taxes (hereafter "withholding taxes") on unremitted earnings, as well as for limited Swiss income taxes on any such repatriated earnings. Income which has been generated outside of Switzerland and has already been subject to corporate income tax in such foreign jurisdictions is, to a large extent, tax exempt in Switzerland. Therefore, generally no or only limited Swiss income tax has to be provided for on the repatriated earnings of foreign subsidiaries.

        Certain countries levy withholding taxes on dividend distributions. Such taxes cannot always be fully reclaimed by the shareholder, although they have to be declared and withheld by the subsidiary. In 2012 and 2011, certain taxes arose in certain foreign jurisdictions for which the technical merits do not allow utilization of benefits. At December 31, 2012 and 2011, approximately $400 million, of foreign subsidiary retained earnings subject to withholding taxes upon distribution were considered as permanently reinvested, as these funds are used for financing current operations as well as business growth through working capital and capital expenditure in those countries, and consequently, no deferred tax liability was set up.

        At December 31, 2012, net operating loss carry-forwards of $2,749 million and tax credits of $190 million were available to reduce future taxes of certain subsidiaries. Of these amounts, $1,782 million of loss carry-forwards and $180 million of tax credits will expire in varying amounts through 2032. The largest amount of these carry-forwards related to the Company's U.S. operations.

        Unrecognized tax benefits consisted of the following:

($ in millions)	Unrecognized tax benefits	Penalties and interest related to unrecognized tax benefits	Total
Classification as unrecognized tax items on January 1, 2010	712	176	888
Net change due to acquisitions and divestments	5	—	5
Increase relating to prior year tax positions	56	38	94
Decrease relating to prior year tax positions	(32)	(6)	(38)
Increase relating to current year tax positions	114	5	119
Decrease relating to current year tax positions	(15)	(4)	(19)
Decrease due to settlements with tax authorities	(40)	(9)	(49)
Decrease as a result of the applicable statute of limitations	(72)	(21)	(93)
Exchange rate differences	(14)	(1)	(15)

Balance at December 31, 2010, which would, if recognized, affect the effective tax rate	714	178	892
Net change due to acquisitions and divestments	9	2	11
Increase relating to prior year tax positions	52	61	113
Decrease relating to prior year tax positions	(31)	(11)	(42)
Increase relating to current year tax positions	128	2	130
Decrease relating to current year tax positions	(2)	—	(2)
Decrease due to settlements with tax authorities	(78)	(27)	(105)
Decrease as a result of the applicable statute of limitations	(135)	(35)	(170)
Exchange rate differences	(4)	(1)	(5)

Balance at December 31, 2011, which would, if recognized, affect the effective tax rate	653	169	822
Net change due to acquisitions and divestments	10	—	10
Increase relating to prior year tax positions	51	26	77
Decrease relating to prior year tax positions	(73)	(56)	(129)
Increase relating to current year tax positions	141	1	142
Decrease relating to current year tax positions	(3)	—	(3)
Decrease due to settlements with tax authorities	(89)	(11)	(100)
Decrease as a result of the applicable statute of limitations	(29)	(7)	(36)
Exchange rate differences	8	5	13

Balance at December 31, 2012, which would, if recognized, affect the effective tax rate	669	127	796

        In 2012, the "Decrease relating to prior year tax positions" included a total of $87 million relating to the release of provisions due to favorable resolution of a tax dispute in Northern Europe. In 2012, the "Increase relating to current year tax positions" included a total of $108 million in taxes related to the interpretation of tax law and double tax treaty agreements by competent tax authorities. In 2012, the "Decrease due to settlements with tax authorities" included a total of $47 million relating to the interpretation of tax law and double tax treaty agreements by competent tax authorities.

        In 2011, the "Increase relating to prior year tax positions", in unrecognized tax benefits above, related primarily to a tax dispute in Asia. The "Increase relating to prior year tax positions", in penalties and interest related to unrecognized tax benefits above, mainly reflected the interest accrual on prior years' tax positions. Also in 2011, the "Increase relating to current year tax positions" included a total of $97 million in taxes related to the interpretation of tax law and double tax treaty agreements by competent tax authorities. In 2011, the "Decrease due to settlements with tax authorities" included $49 million in tax, penalty and interest relating to a tax dispute in Northern Europe, while the "Decrease as a result of the applicable statute of limitations" included both the effect of the statute of limitations in certain jurisdictions, as well as instances where tax audits had been concluded by taxing authorities and the corresponding tax years were consequently considered closed.

        In 2010, the "Increase relating to current year tax positions" in the table above included an expense of $88 million related to the interpretation of tax law and double tax treaty agreements by competent tax authorities.

        At December 31, 2012, the Company expected the resolution, within the next twelve months, of uncertain tax positions related to pending court cases amounting to $41 million for taxes, penalties and interest. Otherwise, the Company had not identified any other significant changes which were considered reasonably possible to occur within the next twelve months.

        At December 31, 2012, the earliest significant open tax years that remained subject to examination were the following:

Region	Year
Europe	2007
The Americas	2008
Asia	2003
Middle East & Africa	2004

Employee benefits	12 Months Ended
Dec. 31, 2012
Employee benefits
Employee benefits

Note 17—Employee benefits

        The Company operates defined benefit and defined contribution pension plans and termination indemnity plans, in accordance with local regulations and practices. These plans cover a large portion of the Company's employees and provide benefits to employees in the event of death, disability, retirement, or termination of employment. Certain of these plans are multi-employer plans. The Company also operates other postretirement benefit plans including postretirement healthcare benefits, and other employee-related benefits for active employees including long-service award plans. The measurement date used for the Company's employee benefit plans is December 31. The funding policies of the Company's plans are consistent with the local government and tax requirements. The Company also has several pension plans that are not required to be funded pursuant to local government and tax requirements.

        The Company recognizes in its Consolidated Balance Sheets the funded status of its defined benefit pension plans, postretirement plans, and other employee-related benefits measured as the difference between the fair value of the plan assets and the benefit obligation.

Obligations and funded status of the plans

        The change in benefit obligation, change in fair value of plan assets, and funded status recognized in the Consolidated Balance Sheets were as follows:

	2012	2011	2012	2011
($ in millions)	Defined pension benefits		Other postretirement benefits
Benefit obligation at January 1,	9,817	9,337	260	214
Service cost	221	242	1	2
Interest cost	396	402	11	12
Contributions by plan participants	77	76	—	—
Benefit payments	(559)	(549)	(15)	(16)
Benefit obligations of businesses acquired	684	20	17	39
Actuarial loss	1,124	472	2	9
Plan amendments and other	(12)	5	4	—
Exchange rate differences	315	(188)	1	—

Benefit obligation at December 31,	12,063	9,817	281	260

Fair value of plan assets at January 1,	8,867	9,010	—	—
Actual return on plan assets	839	155	—	—
Contributions by employer	347	305	15	16
Contributions by plan participants	77	76	—	—
Benefit payments	(559)	(549)	(15)	(16)
Plan assets of businesses acquired	482	18	—	—
Plan amendments and other	(44)	(6)	—	—
Exchange rate differences	273	(142)	—	—

Fair value of plan assets at December 31,	10,282	8,867	—	—

Funded status—underfunded	1,781	950	281	260

        The amounts recognized in "Accumulated other comprehensive loss" and "Noncontrolling interests" were:

	December 31,
	2012	2011	2010	2012	2011	2010
($ in millions)	Defined pension benefits			Other postretirement benefits
Transition liability	—	—	—	—	—	(1)
Net actuarial loss	(2,574)	(1,826)	(1,135)	(69)	(71)	(65)
Prior service cost	(32)	(34)	(43)	33	42	51

Amount recognized in OCI(1) and NCI(2)	(2,606)	(1,860)	(1,178)	(36)	(29)	(15)
Taxes associated with amount recognized in OCI(1) and NCI(2)	631	415	270	—	—	—

Amount recognized in OCI(1) and NCI(2), net of tax(3)	(1,975)	(1,445)	(908)	(36)	(29)	(15)

(1)
OCI represents "Accumulated other comprehensive loss".

(2)
NCI represents "Noncontrolling interests".

(3)
NCI, net of tax, amounted to $(7) million, $(2) million and $(5) million at December 31, 2012, 2011 and 2010, respectively.

        In addition, the following amounts were recognized in the Company's Consolidated Balance Sheets:

	December 31,
	2012	2011	2012	2011
($ in millions)	Defined pension benefits		Other postretirement benefits
Overfunded plans	(49)	(138)	—	—
Underfunded plans—current	27	25	20	18
Underfunded plans—non-current	1,803	1,063	261	242

Funded status	1,781	950	281	260

	December 31,
($ in millions)	2012	2011
Non-current assets
Overfunded pension plans	(49)	(138)
Other employee-related benefits	(22)	(1)

Prepaid pension and other employee benefits	(71)	(139)

	December 31,
($ in millions)	2012	2011
Current liabilities
Underfunded pension plans	27	25
Underfunded other postretirement benefit plans	20	18
Other employee-related benefits	117	33

Pension and other employee benefits (Note 13)	164	76

	December 31,
($ in millions)	2012	2011
Non-current liabilities
Underfunded pension plans	1,803	1,063
Underfunded other postretirement benefit plans	261	242
Other employee-related benefits	226	182

Pension and other employee benefits	2,290	1,487

        The funded status, calculated by the projected benefit obligation (PBO) and fair value of plan assets, for pension plans with a PBO in excess of fair value of plan assets (underfunded) or fair value of plan assets in excess of PBO (overfunded), respectively, was:

	December 31,
	2012			2011
($ in millions)	PBO	Assets	Difference	PBO	Assets	Difference
PBO exceeds assets	11,378	9,548	1,830	7,353	6,265	1,088
Assets exceed PBO	685	734	(49)	2,464	2,602	(138)

Total	12,063	10,282	1,781	9,817	8,867	950

        The accumulated benefit obligation (ABO) for all defined benefit pension plans was $11,668 million and $9,512 million at December 31, 2012 and 2011, respectively. The funded status, calculated by the ABO and fair value of plan assets for pension plans with ABO in excess of fair value of plan assets (underfunded) or fair value of plan assets in excess of ABO (overfunded), respectively, was:

	December 31,
	2012			2011
($ in millions)	ABO	Assets	Difference	ABO	Assets	Difference
ABO exceeds assets	10,700	9,237	1,463	5,747	4,839	908
Assets exceed ABO	968	1,045	(77)	3,765	4,028	(263)

Total	11,668	10,282	1,386	9,512	8,867	645

        All of the Company's other postretirement benefit plans are unfunded.

Components of net periodic benefit cost

        Net periodic benefit cost consisted of the following:

	2012	2011	2010	2012	2011	2010
($ in millions)	Defined pension benefits			Other postretirement benefits
Service cost	221	242	210	1	2	2
Interest cost	396	402	389	11	12	12
Expected return on plan assets	(494)	(507)	(422)	—	—	—
Amortization of transition liability	—	—	—	—	1	1
Amortization of prior service cost / (credit)	42	44	26	(9)	(9)	(9)
Amortization of net actuarial loss	98	52	71	4	3	5
Curtailments, settlements and special termination benefits	2	3	8	—	—	—

Net periodic benefit cost	265	236	282	7	9	11

        The net actuarial loss and prior service cost for defined pension benefits estimated to be amortized from "Accumulated other comprehensive loss" into net periodic benefit cost in 2013 is $126 million and $34 million, respectively.

        The net actuarial loss and prior service (credit) for other postretirement benefits estimated to be amortized from "Accumulated other comprehensive loss" into net periodic benefit cost in 2013 is $4 million and $(9) million, respectively.

Assumptions

        The following weighted-average assumptions were used to determine benefit obligations:

	December 31,
	2012	2011	2012	2011
(in %)	Defined pension benefits		Other postretirement benefits
Discount rate	3.22	3.91	3.35	4.07
Rate of compensation increase	1.71	1.62	—	—
Pension increase assumption	1.04	0.97	—	—

        The discount rate assumptions are based upon AA-rated corporate bonds. In those countries with sufficient liquidity in corporate bonds, the Company used the current market long-term corporate bond rates and matched the bond duration with the average duration of the pension liabilities. In those countries where the liquidity of the AA-rated corporate bonds was deemed to be insufficient, the Company determined the discount rate by adding the credit spread derived from an AA corporate bond index in another relevant liquid market, as adjusted for interest rate differentials, to the domestic government bond curve or interest rate swap curve.

        The following weighted-average assumptions were used to determine the "Net periodic benefit cost":

	2012	2011	2010	2012	2011	2010
(in %)	Defined pension benefits			Other postretirement benefits
Discount rate	3.91	4.29	4.66	4.07	5.03	5.54
Expected long-term rate of return on plan assets	5.38	5.45	5.44	—	—	—
Rate of compensation increase	1.62	2.05	2.13	—	—	—

        The "Expected long-term rate of return on plan assets" is derived for each benefit plan by considering the expected future long-term return assumption for each individual asset class. A single long-term return assumption is then derived for each plan based upon the plan's current and target asset allocation.

        The Company maintains other postretirement benefit plans, which are generally contributory with participants' contributions adjusted annually. The assumptions used were:

	December 31,
	2012	2011
Health care cost trend rate assumed for next year	8.60%	8.84%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2028

        A one-percentage-point change in assumed health care cost trend rates would have the following effects at December 31, 2012:

	1-percentage-point
($ in millions)	Increase	Decrease
Effect on total of service and interest cost	1	(1)
Effect on postretirement benefit obligation	22	(19)

Plan assets

        The Company has pension plans in various countries with the majority of the Company's pension liabilities deriving from a limited number of these countries. The pension plans' structures reflect local regulatory environments and market practices.

        The pension plans are typically funded by regular contributions from employees and the Company. These plans are typically administered by boards of trustees (which include Company representatives) whose primary responsibility is to ensure that the plans meet their liabilities through contributions and investment returns. The boards of trustees have the responsibility for key investment strategy decisions.

        The accumulated contributions are invested in a diversified range of assets that are managed by third-party asset managers, in accordance with local statutory regulations, pension plan rules and the respective plans' investment guidelines, as approved by the boards of trustees.

        Plan assets are generally segregated from those of the Company and invested with the aim of meeting the respective plans' projected future pension liabilities. Plan assets are measured at fair value at the balance sheet date.

        The boards of trustees manage the assets of the pension plans in a risk-controlled manner and assess the risks embedded in the pension plans through asset/liability modeling. The projected future development of pension liabilities is assessed relative to various alternative asset allocations in order to determine a strategic asset allocation for each plan that provides a balance between risk and return. Asset/liability management studies typically take place every three years. However, the risks of the plans are monitored on an ongoing basis. The assets of the major plans are reviewed at least quarterly, while the plans' liabilities are reviewed in detail at least annually.

        The board of trustees' investment goal is to maximize the long-term returns of plan assets within specified risk parameters, while considering the future liabilities and liquidity needs of the individual plans. Risk parameters taken into account include:

  •
  the funding ratio of the plan,

  •
  the likelihood of extraordinary cash contributions being required, and

  •
  the risk embedded in each individual asset class, and the plan asset portfolio as a whole.

        The Company's investment policy is to achieve a balance between risk and return on the plans' investments through the diversification of asset classes, the use of various external asset managers and the use of differing investment styles. This has resulted in a diversified portfolio with a mix of actively and passively managed investments.

        The Company's global pension asset allocation is the result of the asset allocations of the individual plans, which are set by the respective boards of trustees. The target asset allocation of the Company's plans on a weighted-average basis is as follows:

Target percentage
Asset Class
Cash and equivalents	2
Global equities	21
Emerging markets equities	5
Global fixed income	53
Emerging markets fixed income	5
Insurance contracts	1
Private equity	2
Hedge funds	1
Real estate	9
Commodities	1

100

        The actual asset allocations of the plans are in line with the target asset allocations.

        Global and emerging markets fixed income securities include corporate bonds of companies from diversified industries and government bonds mainly from mature market issuers. Global and emerging markets equity securities primarily include investments in large-cap and mid-cap listed companies. Global equity securities represent equities listed in mature markets (mainly in the United States, Europe and Japan). Real estate investments consist largely of domestic real estate in Switzerland held in the Swiss plans. The investments in Private equity, Hedge funds and Commodities reflect a variety of investment strategies.

        Based on the above global asset allocation, the expected long-term return on assets at December 31, 2012, is 4.79 percent. The Company and the local boards of trustees regularly review the investment performance of the asset classes and individual asset managers. Due to the diversified nature of the investments, the Company is of the opinion that no significant concentration of risks exists in its pension fund assets.

        The Company does not expect any plan assets to be returned to the employer during 2013.

        At December 31, 2012 and 2011, plan assets include ABB Ltd's shares (as well as an insignificant amount of the Company's debt instruments) with a total value of $16 million and $14 million, respectively.

        The fair values of the Company's pension plan assets by asset class are presented below. For further information on the fair value hierarchy and an overview of the Company's valuation techniques applied see the "Fair value measures" section of Note 2.

	December 31, 2012
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class
Cash and equivalents	170	252	—	422
Global equities	2,112	77	—	2,189
Emerging markets equities	443	—	—	443
Global fixed income	1,984	3,140	—	5,124
Emerging markets fixed income	—	707	—	707
Insurance contracts	—	76	—	76
Private equity	—	—	164	164
Hedge funds	—	—	153	153
Real estate	87	—	830	917
Commodities	52	—	35	87

Total	4,848	4,252	1,182	10,282

	December 31, 2011
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class
Cash and equivalents	56	365	—	421
Global equities	1,717	76	—	1,793
Emerging markets equities	311	—	—	311
Global fixed income	1,921	2,838	—	4,759
Emerging markets fixed income	—	398	—	398
Insurance contracts	—	37	—	37
Private equity	—	—	177	177
Hedge funds	—	—	113	113
Real estate	73	—	741	814
Commodities	44	—	—	44

Total	4,122	3,714	1,031	8,867

        The following table represents the movements of those asset categories whose fair values use significant unobservable inputs (Level 3):

($ in millions)	Private equity	Hedge funds	Real estate	Commodities	Total Level 3
Balance at January 1, 2011	156	136	696	—	988
Return on plan assets:
Assets still held at December 31, 2011	(3)	(4)	12	—	5
Assets sold during the year	22	(6)	7	—	23
Purchases (sales)	(27)	(14)	32	—	(9)
Transfers into Level 3	29	—	2	—	31
Exchange rate differences	—	1	(8)	—	(7)

Balance at December 31, 2011	177	113	741	—	1,031

Return on plan assets:
Assets still held at December 31, 2012	4	9	15	(1)	27
Assets sold during the year	13	(7)	—	—	6
Purchases (sales)	(31)	35	40	35	79
Transfers into Level 3	—	—	9	—	9
Exchange rate differences	1	3	25	1	30

Balance at December 31, 2012	164	153	830	35	1,182

        Real estate properties are valued under the income approach using the discounted cash flow method, by which the market value of a property is determined as the total of all projected future earnings discounted to the valuation date. The discount rates are determined for each property individually according to the property's location and specific use, and by considering initial yields of comparable market transactions.

        Private equity investments include investments in partnerships and related funds. Such investments consist of both publicly-traded and privately-held securities. Publicly-traded securities that are not quoted in active markets are valued using available quotes and adjusted for liquidity restrictions. Privately-held securities are valued taking into account various factors, such as the most recent financing involving unrelated new investors, earnings multiple analyses using comparable companies and discounted cash flow analyses.

        Hedge funds are normally not exchange-traded and the shares of the funds are not redeemed daily. Depending on the fund structure, the fair values are derived through modeling techniques based on the values of the underlying assets adjusted to reflect liquidity and transferability restrictions.

Contributions

        Employer contributions were as follows:

	2012	2011	2012	2011
($ in millions)	Defined pension benefits		Other postretirement benefits
Total contributions to defined benefit pension and other postretirement benefit plans	347	305	15	16
Of which, discretionary contributions to defined benefit pension plans	83	36	—	—

        In 2012, the discretionary contributions included non-cash contributions of $42 million of available-for-sale securities to the Company's pension plans in the U.K. and the U.S.

        The Company expects to contribute approximately $286 million to its defined benefit pension plans in 2013, of which discretionary contributions are $44 million. All 2013 discretionary contributions are expected to be non-cash contributions. The Company expects to contribute approximately $20 million to its other postretirement benefit plans in 2013.

        The Company also maintains a number of defined contribution plans. The expense for these plans was $220 million, $144 million and $97 million in 2012, 2011 and 2010, respectively.

        The Company also contributed $11 million, $5 million and $30 million to multi-employer plans in 2012, 2011 and 2010, respectively.

Estimated future benefit payments

        The expected future cash flows to be paid by the Company's plans in respect of pension and other postretirement benefit plans at December 31, 2012, are as follows:

		Other postretirement benefits
($ in millions)	Pension benefits	Benefit payments	Medicare subsidies
2013	663	21	(1)
2014	664	21	(1)
2015	653	21	(1)
2016	653	21	(1)
2017	639	21	(1)
Years 2018 - 2022	3,122	105	(8)

        Medicare subsidies represent payments estimated to be received from the United States government as part of the Medicare Prescription Drug, Improvement and Modernization Act of 2003. The United States government began making the subsidy payments for employers in 2006.

Share-based payment arrangements	12 Months Ended
Dec. 31, 2012
Share-based payment arrangements
Share-based payment arrangements

Note 18—Share-based payment arrangements

        The Company has three principal share-based payment plans, as more fully described in the respective sections below. Compensation cost for these principal plans and for other equity-settled awards is recorded in "Total cost of sales" and in "Selling, general and administrative expenses" and totaled $60 million, $67 million and $66 million in 2012, 2011 and 2010, respectively. Compensation cost for cash-settled awards is recorded in "Selling, general and administrative expenses" and is disclosed in the "WARs", "LTIP" and "Other share-based payments" sections of this note. The total tax benefit recognized in 2012, 2011 and 2010, was not significant.

        At December 31, 2012, the Company had the ability to issue up to 94 million new shares out of contingent capital in connection with share-based payment arrangements. In addition, 19 million shares held by the Company in treasury stock at December 31, 2012, could be used to settle share-based payment arrangements.

        As the primary trading market for the shares of ABB Ltd is the SIX Swiss Exchange, on which the shares are traded in Swiss francs, certain data disclosed below related to the instruments granted under share-based payment arrangements are presented in Swiss francs.

MIP

        Under the MIP, the Company offers options and cash-settled WARs (and prior to the 2010 launch offered also physically-settled warrants) to key employees for no consideration.

        The warrants and options granted under the MIP allow participants to purchase shares of ABB Ltd at predetermined prices. Participants may sell the warrants and options rather than exercise the right to purchase shares. Equivalent warrants are listed by a third-party bank on the SIX Swiss Exchange, which facilitates pricing and transferability of warrants granted under this plan. The options entitle the holder to request that the third-party bank purchase such options at the market price of equivalent listed warrants related to that MIP launch. If the participant elects to sell the warrants or options, the instruments will thereafter be held by a third party and, consequently, the Company's obligation to deliver shares will be toward this third party. Each WAR gives the participant the right to receive, in cash, the market price of an equivalent listed warrant on the date of exercise of the WAR. The WARs are non-transferable.

        Participants may exercise or sell warrants and options and exercise WARs after the vesting period, which is three years from the date of grant. Vesting restrictions can be waived in certain circumstances such as death or disability. All warrants, options and WARs expire six years from the date of grant.

Warrants and options

        The fair value of each warrant and option is estimated on the date of grant using a lattice model that uses the weighted-average assumptions noted in the table below. Expected volatilities are based on implied volatilities from equivalent listed warrants on ABB Ltd shares. The expected term of the warrants and options granted has been assumed to be the contractual six-year life of each warrant and option, based on the fact that after the vesting period, a participant can elect to sell the warrant or option rather than exercise the right to purchase shares, thereby realizing the time value of the warrants and options. The risk-free rate is based on a six-year Swiss franc interest rate, reflecting the six-year contractual life of the warrants and options. In estimating forfeitures, the Company has used the data from previous comparable MIP launches.

	2012	2011	2010
Expected volatility	27%	26%	30%
Dividend yield	3.60%	2.44%	2.35%
Expected term	6 years	6 years	6 years
Risk-free interest rate	0.30%	1.59%	1.20%

        Presented below is a summary of the activity related to warrants and options under the MIP:

	Number of instruments (in millions)	Number of shares (in millions)(1)	Weighted- average exercise price (in Swiss francs)(2)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(3)
Outstanding at January 1, 2012	165.6	33.1	25.56
Granted	86.8	17.4	16.07
Exercised(4)	(4.1)	(0.8)	15.30
Forfeited	(4.5)	(0.9)	21.36
Expired	(1.3)	(0.3)	31.58

Outstanding at December 31, 2012	242.5	48.5	22.38	3.7	45.8

Vested and expected to vest at December 31, 2012	228.6	45.7	22.46	3.6	42.8
Exercisable at December 31, 2012	84.2	16.8	27.05	1.6	0.8
(1)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise, as warrants and options have a conversion ratio of 5:1.

(2)
Information presented reflects the exercise price per share of ABB Ltd.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price per share of ABB Ltd.

(4)
The cash received upon exercise amounted to approximately $14 million. The shares were delivered out of treasury stock.

        At December 31, 2012, there was $64 million of total unrecognized compensation cost related to non-vested warrants and options granted under the MIP. That cost is expected to be recognized over a weighted-average period of 2.0 years. The weighted-average grant-date fair value (per instrument) of warrants and options granted during 2012, 2011 and 2010 was 0.59 Swiss francs, 0.83 Swiss francs and 0.81 Swiss francs, respectively. In 2011 and 2010, the aggregate intrinsic value (on the dates of exercise) of instruments exercised was 11 million Swiss francs and 9 million Swiss francs, respectively. The amount in 2012 was not significant.

        Presented below is a summary, by launch, related to instruments outstanding at December 31, 2012:

Exercise price (in Swiss francs)(1)	Number of instruments (in millions)	Number of shares (in millions)(2)	Weighted-average remaining contractual term (in years)
26.00	25.9	5.2	0.4
36.40	27.1	5.4	1.4
19.00	22.8	4.6	2.4
22.50	37.0	7.4	3.4
25.50	44.3	8.9	4.4
15.75	69.7	13.9	5.4
17.50	15.7	3.1	5.4

Total number of instruments and shares	242.5	48.5	3.7

(1)
Information presented reflects the exercise price per share of ABB Ltd.

(2)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise.

WARs

        As each WAR gives the holder the right to receive cash equal to the market price of the equivalent listed warrant on date of exercise, the Company records a liability based upon the fair value of outstanding WARs at each period end, accreted on a straight-line basis over the three-year vesting period. In "Selling, general and administrative expenses", the Company recorded income of $8 million and aggregate expense of $8 million for 2011 and 2010, respectively, as a result of changes in both the fair value and vested portion of the outstanding WARs. The 2012 amount was not significant. To hedge its exposure to fluctuations in the fair value of outstanding WARs, the Company purchased cash-settled call options, which entitle the Company to receive amounts equivalent to its obligations under the outstanding WARs. The cash-settled call options are recorded as derivatives measured at fair value (see Note 5), with subsequent changes in fair value recorded through earnings to the extent that they offset the change in fair value of the liability for the WARs. In 2011 and 2010, the Company recorded aggregate expense of $24 million and $10 million, respectively, in "Selling, general and administrative expenses" related to the cash-settled call options. The 2012 amount was not significant.

        The aggregate fair value of outstanding WARs was $26 million and $17 million at December 31, 2012 and 2011, respectively. The fair value of WARs was determined based upon the trading price of equivalent warrants listed on the SIX Swiss Exchange.

        Presented below is a summary of the activity related to WARs:

Number of WARs (in millions)
Outstanding at January 1, 2012	61.3
Granted	17.3
Exercised	(11.5)
Expired	(0.3)

Outstanding at December 31, 2012	66.8

Exercisable at December 31, 2012	30.4

        The aggregate fair value at date of grant of WARs granted in 2012, 2011 and 2010, was $10 million, $10 million and $7 million, respectively. In 2012, 2011 and 2010, share-based liabilities of $7 million, $7 million and $25 million, respectively, were paid upon exercise of WARs by participants.

ESAP

        The employee share acquisition plan (ESAP) is an employee stock-option plan with a savings feature. Employees save over a twelve-month period, by way of regular payroll deductions. At the end of the savings period, employees choose whether to exercise their stock options using their savings plus interest to buy ABB Ltd shares (American Depositary Shares (ADS) in the case of employees in the United States and Canada—each ADS representing one registered share of the Company) at the exercise price set at the grant date, or have their savings returned with interest. The savings are accumulated in bank accounts held by a third-party trustee on behalf of the participants and earn interest. Employees can withdraw from the ESAP at any time during the savings period and will be entitled to a refund of their accumulated savings.

        The fair value of each option is estimated on the date of grant using the same option valuation model as described under the MIP, using the assumptions noted in the table below. The expected term of the option granted has been determined to be the contractual one-year life of each option, at the end of which the options vest and the participants are required to decide whether to exercise their options or have their savings returned with interest. The risk-free rate is based on one-year Swiss franc interest rates, reflecting the one-year contractual life of the options. In estimating forfeitures, the Company has used the data from previous ESAP launches.

	2012	2011	2010
Expected volatility	23%	33%	27%
Dividend yield	3.45%	3.13%	2.49%
Expected term	1 year	1 year	1 year
Risk-free interest rate	0%	0%	0.26%

        Presented below is a summary of activity under the ESAP:

	Number of shares (in millions)(1)	Weighted-average exercise price (in Swiss francs)(2)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(2)(3)
Outstanding at January 1, 2012	4.9	15.98
Granted	4.4	17.08
Forfeited	(0.3)	15.99
Exercised(4)	(2.3)	15.98
Not exercised (savings returned plus interest)	(2.3)	15.98

Outstanding at December 31, 2012	4.4	17.08	0.8	7.4

Vested and expected to vest at December 31, 2012	4.2	17.08	0.8	7.1
Exercisable at December 31, 2012	—	—	—	—
(1)
Includes shares represented by ADS.

(2)
Information presented for ADS is based on equivalent Swiss franc denominated awards.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price of each option in Swiss francs.

(4)
The cash received upon exercise was approximately $40 million and the corresponding tax benefit was not significant. The shares were delivered out of treasury stock.

        The exercise prices per ABB Ltd share and per ADS of 17.08 Swiss francs and $18.30, respectively, for the 2012 grant, 15.98 Swiss francs and $18.10, respectively, for the 2011 grant and 20.46 Swiss francs and $20.55, respectively, for the 2010 grant were determined using the closing price of the ABB Ltd share on SIX Swiss Exchange and ADS on the New York Stock Exchange on the respective grant dates.

        At December 31, 2012, there was $5 million of total unrecognized compensation cost related to non-vested options granted under the ESAP. That cost is expected to be recognized over the first ten months of 2013 in "Total cost of sales" and in "Selling, general and administrative expenses". The weighted-average grant-date fair value (per option) of options granted during 2012, 2011 and 2010, was 1.29 Swiss francs, 1.89 Swiss francs and 1.96 Swiss francs, respectively. The total intrinsic value (on the dates of exercise) of options exercised in 2012, 2011 and 2010, was not significant.

LTIP

        The Company has a long-term incentive plan (LTIP) for members of its Executive Committee and selected other executives (Eligible Participants), as defined in the terms of the LTIP and determined by the Company's Governance, Nomination and Compensation Committee. The LTIP involves annual conditional grants of the Company's stock to such Eligible Participants that are subject to certain conditions. The 2012, 2011 and 2010 launches under the LTIP are each composed of two components: (i) a performance component (earnings per share performance for the 2012 launch and share-price performance for the 2011 and 2010 launches) and (ii) a retention component.

        Under the performance component, the number of shares granted is dependent upon the base salary of the Eligible Participant. For the 2012 LTIP launch, the actual number of shares that will vest at a future date is dependent on (i) the Company's weighted cumulative earnings per share performance over three financial years, beginning with the year of launch, and (ii) the fulfillment of the service condition as defined in the terms and conditions of the LTIP. The cumulative earnings per share performance is weighted as follows: 33 percent of the first year's result, 67 percent of the second year's result and 100 percent of the third year's result. The actual number of shares that ultimately vest will vary depending on the weighted cumulative earnings per share outcome, interpolated between a lower threshold (no shares vest) and an upper threshold (the number of shares vesting is capped at 200 percent of the conditional grant). For the 2011 and 2010 LTIP launches, the actual number of shares that will vest at a future date is dependent on (i) the performance of ABB Ltd shares during a defined three-year period (Evaluation Period) compared to those of a selected peer group of publicly-listed multinational companies and (ii) the fulfillment of the service condition as defined in the terms and conditions of the LTIP. The actual number of shares that ultimately vest cannot exceed 100 percent of the conditional grant. The performance of the Company compared to its peers over the Evaluation Period will be measured as the sum, in percentage terms, of the average percentage price development of the ABB Ltd share price over the Evaluation Period (from a reference price of 22.25 Swiss francs and 21.63 Swiss francs for the 2011 and 2010 launches, respectively) and an average annual dividend yield percentage (the Company's Performance). In order for shares to vest, the Company's Performance over the Evaluation Period must be equal to or better than half of the defined peers. The actual number of shares to be delivered by the Company, after the end of the Evaluation Period, will be dependent on the Company's ranking in comparison with the defined peers. The full amount of the grant will vest if the Company's Performance is positive and better than three-quarters of the defined peers. If the Company's Performance is negative but other conditions are met, a reduced number of shares will vest. In addition, if the Company's net income (adjusted for the financial impact of items that are, in the opinion of the Company's Board, non-operating, non-recurring or unforeseen—such as divestments and acquisitions) is negative for the year preceding the year in which the Evaluation Period ends, no shares will vest, irrespective of the outcome of the Company's Performance.

        Under the retention component of the 2012, 2011 and 2010 LTIP launches, each Eligible Participant was conditionally granted an individually defined maximum number of shares which fully vest at the end of the respective vesting periods (if the participant remains an Eligible Participant till the end of such period).

        For the 2012, 2011 and 2010 LTIP launches, under the performance component, an Eligible Participant receives, in cash, 100 percent of the value of the shares that have vested. Under the retention component, an Eligible Participant receives 70 percent of the shares that have vested in the form of shares and 30 percent of the value of the shares that have vested in cash, with the possibility to elect to receive the 30 percent portion also in shares rather than cash.

        Presented below is a summary of activity under the LTIP:

	Number of shares
	Equity & Cash or choice of 100% Equity Settlement(1) (in thousands)	Only Cash Settlement(2) (in thousands)	Total (in thousands)	Weighted-average grant-date fair value per share (Swiss francs)
Nonvested at January 1, 2012	1,854	497	2,351	13.25
Granted	868	516	1,384	15.21
Vested	(205)	—	(205)	20.75
Expired(3)	(885)	(20)	(905)	7.33
Forfeited	(9)	—	(9)	21.57

Nonvested at December 31, 2012	1,623	993	2,616	15.72

(1)
Shares that, subject to vesting, the Eligible Participant can elect to receive 100 percent in the form of shares.

(2)
Shares that, subject to vesting, the Eligible Participant can only receive in cash.

(3)
Expired as the criteria for the Company's performance condition were not satisfied.

        Equity-settled awards are recorded in the "Capital stock and additional paid-in capital" component of stockholders' equity, with compensation cost recorded in "Selling, general and administrative expenses" over the vesting period (which is from grant date to the end of the vesting period) based on the grant-date fair value of the shares. Cash-settled awards are recorded as a liability remeasured at fair value at each reporting date for the percentage vested, with changes in the liability recorded in "Selling, general and administrative expenses".

        At December 31, 2012, there was $12 million of total unrecognized compensation cost related to equity-settled awards under the LTIP. That cost is expected to be recognized over a weighted-average period of 1.9 years. The compensation cost recorded in 2012, 2011 and 2010, for cash-settled awards was not significant.

        The aggregate fair value, at the dates of grant, of shares granted in 2012, 2011 and 2010, was approximately $22 million, $16 million and $7 million, respectively. The total grant-date fair value of shares that vested during 2010 was $10 million. The amounts for 2012 and 2011 were not significant. The weighted-average grant-date fair value (per share) of shares granted during 2012, 2011 and 2010, was 15.21 Swiss francs, 17.91 Swiss francs and 13.79 Swiss francs, respectively.

        For the earnings per share performance component of the 2012 LTIP launch, the aggregate fair value of the conditionally granted shares is based on the market price of the ABB Ltd share at each reporting date and the probable outcome of the earnings per share achievement that would result in the vesting of the highest number of shares, as computed using a Monte Carlo simulation model. The main inputs to this model are revenue growth rates and Operational EBITDA margin (see Note 23 for a definition) targets.

        The aggregate fair value of the shares relating to the (cash-settled) share-price performance component under the 2011 and 2010 LTIP launches is based on the market price of the ABB Ltd share at each reporting date adjusted for the probability of vesting as computed using a Monte Carlo simulation model at each reporting date. The main inputs to the Monte Carlo simulation model for the December 31, 2012 and 2011, fair values for the Company and each peer company were as follows:

	December 31,
	2012		2011
Cash-settled awards at	From	To	From	To
Input ranges for:
—Option implied volatilities (%)	16.2	48.4	16.6	49.8
—Risk-free rates (%)	1.0	3.1	1.0	3.7
—Equity betas	0.85	1.24	0.86	1.26
—Equity risk premiums (%)	5.0	7.0	5.0	7.0

        For the retention component under the 2012, 2011 and 2010 LTIP launches, the fair value of granted shares for equity-settled awards is the market price of the ABB Ltd share on grant date and the fair value of granted shares for cash-settled awards is the market price of the ABB Ltd share at each reporting date.

Other share-based payments

        The Company has other minor share-based payment arrangements with certain employees. The compensation cost recorded in "Selling, general and administrative expenses" in 2012, 2011 and 2010, for the cash-settled arrangements was not significant.

Stockholders' equity	12 Months Ended
Dec. 31, 2012
Stockholders' equity
Stockholders' equity

Note 19—Stockholders' equity

        At both December 31, 2012 and 2011, the Company had 2,819 million authorized shares, of which 2,315 million were registered and issued.

        At the Annual General Meeting of Shareholders (AGM) held in April 2012 and at the AGM held in April 2011, shareholders approved the payment of a dividend of 0.65 Swiss francs per share and 0.60 Swiss francs per share, respectively, both out of the capital contribution reserve in stockholders' equity of the unconsolidated statutory financial statements of ABB Ltd, prepared in accordance with Swiss law. The dividends were paid in May 2012 (amounting to $1,626 million) and May 2011 (amounting to $1,569 million), respectively. In April 2010, at the AGM, shareholders approved the payment of a dividend in the form of a nominal value reduction of 0.51 Swiss francs per share, reducing the nominal value of ABB Ltd's shares from 1.54 Swiss francs per share to 1.03 Swiss francs per share. The distribution, paid in July 2010 and equivalent to $1,112 million, resulted in a reduction in "Capital stock and additional paid-in capital".

        During 2010, the Company purchased on the open market an aggregate of 12.1 million of its own shares for use in connection with its employee incentive plans. These transactions resulted in an increase in treasury stock of $228 million. During 2012 and 2011 there were no purchases or sales of treasury stock on the open market.

        Upon and in connection with each launch of the Company's MIP, the Company sold call options to a bank at fair value, giving the bank the right to acquire shares equivalent to the number of shares represented by the MIP warrant and WAR awards to participants. Under the terms of the agreement with the bank, the call options can only be exercised by the bank to the extent that MIP participants have either sold or exercised their warrants or exercised their WARs.

        In 2012, 2011 and 2010, the bank exercised certain of the call options it held. As a consequence, in 2012, the Company delivered 2.7 million shares out of treasury stock and in 2011 and 2010, the Company delivered 6.0 million and 2.1 million shares, respectively, from contingent capital.

        At December 31, 2012, such call options representing 8.5 million shares and with strike prices ranging from 15.75 to 36.40 Swiss francs were held by the bank. The call options expire in periods ranging from May 2013 to May 2018. However, only 1.8 million of these instruments, with strike prices ranging from 19.00 to 36.40 Swiss francs, could be exercised at December 31, 2012, under the terms of the agreement with the bank.

        In addition to the above, at December 31, 2012, the Company had further outstanding obligations to deliver:

  •
  up to 2.7 million shares, at a strike price of 26.00 Swiss francs, relating to the options granted under the 2007 launch of the MIP, vesting in May 2010 and expiring in May 2013,

  •
  up to 2.9 million shares, at a strike price of 36.40 Swiss francs, relating to the options granted under the 2008 launch of the MIP, vesting in May 2011 and expiring in May 2014,

  •
  up to 4.5 million shares, at a strike price of 19.00 Swiss francs, relating to the options granted under the 2009 launch of the MIP, vesting in May 2012 and expiring in May 2015,

  •
  up to 7.4 million shares, at a strike price of 22.50 Swiss francs, relating to the options granted under the 2010 launch of the MIP, vesting in May 2013 and expiring in May 2016,

  •
  up to 8.9 million shares, at a strike price of 25.50 Swiss francs, relating to the options granted under the 2011 launch of the MIP, vesting in May 2014 and expiring in May 2017,

  •
  up to 17.1 million shares, at a weighted-average strike price of 16.07 Swiss francs, relating to the options granted under the 2012 launches of the MIP, vesting in May 2015 and expiring in May 2018,

  •
  up to 4.4 million shares, at a strike price of $18.30 (to employees in the U.S. and Canada) and at a strike price of 17.08 Swiss francs (to employees in other countries) under the ESAP, vesting and expiring in November 2013,

  •
  up to 1.6 million shares free-of-charge to Eligible Participants under the 2012, 2011 and 2010 launches of the LTIP, vesting and expiring in May 2015, March 2014 and March 2013, respectively, and

  •
  approximately 2 million shares in connection with certain other share-based payment arrangements with employees.

        See Note 18 for a description of the above share-based payment arrangements.

        In November 2012 and 2010, the Company delivered 2.3 million and 3.2 million shares, respectively, from treasury stock, under the ESAP. In 2011, the number of shares delivered under the ESAP was not significant.

        Amounts available to be distributed as dividends to the stockholders of ABB Ltd are based on the requirements of Swiss law and ABB Ltd's Articles of Incorporation, and are determined based on amounts presented in the unconsolidated financial statements of ABB Ltd, Zurich, prepared in accordance with Swiss law. At December 31, 2012, of the 12,357 million Swiss francs ($13,504 million) total stockholders' equity reflected in such unconsolidated financial statements, 2,384 million Swiss francs ($2,605 million) represents share capital and 9,973 million Swiss francs ($10,899 million) represent reserves. Of these reserves, legal reserves for own shares of 395 million Swiss francs ($432 million) and ordinary legal reserves of 1,000 million Swiss francs ($1,093 million) are restricted.

        In February 2013, the Company announced that a proposal will be put to the 2013 AGM to distribute 0.68 Swiss francs per share to shareholders.

Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings per share
Earnings per share

Note 20—Earnings per share

        Basic earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year. Diluted earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year, assuming that all potentially dilutive securities were exercised, if dilutive. Potentially dilutive securities comprise outstanding written call options and outstanding options and shares granted subject to certain conditions under the Company's share-based payment arrangements. In 2012, 2011 and 2010, outstanding securities representing a maximum of 56 million, 39 million and 26 million shares, respectively, were excluded from the calculation of diluted earnings per share as their inclusion would have been anti-dilutive.

Basic earnings per share:

($ in millions, except per share data in $)	2012	2011	2010
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,700	3,159	2,551
Income from discontinued operations, net of tax	4	9	10

Net income	2,704	3,168	2,561

Weighted-average number of shares outstanding (in millions)	2,293	2,288	2,287
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.18	1.38	1.12
Income from discontinued operations, net of tax	—	—	—

Net income	1.18	1.38	1.12

Diluted earnings per share:

($ in millions, except per share data in $)	2012	2011	2010
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,700	3,159	2,551
Income from discontinued operations, net of tax	4	9	10

Net income	2,704	3,168	2,561

Weighted-average number of shares outstanding (in millions)	2,293	2,288	2,287
Effect of dilutive securities:
Call options and shares	2	3	4

Dilutive weighted-average number of shares outstanding	2,295	2,291	2,291

Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.18	1.38	1.11
Income from discontinued operations, net of tax	—	—	0.01

Net income	1.18	1.38	1.12

Other comprehensive income	12 Months Ended
Dec. 31, 2012
Other comprehensive income
Other comprehensive income

Note 21—Other comprehensive income

        The following table includes amounts recorded within "Total other comprehensive income (loss)" including the related income tax effects.

	2012			2011			2010
($ in millions)	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax
Foreign currency translation adjustments	389	(6)	383	(280)	5	(275)	362	8	370
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	5	(2)	3	(2)	(1)	(3)	16	(3)	13
Reclassification adjustments for net (gains) losses included in net income	1	—	1	3	2	5	(16)	1	(15)

Unrealized gains (losses) on available-for-sale securities	6	(2)	4	1	1	2	—	(2)	(2)
Pension and other postretirement plans:
Prior service (costs) credits arising during the year	(42)	6	(36)	(35)	12	(23)	(70)	16	(54)
Amortization of prior service costs (credits) included in net income	33	(3)	30	35	(13)	22	17	(5)	12

Net prior service cost arising during the year	(9)	3	(6)	—	(1)	(1)	(53)	11	(42)
Net actuarial gains (losses) arising during the year	(846)	245	(601)	(750)	157	(593)	156	(32)	124
Amortization of net actuarial (gains) losses included in net income	102	(32)	70	55	(11)	44	76	(14)	62

Net actuarial gains (losses) arising during the year	(744)	213	(531)	(695)	146	(549)	232	(46)	186
Amortization of transition liability included in net income	—	—	—	1	—	1	1	—	1

Pension and other postretirement plans adjustments	(753)	216	(537)	(694)	145	(549)	180	(35)	145

Cash flow hedge derivatives:
Net gains (losses) arising during the year	74	(21)	53	(21)	2	(19)	123	(32)	91
Reclassification adjustments for net (gains) losses included in net income	(42)	14	(28)	(88)	27	(61)	(29)	10	(19)

Unrealized gains (losses) of cash flow hedge derivatives	32	(7)	25	(109)	29	(80)	94	(22)	72

Total other comprehensive income (loss)	(326)	201	(125)	(1,082)	180	(902)	636	(51)	585

Restructuring and related expenses	12 Months Ended
Dec. 31, 2012
Restructuring and related expenses
Restructuring and related expenses

Note 22—Restructuring and related expenses

Restructuring-related activities

        In 2012 and 2011, the Company executed minor restructuring-related activities and incurred charges of $180 million and $164 million, respectively, which were mainly recorded in "Total cost of sales".

($ in millions)	2012	2011
Employee severance costs	92	83
Estimated contract settlement, loss order and other costs	72	53
Inventory and long-lived asset impairments	16	28

Total	180	164

        At December 31, 2012 and 2011, the balance of restructuring and related liabilities is primarily included in "Provisions and other current liabilities".

Cost take-out program

        In December 2008, the Company announced a two-year cost take-out program that aimed to sustainably reduce the Company's cost of sales and general and administrative expenses. As of December 31, 2010, the Company had substantially completed the cost take-out program.

        The Company recorded the following expenses under this program:

($ in millions)	Cumulative costs incurred up to December 31, 2010	2010
Employee severance costs	536	95
Estimated contract settlement, loss order and other costs	230	98
Inventory and long-lived asset impairments	70	20

Total	836	213

        These expenses were recorded as follows:

($ in millions)	Cumulative costs incurred up to December 31, 2010	2010
Total cost of sales	475	110
Selling, general and administrative expenses	143	36
Other income (expense), net	218	67

Total	836	213

        Expenses incurred under the program, per operating segment, were as follows:

($ in millions)	Cumulative costs incurred up to December 31, 2010	2010
Power Products	122	44
Power Systems	139	48
Discrete Automation and Motion	256	35
Low Voltage Products	114	36
Process Automation	183	44
Corporate and Other	22	6

Total	836	213

        The most significant individual exit plans within this program related to the reorganization of the Company's Robotics business, the downsizing of the former Automation Products business in France and Germany, as well as the Power Systems business in Germany.

Operating segment and geographic data	12 Months Ended
Dec. 31, 2012
Operating segment and geographic data
Operating segment and geographic data

Note 23—Operating segment and geographic data

        The Chief Operating Decision Maker (CODM) is the Company's Executive Committee. The CODM allocates resources to and assesses the performance of each operating segment using the information outlined below. The Company's operating segments consist of Power Products, Power Systems, Discrete Automation and Motion, Low Voltage Products and Process Automation. The remaining operations of the Company are included in Corporate and Other.

        A description of the types of products and services provided by each reportable segment is as follows:

  •
  Power Products:  manufactures and sells high- and medium-voltage switchgear and apparatus, circuit breakers for all current and voltage levels, power and distribution transformers and sensors for electric, gas and water utilities and for industrial and commercial customers.

  •
  Power Systems:  designs, installs and upgrades high-efficiency transmission and distribution systems and power plant automation and electrification solutions, including monitoring and control products, software and services and incorporating components manufactured by both the Company and by third parties.

  •
  Discrete Automation and Motion:  manufactures and sells motors, generators, variable speed drives, rectifiers, excitation systems, robotics, programmable logic controllers, and related services for a wide range of applications in factory automation, process industries, and utilities.

  •
  Low Voltage Products:  manufactures products and systems that provide protection, control and measurement for electrical installations, as well as enclosures, switchboards, electronics and electromechanical devices for industrial machines, plants and related service. In addition the segment manufactures products for wiring and cable management, cable protection systems, power connection and safety. The segment also makes intelligent building control systems for home and building automation to improve comfort, energy efficiency and security.

  •
  Process Automation:  develops and sells control and plant optimization systems, automation products and solutions, including instrumentation, as well as industry-specific application knowledge and services for the oil, gas and petrochemicals, metals and minerals, marine and turbocharging, pulp and paper, chemical and pharmaceuticals, and power industries.

  •
  Corporate and Other:  includes headquarters, central research and development, the Company's real estate activities, Group treasury operations and other minor activities.

        The Company evaluates the performance of its segments based on operational earnings before interest, taxes, depreciation and amortization (Operational EBITDA) and Operational EBITDA margin (being Operational EBITDA as a percentage of Operational revenues).

        Operational EBITDA represents earnings before interest and taxes (EBIT) excluding depreciation and amortization, restructuring and restructuring-related expenses, adjusted for the following: (i) unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives), (ii) realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized, (iii) unrealized foreign exchange movements on receivables/payables (and related assets/liabilities), (iv) acquisition-related expenses and (v) certain non-recurring items.

        Operational revenues are total revenues adjusted for the following: (i) unrealized gains and losses on derivatives, (ii) realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized, and (iii) unrealized foreign exchange movements on receivables (and related assets).

        The CODM primarily reviews the results of each segment on a basis that is before the elimination of profits made on inventory sales between segments. Segment results below are presented before these eliminations, with a total deduction for intersegment profits to arrive at the Company's consolidated Operational EBITDA.

        The following tables present segment revenues, depreciation and amortization, Operational EBITDA, Operational EBITDA margin, as well as reconciliations of Operational EBITDA to EBIT and Operational revenues to Total revenues, capital expenditure and total assets. Intersegment sales and transfers for 2012, 2011 and 2010, are accounted for as if the sales and transfers were to third parties, at current market prices.

	2012
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Operational revenues	Operational EBITDA(1)	Operational EBITDA margin (%)
Power Products	8,987	1,730	10,717	209	10,702	1,585	14.8%
Power Systems	7,575	277	7,852	174	7,812	290	3.7%
Discrete Automation and Motion	8,480	925	9,405	263	9,405	1,735	18.4%
Low Voltage Products	6,276	362	6,638	250	6,626	1,219	18.4%
Process Automation	7,946	210	8,156	82	8,134	1,003	12.3%
Corporate and Other	72	1,505	1,577	204	1,576	(279)	—
Intersegment elimination	—	(5,009)	(5,009)	—	(5,009)	2	—

Consolidated	39,336	—	39,336	1,182	39,246	5,555	14.2%

	2011
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Operational revenues	Operational EBITDA(1)	Operational EBITDA margin (%)
Power Products	9,028	1,841	10,869	200	10,901	1,782	16.3%
Power Systems	7,833	268	8,101	144	8,128	743	9.1%
Discrete Automation and Motion	8,047	759	8,806	251	8,817	1,664	18.9%
Low Voltage Products	4,953	351	5,304	116	5,315	1,059	19.9%
Process Automation	8,078	222	8,300	83	8,318	1,028	12.4%
Corporate and Other	51	1,508	1,559	201	1,558	(282)	—
Intersegment elimination	—	(4,949)	(4,949)	—	(4,949)	20	—

Consolidated	37,990	—	37,990	995	38,088	6,014	15.8%

	2010
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Operational revenues	Operational EBITDA(1)	Operational EBITDA margin (%)
Power Products	8,486	1,713	10,199	177	10,202	1,861	18.2%
Power Systems	6,590	196	6,786	84	6,783	304	4.5%
Discrete Automation and Motion	4,978	639	5,617	78	5,613	1,026	18.3%
Low Voltage Products	4,263	291	4,554	105	4,554	926	20.3%
Process Automation	7,209	223	7,432	76	7,427	925	12.5%
Corporate and Other	63	1,468	1,531	182	1,532	(230)	—
Intersegment elimination	—	(4,530)	(4,530)	—	(4,530)	12	—

Consolidated	31,589	—	31,589	702	31,581	4,824	15.3%

(1)
Operational EBITDA by segment is presented before the elimination of intersegment profits made on inventory sales.

	2012
($ in millions, except Operational EBITDA margin in %)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other and Intersegment elimination	Consolidated
Operational revenues	10,702	7,812	9,405	6,626	8,134	(3,433)	39,246
Unrealized gains and losses on derivatives	30	68	(3)	17	18	1	131
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(2)	(23)	—	—	4	—	(21)
Unrealized foreign exchange movements on receivables (and related assets)	(13)	(5)	3	(5)	—	—	(20)

Total revenues	10,717	7,852	9,405	6,638	8,156	(3,432)	39,336
Operational EBITDA	1,585	290	1,735	1,219	1,003	(277)	5,555
Depreciation and amortization	(209)	(174)	(263)	(250)	(82)	(204)	(1,182)
Acquisition-related expenses and certain non-operational items	(1)	(70)	(8)	(106)	(2)	(12)	(199)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	43	44	2	21	27	(2)	135
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(6)	(21)	1	—	(2)	—	(28)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(19)	(10)	(2)	(5)	(4)	(3)	(43)
Restructuring and restructuring-related expenses	(65)	(52)	4	(23)	(28)	(16)	(180)

EBIT	1,328	7	1,469	856	912	(514)	4,058
Operational EBITDA margin (%)	14.8%	3.7%	18.4%	18.4%	12.3%	—	14.2%

	2011
($ in millions, except Operational EBITDA margin in %)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other and Intersegment elimination	Consolidated
Operational revenues	10,901	8,128	8,817	5,315	8,318	(3,391)	38,088
Unrealized gains and losses on derivatives	(49)	(56)	(29)	(16)	(39)	1	(188)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(17)	(19)	1	—	2	—	(33)
Unrealized foreign exchange movements on receivables (and related assets)	34	48	17	5	19	—	123

Total revenues	10,869	8,101	8,806	5,304	8,300	(3,390)	37,990
Operational EBITDA	1,782	743	1,664	1,059	1,028	(262)	6,014
Depreciation and amortization	(200)	(144)	(251)	(116)	(83)	(201)	(995)
Acquisition-related expenses and certain non-operational items	—	—	(90)	—	—	(17)	(107)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(58)	(16)	(29)	(21)	4	(38)	(158)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(14)	(19)	(2)	—	2	1	(32)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	36	38	12	2	20	1	109
Restructuring and restructuring-related expenses	(70)	(54)	(10)	(20)	(8)	(2)	(164)

EBIT	1,476	548	1,294	904	963	(518)	4,667
Operational EBITDA margin (%)	16.3%	9.1%	18.9%	19.9%	12.4%	—	15.8%

	2010
($ in millions, except Operational EBITDA margin in %)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other and Intersegment elimination	Consolidated
Operational revenues	10,202	6,783	5,613	4,554	7,427	(2,998)	31,581
Unrealized gains and losses on derivatives	20	30	16	3	11	—	80
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	6	9	(1)	1	12	1	28
Unrealized foreign exchange movements on receivables (and related assets)	(29)	(36)	(11)	(4)	(18)	(2)	(100)

Total revenues	10,199	6,786	5,617	4,554	7,432	(2,999)	31,589
Operational EBITDA	1,861	304	1,026	926	925	(218)	4,824
Depreciation and amortization	(177)	(84)	(78)	(105)	(76)	(182)	(702)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	10	(8)	6	4	(33)	18	(3)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	4	(15)	—	—	3	(1)	(9)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(18)	(35)	(8)	(1)	(16)	(1)	(79)
Restructuring and restructuring-related expenses	(44)	(48)	(35)	(36)	(44)	(6)	(213)

EBIT	1,636	114	911	788	759	(390)	3,818
Operational EBITDA margin (%)	18.2%	4.5%	18.3%	20.3%	12.5%	—	15.3%

	Capital expenditure(1)			Total assets(1)
($ in millions)	2012	2011	2010	2012	2011	2010
Power Products	259	192	200	7,701	7,355	7,205
Power Systems	194	136	119	8,083	7,469	6,039
Discrete Automation and Motion	197	202	98	9,416	9,195	3,696
Low Voltage Products	208	149	100	9,534	3,333	2,899
Process Automation	91	72	76	4,847	4,777	4,728
Corporate and Other	344	270	247	9,489	7,519	11,728

Consolidated	1,293	1,021	840	49,070	39,648	36,295

(1)
Capital expenditure and Total assets are after intersegment eliminations and therefore refer to third-party activities only.

Geographic information

	Revenues			Long-lived assets at December 31,
($ in millions)	2012	2011	2010	2012	2011
Europe	14,073	14,657	12,378	3,543	3,067
The Americas	10,699	9,043	6,213	1,347	829
Asia	10,750	10,136	8,872	883	862
Middle East and Africa	3,814	4,154	4,126	174	164

	39,336	37,990	31,589	5,947	4,922

        Revenues by geography reflect the location of the customer. Approximately 17 percent, 14 percent and 10 percent of the Company's total revenues in 2012, 2011 and 2010, respectively, came from customers in the United States. Approximately 12 percent, 13 percent and 14 percent of the Company's total revenues in 2012, 2011 and 2010, respectively, were generated from customers in China. In 2012, 2011, and 2010, more than 98 percent of the Company's total revenues were generated from customers outside Switzerland.

        Long-lived assets represent "Property, plant and equipment, net" and are shown by location of the assets. At December 31, 2012, approximately 17 percent of the Company's long-lived assets were located in each of Switzerland and the United States. At December 31, 2011, approximately 19 percent and 13 percent of the Company's long-lived assets were located in Switzerland and Sweden, respectively.

        The Company does not segregate revenues derived from transactions with external customers for each type or group of products and services. Accordingly, it is not practicable for the Company to present revenues from external customers by product and service type.

        At December 31, 2012, approximately 49 percent of the Company's employees are subject to collective bargaining agreements in various countries. Approximately half of these agreements will expire in 2013. Collective bargaining agreements are subject to various regulatory requirements and are renegotiated on a regular basis in the normal course of business.

Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant accounting policies
Basis of presentation
        The Consolidated Financial Statements are prepared in accordance with United States of America (United States or U.S.) generally accepted accounting principles (U.S. GAAP) and are presented in United States dollars ($ or USD) unless otherwise stated. The par value of capital stock is denominated in Swiss francs.

Scope of consolidation
        The Consolidated Financial Statements include the accounts of ABB Ltd and companies which are directly or indirectly controlled by ABB Ltd. Additionally, the Company consolidates variable interest entities if it has determined that it is the primary beneficiary. Intercompany accounts and transactions are eliminated. Investments in joint ventures and affiliated companies in which the Company has the ability to exercise significant influence over operating and financial policies (generally through direct or indirect ownership of 20 percent to 50 percent of the voting rights), are recorded in the Consolidated Financial Statements using the equity method of accounting.

Reclassifications	Certain amounts reported for prior years in the Consolidated Financial Statements and Notes have been reclassified to conform to the current year's presentation.
Operating cycle
        A portion of the Company's activities (primarily long-term construction activities) has an operating cycle that exceeds one year. For classification of current assets and liabilities related to such activities, the Company elected to use the duration of the individual contracts as its operating cycle. Accordingly, there are accounts receivable, inventories and provisions related to these contracts which will not be realized within one year that have been classified as current.

Use of estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management to make assumptions and estimates that directly affect the amounts reported in the Consolidated Financial Statements and the accompanying Notes. The most significant, difficult and subjective of such accounting assumptions and estimates include:

  •
  assumptions and projections, principally related to future material, labor and project-related overhead costs, used in determining the percentage-of-completion on projects,

  •
  estimates of loss contingencies associated with litigation or threatened litigation and other claims and inquiries, environmental damages, product warranties, regulatory and other proceedings,

  •
  assumptions used in the calculation of pension and postretirement benefits and the fair value of pension plan assets,

  •
  recognition and measurement of current and deferred income tax assets and liabilities (including the measurement of uncertain tax positions),

  •
  growth rates, discount rates and other assumptions used in testing goodwill for impairment,

  •
  assumptions used in determining inventory obsolescence and net realizable value,

  •
  estimates and assumptions used in determining the fair values of assets and liabilities assumed in business combinations,

  •
  growth rates, discount rates and other assumptions used to determine impairment of long-lived assets, and

  •
  assessment of the allowance for doubtful accounts.

        The actual results and outcomes may differ from the Company's estimates and assumptions.

Cash and equivalents

        Cash and equivalents include highly liquid investments with maturities of three months or less at the date of acquisition.

        Currency and other local regulatory limitations related to the transfer of funds exist in a number of countries where the Company operates. Funds, other than regular dividends, fees or loan repayments, cannot be readily transferred abroad from these countries and are therefore deposited and used for working capital needs locally. These funds are included in cash and equivalents as they are not considered restricted.

Marketable securities and short-term investments

        Management determines the appropriate classification of held-to-maturity and available-for-sale securities at the time of purchase. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost, adjusted for accretion of discounts or amortization of premiums to maturity computed under the effective interest method. Such accretion or amortization is included in "Interest and dividend income". Marketable debt securities not classified as held-to-maturity and equity securities that have readily determinable fair values are classified as available-for-sale and reported at fair value.

        Unrealized gains and losses on available-for-sale securities are excluded from the determination of earnings and are instead recognized in the "Accumulated other comprehensive loss" component of stockholders' equity, net of tax, until realized. Realized gains and losses on available-for-sale securities are computed based upon the historical cost of these securities, using the specific identification method.

        Marketable debt securities are generally classified as either "Cash and equivalents" or "Marketable securities and short-term investments" according to their maturity at the time of acquisition.

        Marketable equity securities are generally classified as "Marketable securities and short-term investments", however any marketable securities held as a long-term investment rather than as an investment of excess liquidity, are classified as "Other non-current assets".

        The Company performs a periodic review of its debt and equity securities to determine whether an other-than-temporary impairment has occurred. Generally, when an individual security has been in an unrealized loss position for an extended period of time, the Company evaluates whether an impairment has occurred. The evaluation is based on specific facts and circumstances at the time of assessment, which include general market conditions, and the duration and extent to which the fair value is below cost.

        If the fair value of a debt security is less than its amortized cost, then an other-than-temporary impairment for the difference is recognized if (i) the Company has the intent to sell the security, (ii) it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost base or (iii) a credit loss exists in so far as the Company does not expect to recover the entire recognized amortized cost of the security. Such impairment charges are generally recognized in "Interest and other finance expense". If the impairment is due to factors other than credit losses, and the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security before recovery of the security's amortized cost, such impairment charges are recorded in "Accumulated other comprehensive loss".

        In addition, for equity securities, the Company assesses whether the cost value will recover within the near-term and whether the Company has the intent and ability to hold that equity security until such recovery occurs. If an other-than-temporary impairment is identified, the security is written down to its fair value and the related losses are recognized in "Interest and other finance expense", unless the impairment relates to equity securities classified as "Other non-current assets", in which case the impairment is reported in "Other income (expense), net".

Accounts receivable and allowance for doubtful accounts

        Accounts receivable are recorded at the invoiced amount. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer specific data. If an amount has not been settled within its contractual payment term then it is considered past due. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Information on the management of credit risk and the methodology used to assess the creditworthiness of customers is presented in Note 7.

        Account balances are charged off against the allowance when the Company believes that the amount will not be recovered.

        The Company, in its normal course of business, transfers receivables without recourse to third parties. The transfer is accounted for as a sale when the Company has surrendered control over the receivables. Control is deemed to have been surrendered when (i) the transferred receivables have been put presumptively beyond the reach of the Company and its creditors, even in bankruptcy or other receivership, (ii) the third-party transferees have the right to pledge or exchange the transferred receivables, and (iii) the Company has relinquished effective control over the transferred receivables and does not retain the ability or obligation to repurchase or redeem the transferred receivables. At the time of sale, the sold receivables are removed from the Consolidated Balance Sheets and the related cash inflows are classified as operating activities in the Consolidated Statements of Cash Flows. Costs associated with the sale of receivables, including the related gains and losses from the sales, are included in "Interest and other finance expense". Transfers of receivables that do not meet the requirements for treatment as sales are accounted for as secured borrowings and the related cash flows are classified as financing activities in the Consolidated Statements of Cash Flows.

Concentrations of credit risk

        The Company sells a broad range of products, systems and services to a wide range of industrial, commercial and utility customers as well as various government agencies and quasi-governmental agencies throughout the world. Concentrations of credit risk with respect to accounts receivable are limited, as the Company's customer base is comprised of a large number of individual customers. Ongoing credit evaluations of customers' financial positions are performed to determine whether the use of credit support instruments such as guarantees, letters of credit or credit insurance are necessary; collateral is not generally required. The Company maintains reserves for potential credit losses as discussed above in "Accounts receivable and allowance for doubtful accounts". Such losses, in the aggregate, are in line with the Company's expectations.

        It is the Company's policy to invest cash in deposits with banks throughout the world with certain minimum credit ratings and in high quality, low risk, liquid investments. The Company actively manages its credit risk by routinely reviewing the creditworthiness of the banks and the investments held, as well as maintaining such investments in time deposits or other liquid investments. The Company has not incurred significant credit losses related to such investments.

        The Company's exposure to credit risk on derivative financial instruments is the risk that the counterparty will fail to meet its obligations. To reduce this risk, the Company has credit policies that require the establishment and periodic review of credit limits for individual counterparties. In addition, the Company has entered into close-out netting agreements with most derivative counterparties. Close-out netting agreements provide for the termination, valuation and net settlement of some or all outstanding transactions between two counterparties on the occurrence of one or more pre-defined trigger events. In the Consolidated Financial Statements derivative transactions are presented on a gross basis.

Revenue recognition

        The Company generally recognizes revenues for the sale of goods when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable and collectability is reasonably assured. With regards to the sale of products, delivery is not considered to have occurred, and therefore no revenues are recognized, until the customer has taken title to the products and assumed the risks and rewards of ownership of the products specified in the purchase order or sales agreement. Generally, the transfer of title and risks and rewards of ownership are governed by the contractually-defined shipping terms. The Company uses various International Commercial shipping terms (as promulgated by the International Chamber of Commerce) in its sales of products to third-party customers, such as Ex Works (EXW), Free Carrier (FCA) and Delivered Duty Paid (DDP). Subsequent to delivery of the products, the Company generally has no further contractual performance obligations that would preclude revenue recognition.

        Revenues under long-term construction-type contracts are generally recognized using the percentage-of-completion method of accounting. The Company principally uses the cost-to-cost method to measure progress towards completion on contracts. Under this method, progress of contracts is measured by actual costs incurred in relation to the Company's best estimate of total estimated costs, which are reviewed and updated routinely for contracts in progress. The cumulative effect of any change in estimate is recorded in the period when the change in estimate is determined.

        Short-term construction-type contracts, or long-term construction-type contracts for which reasonably dependable estimates cannot be made or for which inherent hazards make estimates difficult, are accounted for under the completed-contract method. Revenues under the completed-contract method are recognized upon substantial completion—that is: acceptance by the customer, compliance with performance specifications demonstrated in a factory acceptance test or similar event.

        For non construction-type contracts that contain customer acceptance provisions, revenue is deferred until customer acceptance occurs or the Company has demonstrated the customer-specified objective criteria have been met or the contractual acceptance period has lapsed.

        Revenues from service transactions are recognized as services are performed. For long-term service contracts, revenues are recognized on a straight-line basis over the term of the contract or, if the performance pattern is other than straight-line, as the services are provided. Service revenues reflect revenues earned from the Company's activities in providing services to customers primarily subsequent to the sale and delivery of a product or complete system. Such revenues consist of maintenance-type contracts, field service activities that include personnel and accompanying spare parts, and installation and commissioning of products as a stand-alone service or as part of a service contract.

        Revenues for software license fees are recognized when persuasive evidence of a non-cancelable license agreement exists, delivery has occurred, the license fee is fixed or determinable, and collection is probable. In software arrangements that include rights to multiple software products and/or services, the total arrangement fee is allocated using the residual method. Under this method revenue is allocated to the undelivered elements based on vendor-specific objective evidence (VSOE) of the fair value of such undelivered elements and the residual amounts of revenue are allocated to the delivered elements. Elements included in multiple element arrangements may consist of software products, maintenance (which includes customer support services and unspecified upgrades), hosting, and consulting services. VSOE is based on the price generally charged when an element is sold separately or, in the case of an element not yet sold separately, the price established by management, if it is probable that the price, once established, will not change once the element is sold separately. If VSOE does not exist for an undelivered element, the total arrangement fee will be recognized as revenue over the life of the contract or upon delivery of the undelivered element.

        The Company offers multiple element arrangements to meet its customers' needs. These arrangements may involve the delivery of multiple products and/or performance of services (such as installation and training) and the delivery and/or performance may occur at different points in time or over different periods of time. Deliverables of such multiple element arrangements are evaluated to determine the unit of accounting and if certain criteria are met, the Company allocates revenues to each unit of accounting based on its relative selling price. A hierarchy of selling prices is used to determine the selling price of each specific deliverable that includes VSOE (if available), third-party evidence (if VSOE is not available), or estimated selling price if neither of the first two is available. The estimated selling price reflects the Company's best estimate of what the selling prices of elements would be if the elements were sold on a stand-alone basis. Revenue is allocated between the elements of an arrangement consideration at the inception of the arrangement. Such arrangements generally include industry-specific performance and termination provisions, such as in the event of substantial delays or non-delivery.

        Revenues are reported net of customer rebates and similar incentives. Taxes assessed by a governmental authority that are directly imposed on revenue-producing transactions between the Company and its customers, such as sales, use, value-added and some excise taxes, are excluded from revenues.

Contract loss provisions	Losses on contracts are recognized in the period when they are identified and are based upon the anticipated excess of contract costs over the related contract revenues.
Shipping and handling costs	Shipping and handling costs are recorded as a component of cost of sales.
Inventories
        Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out method, the weighted-average cost method, or in certain circumstances (for example, where the completed-contract method of revenue recognition is used) the specific identification method. Inventoried costs are stated at acquisition cost or actual production cost, including direct material and labor and applicable manufacturing overheads. Adjustments to reduce the cost of inventory to its net market value are made, if required, for decreases in sales prices, obsolescence or similar reductions in the estimated net realizable value.

Impairment of long-lived assets
        Long-lived assets that are held and used are assessed for impairment when events or circumstances indicate that the carrying amount of the asset may not be recoverable. If the asset's net carrying value exceeds the asset's net undiscounted cash flows expected to be generated over its remaining useful life including net proceeds expected from disposition of the asset, if any, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value is determined using a market, income and/or cost approach.

Property, plant and equipment

        Property, plant and equipment is stated at cost, less accumulated depreciation and is depreciated using the straight-line method. The estimated useful lives of the assets are generally as follows:

  •
  factories and office buildings: 30 to 40 years,

  •
  other facilities: 15 years,

  •
  machinery and equipment: 3 to 15 years,

  •
  furniture and office equipment: 3 to 8 years,

  •
  leasehold improvements are depreciated over their estimated useful life or, for operating leases, over the lease term, if shorter.

Goodwill and other intangible assets

        Goodwill is reviewed for impairment annually as of October 1, or more frequently if events or circumstances indicate that the carrying value may not be recoverable.

        Goodwill is evaluated for impairment at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment. For the annual impairment review in 2012, the reporting units were the same as the operating segments for Power Products, Power Systems, Discrete Automation and Motion and Low Voltage Products, while for the Process Automation operating segment, the reporting units were determined to be one level below the operating segment.

        When evaluating goodwill for impairment, the Company first performs an assessment of its reporting units to determine, based on an evaluation of qualitative factors, if it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is determined to be more likely than not that the reporting unit's fair value is less than its carrying value, the two-step quantitative impairment test is performed.

        The two-step quantitative impairment test calculates the fair value of each reporting unit (based on the income approach whereby the fair value of each reporting unit is calculated based on the present value of future cash flows) and compares it to the reporting unit's carrying value. If the carrying value of the net assets of a reporting unit exceeds the fair value of the reporting unit then the Company performs the second step of the impairment test to determine the implied fair value of the reporting unit's goodwill. If the carrying value of the reporting unit's goodwill exceeds its implied fair value, the Company records an impairment charge equal to the difference.

        The cost of acquired intangible assets with a finite life is amortized using a method of amortization that reflects the pattern of intangible assets' expected contributions to future cash flows. If that pattern cannot be reliably determined, the straight-line method is used. The amortization periods range from 3 to 5 years for software and from 5 to 20 years for customer-, technology- and marketing-related intangibles. Intangible assets with a finite life are tested for impairment upon the occurrence of certain triggering events.

Capitalized software costs

Software for internal use

        Costs incurred in the application development stage until the software is substantially complete are capitalized and are amortized on a straight-line basis over the estimated useful life of the software, typically ranging from 3 to 5 years.

Software to be sold

        Costs incurred after the software has demonstrated its technological feasibility until the product is available for general release to the customers are capitalized and amortized on a straight-line basis over the estimated life of the product. The Company periodically performs an evaluation to determine that the unamortized cost of software to be sold does not exceed the net realizable value. If the unamortized cost of software to be sold exceeds its net realizable value, the Company records an impairment charge equal to the difference.

Derivative financial instruments and hedging activities

        The Company uses derivative financial instruments to manage currency, commodity, interest rate and equity exposures, arising from its global operating, financing and investing activities (see Note 5).

        The Company recognizes all derivatives, other than certain derivatives indexed to the Company's own stock, at fair value in the Consolidated Balance Sheets. Derivatives that are not designated as hedging instruments are reported at fair value with derivative gains and losses reported through earnings and classified consistent with the nature of the underlying transaction. If the derivatives are designated as a hedge, depending on the nature of the hedge, changes in the fair value of the derivatives will either be offset against the change in fair value of the hedged item attributable to the risk being hedged through earnings (in the case of a fair value hedge) or recognized in "Accumulated other comprehensive loss" until the hedged item is recognized in earnings (in the case of a cash flow hedge). The ineffective portion of a derivative's change in fair value is immediately recognized in earnings consistent with the classification of the hedged item.

        Gains or losses from derivatives designated as hedging instruments in a fair value hedge are reported through earnings and classified consistent with the nature of the underlying hedged transaction. Where derivative financial instruments have been designated as cash flow hedges of forecasted transactions and such forecasted transactions are no longer probable of occurring, hedge accounting is discontinued and any derivative gain or loss previously included in "Accumulated other comprehensive loss" is reclassified into earnings consistent with the nature of the original forecasted transaction.

        Certain commercial contracts may grant rights to the Company or the counterparties, or contain other provisions that are considered to be derivatives. Such embedded derivatives are assessed at inception of the contract and depending on their characteristics, accounted for as separate derivative instruments and shown at their fair value in the balance sheet with changes in their fair value reported in earnings consistent with the nature of the commercial contract to which they relate.

        Derivatives are classified in the Consolidated Statements of Cash Flows in the same section as the underlying item. Cash flows from the settlement of undesignated derivatives used to manage the risks of different underlying items on a net basis, are classified within "Net cash provided by operating activities", as the underlying items are primarily operational in nature.

Leases
        The Company leases primarily real estate and office equipment. Rental expense for operating leases is recorded on a straight-line basis over the life of the lease term. Lease transactions where substantially all risks and rewards incident to ownership are transferred from the lessor to the lessee are accounted for as capital leases. All other leases are accounted for as operating leases. Amounts due under capital leases are recorded as a liability. The interest in assets acquired under capital leases is recorded as property, plant and equipment. Depreciation and amortization of assets recorded under capital leases is included in depreciation and amortization expense.

Sale-leasebacks
        The Company occasionally enters into transactions accounted for as sale-leasebacks, in which fixed assets, generally real estate and/or equipment, are sold to a third party and then leased for use by the Company. Under certain circumstances, the necessary criteria to recognize a sale of these assets may not occur and then the transaction is reflected as a financing transaction, with the proceeds received from the transaction reflected as a borrowing or deposit liability. When the necessary criteria have been met to recognize a sale, gains or losses on the sale of the assets are generally deferred and amortized over the term of the transaction, except in certain limited instances when a portion of the gain or loss may be recognized upon inception. The lease of the asset is accounted for as either an operating lease or a capital lease, depending upon its specific terms.

Translation of foreign currencies and foreign exchange transactions

        The functional currency for most of the Company's subsidiaries is the applicable local currency. The translation from the applicable functional currencies into the Company's reporting currency is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for income statement accounts using average exchange rates prevailing during the year. The resulting translation adjustments are excluded from the determination of earnings and are recognized in "Accumulated other comprehensive loss" until the subsidiary is sold, substantially liquidated or evaluated for impairment in anticipation of disposal.

        Foreign currency exchange gains and losses, such as those resulting from foreign currency denominated receivables or payables, are included in the determination of earnings, except as they relate to intercompany loans that are equity-like in nature with no reasonable expectation of repayment, which are recognized in "Accumulated other comprehensive loss". Exchange gains and losses recognized in earnings are included in "Total revenues", "Total cost of sales", "Selling, general and administrative expenses" or "Interest and other finance expense" consistent with the nature of the underlying item.

Income taxes

        The Company uses the asset and liability method to account for deferred taxes. Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial reporting and the tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. The Company records a deferred tax asset when it determines that it is more likely than not that the deduction will be sustained based upon the deduction's technical merit. A valuation allowance is recorded to reduce deferred tax assets to the amount that is more likely than not to be realized.

        Deferred taxes are provided on unredeemed retained earnings of the Company's subsidiaries. However, deferred taxes are not provided on such unredeemed retained earnings to the extent it is expected that the earnings are permanently reinvested. Such earnings may become taxable upon the sale or liquidation of these subsidiaries or upon the remittance of dividends.

        The Company operates in numerous tax jurisdictions and, as a result, is regularly subject to audit by tax authorities. The Company provides for tax contingencies whenever it is deemed more likely than not that a tax asset has been impaired or a tax liability has been incurred for events such as tax claims or changes in tax laws. Contingency provisions are recorded based on the technical merits of the Company's filing position, considering the applicable tax laws and Organisation for Economic Co-operation and Development (OECD) guidelines and are based on its evaluations of the facts and circumstances as of the end of each reporting period. Changes in the facts and circumstances could result in a material change to the tax accruals.

        The Company applies a two-step approach to recognize and measure uncertainty in income taxes. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50 percent likely of being realized upon ultimate settlement.

        Expense related to tax penalties is classified in the Consolidated Income Statements as "Provision for taxes", while interest thereon is classified as "Interest and other finance expense".

Research and development	Research and development costs not related to specific customer orders are generally expensed as incurred.
Earnings per share
        Basic earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year. Diluted earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year, assuming that all potentially dilutive securities were exercised, if dilutive. Potentially dilutive securities comprise: outstanding written call options, outstanding options and shares granted subject to certain conditions under the Company's share-based payment arrangements. See further discussion related to earnings per share in Note 20 and of potentially dilutive securities in Note 18.

Share-based payment arrangements
        The Company has various share-based payment arrangements for its employees, which are described more fully in Note 18. Such arrangements are accounted for under the fair value method. For awards that are equity-settled, total compensation is measured at grant date, based on the fair value of the award at that date, and recorded in earnings over the period the employees are required to render service. For awards that are cash-settled, compensation is initially measured at grant date and subsequently remeasured at each reporting period, based on the fair value and vesting percentage of the award at each of those dates, with changes in the liability recorded in earnings.

Fair value measures

        The Company uses fair value measurement principles to record certain financial assets and liabilities on a recurring basis and, when necessary, to record certain non-financial assets at fair value on a non-recurring basis, as well as to determine fair value disclosures for certain financial instruments carried at amortized cost in the financial statements. Financial assets and liabilities recorded at fair value on a recurring basis include foreign currency, commodity and interest rate derivatives, as well as cash-settled call options and available-for-sale securities. Non-financial assets recorded at fair value on a non-recurring basis include long-lived assets that are reduced to their estimated fair value due to impairments.

        Fair value is the price that would be received when selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation techniques including the market approach (using observable market data for identical or similar assets and liabilities), the income approach (discounted cash flow models) and the cost approach (using costs a market participant would incur to develop a comparable asset). Inputs used to determine the fair value of assets and liabilities are defined by a three-level hierarchy, depending on the reliability of those inputs. The Company has categorized its financial assets and liabilities and non-financial assets measured at fair value within this hierarchy based on whether the inputs to the valuation technique are observable or unobservable. An observable input is based on market data obtained from independent sources, while an unobservable input reflects the Company's assumptions about market data.

        The levels of the fair value hierarchy are as follows:

Level 1:	Valuation inputs consist of quoted prices in an active market for identical assets or liabilities (observable quoted prices). Assets and liabilities valued using Level 1 inputs include exchange-traded equity securities, listed derivatives which are actively traded such as commodity futures, interest rate futures and certain actively traded debt securities.
Level 2:
Valuation inputs consist of observable inputs (other than Level 1 inputs) such as actively quoted prices for similar assets, quoted prices in inactive markets and inputs other than quoted prices such as interest rate yield curves, credit spreads, or inputs derived from other observable data by interpolation, correlation, regression or other means. The adjustments applied to quoted prices or the inputs used in valuation models may be both observable and unobservable. In these cases, the fair value measurement is classified as Level 2 unless the unobservable portion of the adjustment or the unobservable input to the valuation model is significant, in which case the fair value measurement would be classified as Level 3. Assets and liabilities valued using Level 2 inputs include investments in certain funds, certain debt securities that are not actively traded, interest rate swaps, commodity swaps, cash-settled call options, as well as foreign exchange forward contracts and foreign exchange swaps as well as financing receivables and debt.
Level 3:	Valuation inputs are based on the Company's assumptions of relevant market data (unobservable input). The impairments of certain equity-method investments were calculated using Level 3 inputs.

        Whenever quoted prices involve bid-ask spreads, the Company ordinarily determines fair values based on mid-market quotes. However, for the purposes of determining the fair value of cash-settled call options serving as hedges of the Company's management incentive plan (MIP), bid prices are used.

        When determining fair values based on quoted prices in an active market, the Company considers if the level of transaction activity for the financial instrument has significantly decreased, or would not be considered orderly. In such cases, the resulting changes in valuation techniques would be disclosed. If the market is considered disorderly or if quoted prices are not available, the Company is required to use another valuation technique, such as an income approach.

        Disclosures about the Company's fair value measurements of assets and liabilities are included in Note 6.

Contingencies and asset retirement obligations

        The Company is subject to proceedings, litigation or threatened litigation and other claims and inquiries, related to environmental, labor, product, regulatory, tax (other than income tax) and other matters, and is required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses. A determination of the provision required, if any, for these contingencies is made after analysis of each individual issue, often with assistance from both internal and external legal counsel and technical experts. The required amount of a provision for a contingency of any type may change in the future due to new developments in the particular matter, including changes in the approach to its resolution.

        The Company records a provision for its contingent obligations when it is probable that a loss will be incurred and the amount can be reasonably estimated. Any such provision is generally recognized on an undiscounted basis using the Company's best estimate of the amount of loss incurred or at the lower end of an estimated range when a single best estimate is not determinable. In some cases, the Company may be able to recover a portion of the costs relating to these obligations from insurers or other third parties; however, the Company records such amounts only when it is probable that they will be collected.

        The Company provides for anticipated costs for warranties when it recognizes revenues on the related products or contracts. Warranty costs include calculated costs arising from imperfections in design, material and workmanship in the Company's products. The Company makes individual assessments on contracts with risks resulting from order-specific conditions or guarantees and assessments on an overall, statistical basis for similar products sold in larger quantities.

        The Company may have a legal obligation to perform environmental clean-up activities as a result of the normal operation of its business or have other asset retirement obligations. In some cases, the timing or the method of settlement, or both, are conditional upon a future event that may or may not be within the control of the Company, but the underlying obligation itself is unconditional and certain. The Company recognizes a provision for these and other asset retirement obligations when a liability for the retirement or clean-up activity has been incurred and a reasonable estimate of its fair value can be made. Asset retirement provisions are initially recognized at fair value, and subsequently adjusted for accrued interest and changes in estimates. Provisions for environmental obligations are not discounted to their present value when the timing of payments cannot be reasonably estimated.

Pensions and other postretirement benefits

        The Company has a number of defined benefit pension and other postretirement plans. The Company recognizes an asset for such a plan's overfunded status or a liability for such a plan's underfunded status in its Consolidated Balance Sheets. Additionally, the Company measures such a plan's assets and obligations that determine its funded status as of the end of the year and recognizes the changes in the funded status in the year in which the changes occur. Those changes are reported in "Accumulated other comprehensive loss" and as a separate component of stockholders' equity.

        The Company uses actuarial valuations to determine its pension and postretirement benefit costs and credits. The amounts calculated depend on a variety of key assumptions, including discount rates and expected return on plan assets. Current market conditions are considered in selecting these assumptions.

        The Company's various pension plan assets are assigned to their respective levels in the fair value hierarchy in accordance with the valuation principles described in the "Fair value measures" section above.

        See Note 17 for further discussion of the Company's employee benefit plans.

Business combinations

        Assets acquired and liabilities assumed in business combinations are accounted for using the acquisition method and recorded at their respective fair values. Contingent consideration is recorded at fair value as an element of purchase price with subsequent adjustments recognized in income.

        Identifiable intangibles consist of intellectual property such as trademarks and trade names, customer relationships, patented and unpatented technology, in-process research and development, order backlog and capitalized software; these are amortized over their estimated useful lives. Such intangibles are subsequently subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not be recoverable. See the "Goodwill and other intangible assets" section above. Acquisition-related costs are recognized separately from the acquisition and expensed as incurred. Restructuring costs are generally expensed in periods subsequent to the acquisition date. Upon gaining control of an entity in which an equity method or cost basis investment was held by the Company, the carrying value of that investment is adjusted to fair value with the related gain or loss recorded in income.

        Deferred tax assets and liabilities based on temporary differences between the financial reporting and the tax base of assets and liabilities as well as uncertain tax positions and valuation allowances on acquired deferred tax assets assumed in connection with a business combination are initially estimated as of the acquisition date based on facts and circumstances that existed at the acquisition date. These estimates are subject to change within the measurement period (a period of up to 12 months after the acquisition date during which the acquirer may adjust the provisional acquisition amounts) with any adjustments to the preliminary estimates being recorded to goodwill. Changes in deferred taxes, uncertain tax positions and valuation allowances on acquired deferred tax assets that occur after the measurement period are recognized in income.

New accounting pronouncements

Amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs

        As of January 2012, the Company adopted an accounting standard update which provides guidance that results in common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. These amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the amendments in this update are not intended to result in a change in the application of the requirements of U.S. GAAP. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption of this update did not have a significant impact on the Consolidated Financial Statements.

Presentation of comprehensive income

        As of January 2012, the Company adopted two accounting standard updates regarding the presentation of comprehensive income. Under the updates, the Company is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income and a total amount for comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. These updates are effective retrospectively and resulted in the Company presenting two separate but consecutive statements. See Note 21 for the income tax expense or benefit related to each component of other comprehensive income.

Testing goodwill for impairment

        As of January 2012, the Company adopted an accounting standard update regarding the testing of goodwill for impairment under which the Company has elected the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Consequently, the Company is not required to calculate the fair value of a reporting unit unless it determines, based on the qualitative assessment, that it is more likely than not that the reporting unit's fair value is less than its carrying amount. The adoption of this update did not have a significant impact on the Consolidated Financial Statements.

Applicable for future periods

Disclosures about offsetting assets and liabilities

        In December 2011, an accounting standard update was issued regarding disclosures about amounts of certain financial and derivative instruments recognized in the statement of financial position that are either (i) offset or (ii) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset. The scope of the update, as clarified by an update in January 2013, covers derivatives (including bifurcated embedded derivatives), repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending arrangements. This update is effective for the Company for annual and interim periods beginning January 1, 2013, and is applicable retrospectively. The Company does not expect that this update will have a significant impact on its Consolidated Financial Statements.

Reporting of amounts reclassified out of accumulated other comprehensive income

        In February 2013, an accounting standard update was issued regarding the presentation of amounts reclassified out of accumulated other comprehensive income. Under the update, the Company is required to present, either in a single note or parenthetically on the face of the financial statements, significant amounts reclassified out of accumulated other comprehensive income by the respective income statement line item (if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the reporting period). If a component is not required to be reclassified to net income in its entirety, the Company would instead cross-reference to other U.S. GAAP required disclosures that provide additional information about the amounts. This update is effective for the Company for annual and interim periods beginning January 1, 2013, and is applicable prospectively. The Company does not expect that this update will have a significant impact on its Consolidated Financial Statements.

Parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity

        In March 2013, an accounting standard update was issued regarding the release of cumulative translation adjustments of a parent when it ceases to have a controlling financial interest in a subsidiary or group of assets that is a business within a foreign entity (for the Company, a foreign entity is an entity having a functional currency other than U.S. dollars). Under the update, the Company would recognize cumulative translation adjustments in net income when it ceases to have a controlling financial interest in a subsidiary or group of assets within a consolidated foreign entity and if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For foreign equity-accounted companies, a pro rata portion of the cumulative translation adjustment would be recognized in net income upon a partial sale of the equity-accounted company. This update is effective for the Company for annual and interim periods beginning January 1, 2014, and is applicable prospectively. The impact of this update on the Consolidated Financial Statements is dependent on future transactions resulting in derecognition of foreign assets, subsidiaries or foreign equity-accounted companies completed on or after adoption.

Acquisitions and increases in controlling interests (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions
Acquisitions

($ in millions, except number of acquired businesses)	2012	2011	2010
Acquisitions (net of cash acquired)(1)	3,643	3,805	1,275
Aggregate excess of purchase price over fair value of net assets acquired(2)	2,895	3,261	1,091
Number of acquired businesses	9	10	9
(1)
Excluding changes in cost and equity investments but including $5 million in 2012 and $19 million in 2011, representing the fair value of replacement vested stock options issued to Thomas & Betts and Baldor employees, respectively, at the corresponding acquisition dates.

(2)
Recorded as goodwill (see Note 11).

Allocation of the purchase consideration for business acquisition

The aggregate preliminary allocation of the purchase consideration for business acquisitions in 2012 is as follows:

	Allocated amounts			Weighted- average useful life
($ in millions)	Thomas & Betts	Other	Total	Thomas & Betts
Customer relationships	1,169	18	1,187	18 years
Technology	179	43	222	5 years
Trade names	155	6	161	10 years
Order backlog	12	1	13	7.5 months

Intangible assets	1,515	68	1,583	15 years
Fixed assets	458	25	483
Debt acquired	(619)	—	(619)
Deferred tax liabilities	(1,080)	(24)	(1,104)
Inventories	300	38	338
Other assets and liabilities, net(1)	84	(17)	67
Goodwill(2)	2,723	172	2,895

Total consideration (net of cash acquired)(3)	3,381	262	3,643

(1)
Gross receivables from the Thomas & Betts acquisition totaled $387 million; the fair value of which was $344 million after rebates and allowance for estimated uncollectable receivables.

(2)
The Company does not expect the majority of goodwill recognized to be deductible for income tax purposes.

(3)
Cash acquired in the Thomas & Betts acquisition totaled $521 million. Additional consideration for the Thomas & Betts acquisition included $94 million related to the cash settlement of stock options held by Thomas & Betts employees at the acquisition date and $5 million representing the fair value of replacement vested stock options issued to Thomas & Betts employees at the acquisition date. The fair value of these stock options was estimated using a Black-Scholes model.

Baldor Electric
Acquisitions
Allocation of the purchase consideration for business acquisition

The final allocation of the purchase consideration for the Baldor acquisition in 2011 is as follows:

($ in millions)	Allocated amounts	Weighted-average useful life
Customer relationships	996	19 years
Technology	259	7 years
Trade name	121	10 years
Order backlog	15	2 months
Other intangible assets	15	5 years

Intangible assets	1,406	16 years
Fixed assets	382
Debt acquired	(1,241)
Deferred tax liabilities	(693)
Inventories	422
Other assets and liabilities, net(1)	51
Goodwill(2)	2,728

Total consideration (net of cash acquired)(3)	3,055

(1)
Gross receivables from the acquisition totaled $266 million; the fair value of which was $263 million after allowance for estimated uncollectable receivables.

(2)
The goodwill recognized is not deductible for income tax purposes.

(3)
Cash acquired in the acquisition totaled $48 million. Additional consideration included $70 million related to the cash settlement of stock options held by Baldor employees at the acquisition date and $19 million representing the fair value of replacement vested stock options issued to Baldor employees at the acquisition date. The fair value of these stock options was estimated using a Black-Scholes model.

Unaudited pro forma financial information

($ in millions)	2011	2010
Total revenues	38,100	33,310
Income from continuing operations, net of tax	3,391	2,726

Adjustments included in pro forma results of related acquisition

	Adjustments
($ in millions)	2011	2010
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)	(7)	(91)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition	15	(15)
Impact on cost of sales from fair valuing acquired inventory	57	(57)
Interest expense on Baldor's debt	11	106
Baldor stock-option plans	66	—
Impact on selling, general and administrative expenses from acquisition-related costs	64	(24)
Other	—	(23)
Income taxes	(65)	26

Total pro forma adjustments	141	(78)

Thomas & Betts
Acquisitions
Unaudited pro forma financial information

($ in millions)	2012	2011
Total revenues	40,251	40,288
Income from continuing operations, net of tax	2,923	3,381

Adjustments included in pro forma results of related acquisition

	Adjustments
($ in millions)	2012	2011
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)	(26)	(69)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition	12	(12)
Impact on cost of sales from fair valuing acquired inventory	31	(31)
Impact on cost of sales from additional depreciation of fixed assets	(12)	(33)
Interest expense on Thomas & Betts debt	5	21
Impact on selling, general and administrative expenses from Thomas & Betts stock-option plans	16	—
Impact on selling, general and administrative expenses from acquisition-related costs	56	(20)
Impact on interest and other finance expense from bridging facility costs	13	—
Other	(5)	(15)
Income taxes	(7)	44

Total pro forma adjustments	83	(115)

Other
Acquisitions
Allocation of the purchase consideration for business acquisition

The aggregate allocation of the purchase consideration for other business acquisitions in 2011, excluding Baldor, was as follows:

($ in millions)	Allocated amounts(1)
Customer relationships	220
Technology	156
Trade names	32
Order backlog	36
Other intangible assets	3

Intangible assets	447
Fixed assets	40
Debt acquired	(202)
Deferred tax liabilities	(99)
Inventories	35
Other assets and liabilities, net	(4)
Goodwill	533

Total consideration (net of cash acquired)	750

(1)
The allocated amounts primarily relate to the acquisitions of Mincom, PGC Powergen Consulting SA (Trasfor) and AB Lorentzen & Wettre.

Business acquisitions in 2010
Acquisitions
Allocation of the purchase consideration for business acquisition

The aggregate purchase price of business acquisitions in 2010, settled in cash, has been allocated as follows:

($ in millions)	Allocated amounts	Weighted-average useful life
Intangible assets(1)	356	8 years
Deferred tax liabilities	(147)
Other assets and liabilities, net(2)	(25)
Goodwill(3)	1,091

Total(4)	1,275

(1)
Includes mainly capitalized software for sale and customer relationships.

(2)
Including debt assumed upon acquisition.

(3)
Goodwill recognized is not deductible for income tax purposes.

(4)
Primarily relates to the acquisition of Ventyx.

Cash and equivalents and marketable securities (Tables)	12 Months Ended
Dec. 31, 2012
Cash and equivalents and marketable securities
Cash, cash equivalents, and short-term investments

	December 31, 2012
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	2,784			2,784	2,784	—
Time deposits	3,993			3,993	3,963	30
Other short-term investments	15			15	—	15
Debt securities available-for-sale:
—U.S. government obligations	152	8	(1)	159	—	159
—Other government obligations	3	—	—	3	—	3
—Corporate	236	9	—	245	128	117
Equity securities available-for-sale	1,271	12	(1)	1,282	—	1,282

Total	8,454	29	(2)	8,481	6,875	1,606

	December 31, 2011
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	1,655			1,655	1,655	—
Time deposits	2,986			2,986	2,984	2
Debt securities available-for-sale:
—U.S. government obligations	753	8	—	761	—	761
—Other government obligations	3	—	—	3	—	3
—Corporate	298	8	(1)	305	180	125
Equity securities available-for-sale	50	10	(3)	57	—	57

Total	5,745	26	(4)	5,767	4,819	948

Contractual maturities of debt securities classified as available-for-sale and held-to-maturity

	December 31, 2012
	Available-for-sale		Held-to-maturity
($ in millions)	Cost basis	Fair value	Cost basis	Fair value
Less than one year	128	128	—	—
One to five years	200	210	41	48
Six to ten years	63	69	56	76

Total	391	407	97	124

Financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial instruments
Notional amount of outstanding derivatives

	Total notional amounts at December 31,
Type of derivative ($ in millions)	2012	2011	2010
Foreign exchange contracts	19,724	16,503	16,971
Embedded foreign exchange derivatives	3,572	3,439	2,891
Interest rate contracts	3,983	5,535	2,357

		Total notional amounts at December 31,
Type of derivative	Unit	2012	2011	2010
Copper swaps	metric tonnes	45,222	38,414	20,977
Aluminum swaps	metric tonnes	5,495	5,068	3,050
Nickel swaps	metric tonnes	21	18	36
Lead swaps	metric tonnes	13,025	13,325	9,525
Zinc swaps	metric tonnes	225	125	—
Silver swaps	ounces	1,415,322	1,981,646	—
Electricity futures	megawatt hours	334,445	326,960	363,340
Crude oil swaps	barrels	135,471	113,397	121,979

Gain (loss) on cash flow hedges

2012
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)
		Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	74	Total revenues	69	Total revenues	—
		Total cost of sales	(12)	Total cost of sales	—
Commodity contracts	4	Total cost of sales	(4)	Total cost of sales	—
Cash-settled call options	(4)	SG&A expenses(2)	(11)	SG&A expenses(2)	—

Total	74		42		—

2011
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)
		Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	9	Total revenues	113	Total revenues	—
		Total cost of sales	(9)	Total cost of sales	—
Commodity contracts	(13)	Total cost of sales	2	Total cost of sales	—
Cash-settled call options	(17)	SG&A expenses(2)	(18)	SG&A expenses(2)	—

Total	(21)		88		—

2010
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)
		Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	115	Total revenues	36	Total revenues	2
		Total cost of sales	(4)	Total cost of sales	—
Commodity contracts	10	Total cost of sales	8	Total cost of sales	1
Cash-settled call options	(2)	SG&A expenses(2)	(11)	SG&A expenses(2)	—

Total	123		29		3

(1)
OCI represents "Accumulated other comprehensive loss".

(2)
SG&A expenses represent "Selling, general and administrative expenses".

Gain (loss) on fair value hedges

2012
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge
	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	6	Interest and other finance expense	(6)

2011
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge
	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	(24)	Interest and other finance expense	24

2010
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge
	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	(12)	Interest and other finance expense	12

Gain (loss) on derivatives not designated in hedge relationships

	Gains (losses) recognized in income
($ in millions) Type of derivative not designated as a hedge	Location	2012	2011	2010
Foreign exchange contracts	Total revenues	318	(93)	436
	Total cost of sales	(193)	(25)	(263)
	SG&A expenses(1)	(3)	—	—
	Interest and other finance expense	68	265	563
Embedded foreign exchange contracts	Total revenues	(148)	(31)	(279)
	Total cost of sales	28	11	17
Commodity contracts	Total cost of sales	10	(59)	38
	Interest and other finance expense	1	1	—
Interest rate contracts	Interest and other finance expense	(1)	—	—
Cash-settled call options	Interest and other finance expense	—	(1)	(1)

Total		80	68	511

(1)
SG&A expenses represent "Selling, general and administrative expenses".

Fair value of derivatives

	December 31, 2012
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Provisions and other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	34	20	14	6
Commodity contracts	1	—	1	—
Interest rate contracts	15	31	—	2
Cash-settled call options	9	16	—	—

Total	59	67	15	8

Derivatives not designated as hedging instruments:
Foreign exchange contracts	204	62	84	20
Commodity contracts	7	1	11	1
Interest rate contracts	—	—	—	—
Cash-settled call options	—	1	—	—
Embedded foreign exchange derivatives	26	13	86	40

Total	237	77	181	61

Total fair value	296	144	196	69

	December 31, 2011
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Provisions and other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	37	6	26	10
Commodity contracts	1	—	6	—
Interest rate contracts	—	40	—	—
Cash-settled call options	13	6	—	—

Total	51	52	32	10

Derivatives not designated as hedging instruments:
Foreign exchange contracts	142	38	289	28
Commodity contracts	9	1	33	3
Interest rate contracts	—	—	—	1
Cash-settled call options	1	1	—	—
Embedded foreign exchange derivatives	51	13	77	19

Total	203	53	399	51

Total fair value	254	105	431	61

Fair values (Tables)	12 Months Ended
Dec. 31, 2012
Fair values
Fair value of financial assets and liabilities measured at fair value on a recurring basis

	December 31, 2012
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents"
Debt securities—Corporate	—	128	—	128
Available-for-sale securities in "Marketable securities and short-term investments"
Equity securities	3	1,279	—	1,282
Debt securities—U.S. government obligations	159	—	—	159
Debt securities—Other government obligations	—	3	—	3
Debt securities—Corporate	—	117	—	117
Available-for-sale securities in "Other non-current assets"
Equity securities	2	—	—	2
Derivative assets—current in "Other current assets"	—	296	—	296
Derivative assets—non-current in "Other non-current assets"	—	144	—	144

Total	164	1,967	—	2,131

Liabilities
Derivative liabilities—current in "Provisions and other current liabilities"	4	192	—	196
Derivative liabilities—non-current in "Other non-current liabilities"	—	69	—	69

Total	4	261	—	265

	December 31, 2011
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents"
Debt securities—Corporate	—	180	—	180
Available-for-sale securities in "Marketable securities and short-term investments"
Equity securities	3	54	—	57
Debt securities—U.S. government obligations	761	—	—	761
Debt securities—Other government obligations	—	3	—	3
Debt securities—Corporate	—	125	—	125
Available-for-sale securities in "Other non-current assets"
Equity securities	5	—	—	5
Derivative assets—current in "Other current assets"	2	252	—	254
Derivative assets—non-current in "Other non-current assets"	—	105	—	105

Total	771	719	—	1,490

Liabilities
Derivative liabilities—current in "Provisions and other current liabilities"	4	427	—	431
Derivative liabilities—non-current in "Other non-current liabilities"	—	61	—	61

Total	4	488	—	492

Receivables, net (Tables)	12 Months Ended
Dec. 31, 2012
Receivables, net
Receivables, net

	December 31,
($ in millions)	2012	2011
Trade receivables	8,233	7,750
Other receivables	801	764
Allowance	(271)	(227)

	8,763	8,287
Unbilled receivables, net:
Costs and estimated profits in excess of billings	3,955	3,503
Advance payments consumed	(1,143)	(1,017)

	2,812	2,486

Total	11,575	10,773

Reconciliation of changes in allowance for doubtful accounts

($ in millions)	2012	2011	2010
Balance at January 1,	227	215	312
Additions	155	157	119
Deductions	(113)	(131)	(216)
Exchange rate differences	2	(14)	—

Balance at December 31,	271	227	215

Schedule of gross amounts and allowances for trade receivables with maturities over one year and other financing receivables

	December 31, 2012			December 31, 2011
($ in millions)	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total
Recorded gross amount:
—Individually evaluated for impairment	335	128	463	252	108	360
—Collectively evaluated for impairment	326	87	413	282	129	411

Total	661	215	876	534	237	771

Doubtful debt allowance:
—From individual impairment evaluation	(42)	(5)	(47)	(41)	(5)	(46)
—From collective impairment evaluation	(11)	—	(11)	(9)	—	(9)

Total	(53)	(5)	(58)	(50)	(5)	(55)

Recorded net amount	608	210	818	484	232	716

Schedule of changes in the doubtful debt allowance for trade receivables with original contractual maturity > 1 year

($ in millions)	2012	2011
Balance at January 1,	50	37
Reversal of allowance	(7)	(13)
Additions to allowance	16	36
Amounts written off	(1)	(3)
Exchange rate differences	(5)	(7)

Balance at December 31,	53	50

Schedule of credit assessment methodology to assess the creditworthiness of customers

Equivalent Standard & Poor's rating
Risk category:
A	AAA to AA-
B	A+ to BBB-
C	BB+ to BB-
D	B+ to CCC-
E	CC+ to D

Schedule of credit risk profile, on a gross basis, of trade receivables with an original contractual maturity of more than one year and other financing receivables

	December 31, 2012			December 31, 2011
($ in millions)	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total
Risk category:
A	279	156	435	251	196	447
B	238	27	265	134	18	152
C	90	30	120	122	20	142
D	48	1	49	22	1	23
E	6	1	7	5	2	7

Total gross amount	661	215	876	534	237	771

Schedule of receivables aging analysis on a gross basis, of trade receivables with maturities over one year and other financing receivables

	December 31, 2012
	Past due
($ in millions)	0 - 30 days	30 - 60 days	60 - 90 days	> 90 days and not accruing interest	> 90 days and accruing interest	Not due at December 31, 2012(1)	Total
Trade receivables (excluding those with a contractual maturity of one year or less)	83	3	4	38	14	519	661
Other receivables	3	3	2	10	1	196	215

Total gross amount	86	6	6	48	15	715	876

	December 31, 2011
	Past due
($ in millions)	0 - 30 days	30 - 60 days	60 - 90 days	> 90 days and not accruing interest	> 90 days and accruing interest	Not due at December 31, 2011(1)	Total
Trade receivables (excluding those with a contractual maturity of one year or less)	73	6	5	49	6	395	534
Other receivables	4	1	1	15	3	213	237

Total gross amount	77	7	6	64	9	608	771

(1)
Trade receivables (excluding those with a contractual maturity of one year or less) principally represent contractual retention amounts that will become due subsequent to the completion of the respective long-term contract.

Inventories, net (Tables)	12 Months Ended
Dec. 31, 2012
Inventories, net
Inventories, net

	December 31,
($ in millions)	2012	2011
Raw materials	2,427	2,345
Work in process	2,075	1,796
Finished goods	1,741	1,628
Advances to suppliers	246	253

	6,489	6,022
Advance payments consumed	(307)	(285)

Total	6,182	5,737

Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2012
Other non-current assets
Other non-current assets

	December 31,
($ in millions)	2012	2011
Pledged financial assets	288	286
Investments	57	143
Derivatives (including embedded derivatives) (see Note 5)	144	105
Restricted cash	80	103
Loans granted (see Note 6)	58	52
Other	149	115

Total	776	804

Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, plant and equipment, net.
Property, plant and equipment, net

	December 31,
($ in millions)	2012	2011
Land and buildings	4,316	3,648
Machinery and equipment	7,603	6,847
Construction in progress	627	548

	12,546	11,043
Accumulated depreciation	(6,599)	(6,121)

Total	5,947	4,922

Schedule of assets under capital leases included in property, plant and equipment, net

	December 31,
($ in millions)	2012	2011
Land and buildings	88	80
Machinery and equipment	95	75

	183	155
Accumulated depreciation	(103)	(83)

Total	80	72

Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and other intangible assets
Changes in Goodwill

($ in millions)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other	Total
Cost at January 1, 2011	614	1,411	547	399	1,090	42	4,103
Accumulated impairment charges	—	—	—	—	—	(18)	(18)

Balance at January 1, 2011	614	1,411	547	399	1,090	24	4,085
Goodwill acquired during the year(1)	109	321	2,765	16	50	—	3,261
Exchange rate differences	(11)	(24)	(19)	(8)	(10)	(2)	(74)
Other	—	(3)	—	—	—	—	(3)

Balance at December 31, 2011	712	1,705	3,293	407	1,130	22	7,269

Goodwill acquired during the year(1)	17	44	112	2,723	(1)	—	2,895
Exchange rate differences	5	13	15	17	11	1	62

Balance at December 31, 2012	734	1,762	3,420	3,147	1,140	23	10,226

(1)
Amounts include adjustments arising during the 12-month measurement period subsequent to the acquisition date.

Intangible assets other than goodwill

	December 31, 2012			December 31, 2011
($ in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Capitalized software for internal use	688	(533)	155	640	(483)	157
Capitalized software for sale	401	(346)	55	393	(295)	98
Intangibles other than software:
—Customer-related	2,733	(319)	2,414	1,499	(163)	1,336
—Technology-related	768	(240)	528	564	(123)	441
—Marketing-related	378	(59)	319	213	(32)	181
—Other	73	(43)	30	70	(30)	40

Total	5,041	(1,540)	3,501	3,379	(1,126)	2,253

Schedule of additions to intangible assets other than goodwill

($ in millions)	2012	2011
Capitalized software for internal use	71	74
Intangibles other than software:
—Customer-related	1,204	1,272
—Technology-related	222	415
—Marketing-related	161	153
—Other	—	3

Total	1,658	1,917

Schedule of additions to intangible assets other than goodwill related to business combinations

	2012		2011
($ in millions)	Amount acquired	Weighted-average useful life	Amount acquired	Weighted-average useful life
Capitalized software for internal use	—	—	15	5 years
Intangibles other than software:
—Customer-related(1)	1,200	18 years	1,267	18 years
—Technology-related	222	5 years	415	6 years
—Marketing-related	161	10 years	153	10 years
—Other	—	—	3	4 years

Total	1,583	15 years	1,853	14 years

(1)
includes order backlog related to business combinations.

Amortization expense of intangible assets other than goodwill

($ in millions)	2012	2011	2010
Capitalized software for internal use	79	87	75
Capitalized software for sale	38	48	32
Intangibles other than software	332	200	50

Total	449	335	157

Future amortization expense of intangible assets other than goodwill	At December 31, 2012, future amortization expense of intangible assets other than goodwill is estimated to be:

($ in millions)
2013	446
2014	399
2015	348
2016	323
2017	248
Thereafter	1,737

Total	3,501

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt
Schedule of short-term debt

	December 31,
($ in millions)	2012	2011
Short-term debt (weighted-average interest rate of 1.7% and 3.4%, respectively)	1,531	689
Current maturities of long-term debt (weighted-average nominal interest rate of 4.8% and 4.6%, respectively)	1,006	76

Total	2,537	765

Schedule of long-term debt

	December 31,
	2012			2011
($ in millions, except % data)	Balance	Nominal rate	Effective rate	Balance	Nominal rate	Effective rate
Floating rate	2,353	3.4%	1.6%	1,875	3.3%	1.6%
Fixed rate	6,187	3.1%	3.1%	1,432	3.7%	3.7%

	8,540			3,307
Current portion of long-term debt	(1,006)	4.8%	1.3%	(76)	4.6%	4.6%

Total	7,534			3,231

Schedule of maturities of long-term debt	At December 31, 2012, maturities of long-term debt were as follows:

($ in millions)
Due in 2013	1,006
Due in 2014	17
Due in 2015	35
Due in 2016	1,184
Due in 2017	917
Thereafter	5,381

Total	8,540

Schedule of outstanding bonds

	December 31,
	2012			2011
		Nominal outstanding	Carrying value(1)		Nominal outstanding	Carrying value(1)
		(in millions)			(in millions)
Bonds:
4.625% EUR Instruments, due 2013	EUR	700	$931	EUR	700	$910
2.5% USD Notes, due 2016	USD	600	$597	USD	600	$596
1.25% CHF Bonds, due 2016	CHF	500	$557	CHF	500	$535
1.625% USD Notes, due 2017	USD	500	$497			—
4.25% AUD Notes, due 2017	AUD	400	$413			—
1.50% CHF Bonds, due 2018	CHF	350	$383			—
2.625% EUR Instruments, due 2019	EUR	1,250	$1,648			—
4.0% USD Notes, due 2021	USD	650	$641	USD	650	$640
2.25% CHF Bonds, due 2021	CHF	350	$402	CHF	350	$378
5.625% USD Notes, due 2021	USD	250	$291			—
2.875% USD Notes, due 2022	USD	1,250	$1,224			—
4.375% USD Notes, due 2042	USD	750	$727			—

Total outstanding bonds			$8,311			$3,059

(1)
USD carrying value is net of bond discounts and includes adjustments for fair value hedge accounting, where appropriate.

Provisions and other current liabilities and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Provisions and other current liabilities and other non-current liabilities
Provisions and other current liabilities

	December 31,
($ in millions)	2012	2011
Contract-related provisions	684	588
Taxes payable	369	377
Restructuring and other related provisions	227	242
Provisions for contractual penalties and compliance and litigation matters	223	225
Provision for insurance related reserves	215	208
Current derivative liabilities (see Note 5)	196	431
Pension and other employee benefits (see Note 17)	164	76
Income tax related liabilities	41	153
Environmental provisions (see Note 15)	22	22
Other	226	297

Total	2,367	2,619

Other non-current liabilities

	December 31,
($ in millions)	2012	2011
Income tax related liabilities	732	647
Non-current deposit liabilities (see Note 9)	283	286
Environmental provisions (see Note 15)	69	70
Non-current derivative liabilities (see Note 5)	69	61
Deferred income	48	56
Other	365	376

Total	1,566	1,496

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases
Future net minimum lease payments for operating leases

At December 31, 2012, future net minimum lease payments for operating leases, having initial or remaining non-cancelable lease terms in excess of one year, consisted of the following:

($ in millions)
2013	527
2014	435
2015	364
2016	297
2017	221
Thereafter	295

2,139
Sublease income	(62)

Total	2,077

Future net minimum lease payments for capital leases and the present value of the net minimum lease payments

At December 31, 2012, the future net minimum lease payments for capital leases and the present value of the net minimum lease payments consisted of the following:

($ in millions)
2013	31
2014	28
2015	24
2016	15
2017	8
Thereafter	82

Total minimum lease payments	188
Less amount representing estimated executory costs included in total minimum lease payments	(2)

Net minimum lease payments	186
Less amount representing interest	(83)

Present value of minimum lease payments	103

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Effect of Nuclear Technology and other environmental obligations on the balance sheet

	December 31,
($ in millions)	2012	2011
Provision balance relating to:
Nuclear Technology business	9	24
Various businesses	82	68

	91	92

Environmental provisions included in:
Provisions and other current liabilities	22	22
Other non-current liabilities	69	70

	91	92

Best estimate of future payments for guarantee obligations

	December 31,
	2012	2011
($ in millions)	Maximum potential payments
Performance guarantees	149	148
Financial guarantees	83	85
Indemnification guarantees	190	194

Total	422	427

Provisions for warranties

($ in millions)	2012	2011
Balance at January 1,	1,324	1,393
Warranties assumed through acquisitions	4	10
Claims paid in cash or in kind	(219)	(177)
Net increase in provision for changes in estimates, warranties issued and warranties expired	149	124
Exchange rate differences	33	(26)

Balance at December 31,	1,291	1,324

Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Taxes
Schedule of income tax expense

($ in millions)	2012	2011	2010
Current taxes	967	1,278	867
Deferred taxes	63	(34)	151

Tax expense from continuing operations	1,030	1,244	1,018

Tax benefit from discontinued operations	—	(1)	(3)

Effective tax rate for the year

($ in millions, except % data)	2012	2011	2010
Income from continuing operations before taxes	3,838	4,550	3,740
Weighted-average tax rate	23.6%	24.9%	25.3%
Income taxes at weighted-average tax rate	906	1,134	945
Items taxed at rates other than the weighted-average tax rate	60	103	(21)
Changes in valuation allowance, net	44	(22)	60
Effects of changes in tax laws and enacted tax rates	(27)	(17)	6
Other, net	47	46	28

Tax expense from continuing operations	1,030	1,244	1,018

Effective tax rate for the year	26.8%	27.3%	27.2%

Components of deferred income tax assets and liabilities

	December 31,
($ in millions)	2012	2011
Deferred tax assets:
Unused tax losses and credits	1,009	963
Pension and other accrued liabilities	1,395	1,064
Inventories	287	276
Property, plant and equipment	125	192
Other	104	134

Total gross deferred tax asset	2,920	2,629
Valuation allowance	(550)	(375)

Total gross deferred tax asset, net of valuation allowance	2,370	2,254
Deferred tax liabilities:
Property, plant and equipment, and intangible assets	(1,366)	(1,037)
Pension and other accrued liabilities	(252)	(164)
Inventories	(118)	(152)
Other current assets	(169)	(220)
Unremitted earnings	(766)	(213)
Other	(26)	(60)

Total gross deferred tax liability	(2,697)	(1,846)

Net deferred tax asset (liability)	(327)	408

Included in:
"Deferred taxes"—current assets	869	932
"Deferred taxes"—non-current assets	334	318
"Deferred taxes"—current liabilities	(270)	(305)
"Deferred taxes"—non-current liabilities	(1,260)	(537)

Net deferred tax asset (liability)	(327)	408

Unrecognized tax benefits

($ in millions)	Unrecognized tax benefits	Penalties and interest related to unrecognized tax benefits	Total
Classification as unrecognized tax items on January 1, 2010	712	176	888
Net change due to acquisitions and divestments	5	—	5
Increase relating to prior year tax positions	56	38	94
Decrease relating to prior year tax positions	(32)	(6)	(38)
Increase relating to current year tax positions	114	5	119
Decrease relating to current year tax positions	(15)	(4)	(19)
Decrease due to settlements with tax authorities	(40)	(9)	(49)
Decrease as a result of the applicable statute of limitations	(72)	(21)	(93)
Exchange rate differences	(14)	(1)	(15)

Balance at December 31, 2010, which would, if recognized, affect the effective tax rate	714	178	892
Net change due to acquisitions and divestments	9	2	11
Increase relating to prior year tax positions	52	61	113
Decrease relating to prior year tax positions	(31)	(11)	(42)
Increase relating to current year tax positions	128	2	130
Decrease relating to current year tax positions	(2)	—	(2)
Decrease due to settlements with tax authorities	(78)	(27)	(105)
Decrease as a result of the applicable statute of limitations	(135)	(35)	(170)
Exchange rate differences	(4)	(1)	(5)

Balance at December 31, 2011, which would, if recognized, affect the effective tax rate	653	169	822
Net change due to acquisitions and divestments	10	—	10
Increase relating to prior year tax positions	51	26	77
Decrease relating to prior year tax positions	(73)	(56)	(129)
Increase relating to current year tax positions	141	1	142
Decrease relating to current year tax positions	(3)	—	(3)
Decrease due to settlements with tax authorities	(89)	(11)	(100)
Decrease as a result of the applicable statute of limitations	(29)	(7)	(36)
Exchange rate differences	8	5	13

Balance at December 31, 2012, which would, if recognized, affect the effective tax rate	669	127	796

Open tax years subject to examination	At December 31, 2012, the earliest significant open tax years that remained subject to examination were the following:

Region	Year
Europe	2007
The Americas	2008
Asia	2003
Middle East & Africa	2004

Employee benefits (Tables)	12 Months Ended
Dec. 31, 2012
Employee benefits
Change in benefit obligations, plan assets and funded status recognized in balance sheet

	2012	2011	2012	2011
($ in millions)	Defined pension benefits		Other postretirement benefits
Benefit obligation at January 1,	9,817	9,337	260	214
Service cost	221	242	1	2
Interest cost	396	402	11	12
Contributions by plan participants	77	76	—	—
Benefit payments	(559)	(549)	(15)	(16)
Benefit obligations of businesses acquired	684	20	17	39
Actuarial loss	1,124	472	2	9
Plan amendments and other	(12)	5	4	—
Exchange rate differences	315	(188)	1	—

Benefit obligation at December 31,	12,063	9,817	281	260

Fair value of plan assets at January 1,	8,867	9,010	—	—
Actual return on plan assets	839	155	—	—
Contributions by employer	347	305	15	16
Contributions by plan participants	77	76	—	—
Benefit payments	(559)	(549)	(15)	(16)
Plan assets of businesses acquired	482	18	—	—
Plan amendments and other	(44)	(6)	—	—
Exchange rate differences	273	(142)	—	—

Fair value of plan assets at December 31,	10,282	8,867	—	—

Funded status—underfunded	1,781	950	281	260

Amount recognized in Accumulated other comprehensive loss

	December 31,
	2012	2011	2010	2012	2011	2010
($ in millions)	Defined pension benefits			Other postretirement benefits
Transition liability	—	—	—	—	—	(1)
Net actuarial loss	(2,574)	(1,826)	(1,135)	(69)	(71)	(65)
Prior service cost	(32)	(34)	(43)	33	42	51

Amount recognized in OCI(1) and NCI(2)	(2,606)	(1,860)	(1,178)	(36)	(29)	(15)
Taxes associated with amount recognized in OCI(1) and NCI(2)	631	415	270	—	—	—

Amount recognized in OCI(1) and NCI(2), net of tax(3)	(1,975)	(1,445)	(908)	(36)	(29)	(15)

(1)
OCI represents "Accumulated other comprehensive loss".

(2)
NCI represents "Noncontrolling interests".

(3)
NCI, net of tax, amounted to $(7) million, $(2) million and $(5) million at December 31, 2012, 2011 and 2010, respectively.

Schedule of amounts recognized in balance sheet

	December 31,
	2012	2011	2012	2011
($ in millions)	Defined pension benefits		Other postretirement benefits
Overfunded plans	(49)	(138)	—	—
Underfunded plans—current	27	25	20	18
Underfunded plans—non-current	1,803	1,063	261	242

Funded status	1,781	950	281	260

	December 31,
($ in millions)	2012	2011
Non-current assets
Overfunded pension plans	(49)	(138)
Other employee-related benefits	(22)	(1)

Prepaid pension and other employee benefits	(71)	(139)

	December 31,
($ in millions)	2012	2011
Current liabilities
Underfunded pension plans	27	25
Underfunded other postretirement benefit plans	20	18
Other employee-related benefits	117	33

Pension and other employee benefits (Note 13)	164	76

	December 31,
($ in millions)	2012	2011
Non-current liabilities
Underfunded pension plans	1,803	1,063
Underfunded other postretirement benefit plans	261	242
Other employee-related benefits	226	182

Pension and other employee benefits	2,290	1,487

Difference of PBO and fair value of plan assets

	December 31,
	2012			2011
($ in millions)	PBO	Assets	Difference	PBO	Assets	Difference
PBO exceeds assets	11,378	9,548	1,830	7,353	6,265	1,088
Assets exceed PBO	685	734	(49)	2,464	2,602	(138)

Total	12,063	10,282	1,781	9,817	8,867	950

Difference of ABO and fair value of plan assets

	December 31,
	2012			2011
($ in millions)	ABO	Assets	Difference	ABO	Assets	Difference
ABO exceeds assets	10,700	9,237	1,463	5,747	4,839	908
Assets exceed ABO	968	1,045	(77)	3,765	4,028	(263)

Total	11,668	10,282	1,386	9,512	8,867	645

Component of net periodic benefit cost

	2012	2011	2010	2012	2011	2010
($ in millions)	Defined pension benefits			Other postretirement benefits
Service cost	221	242	210	1	2	2
Interest cost	396	402	389	11	12	12
Expected return on plan assets	(494)	(507)	(422)	—	—	—
Amortization of transition liability	—	—	—	—	1	1
Amortization of prior service cost / (credit)	42	44	26	(9)	(9)	(9)
Amortization of net actuarial loss	98	52	71	4	3	5
Curtailments, settlements and special termination benefits	2	3	8	—	—	—

Net periodic benefit cost	265	236	282	7	9	11

Weighted-average assumptions, Benefit obligation

	December 31,
	2012	2011	2012	2011
(in %)	Defined pension benefits		Other postretirement benefits
Discount rate	3.22	3.91	3.35	4.07
Rate of compensation increase	1.71	1.62	—	—
Pension increase assumption	1.04	0.97	—	—

Weighted-average assumptions, Net periodic benefit cost

	2012	2011	2010	2012	2011	2010
(in %)	Defined pension benefits			Other postretirement benefits
Discount rate	3.91	4.29	4.66	4.07	5.03	5.54
Expected long-term rate of return on plan assets	5.38	5.45	5.44	—	—	—
Rate of compensation increase	1.62	2.05	2.13	—	—	—

Health care cost trend assumptions

	December 31,
	2012	2011
Health care cost trend rate assumed for next year	8.60%	8.84%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2028

One-percentage-point change in assumed health care cost trend rates

A one-percentage-point change in assumed health care cost trend rates would have the following effects at December 31, 2012:

	1-percentage-point
($ in millions)	Increase	Decrease
Effect on total of service and interest cost	1	(1)
Effect on postretirement benefit obligation	22	(19)

Target asset allocation on weighted-average basis

Target percentage
Asset Class
Cash and equivalents	2
Global equities	21
Emerging markets equities	5
Global fixed income	53
Emerging markets fixed income	5
Insurance contracts	1
Private equity	2
Hedge funds	1
Real estate	9
Commodities	1

100

Fair value of pension plan assets by asset category

	December 31, 2012
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class
Cash and equivalents	170	252	—	422
Global equities	2,112	77	—	2,189
Emerging markets equities	443	—	—	443
Global fixed income	1,984	3,140	—	5,124
Emerging markets fixed income	—	707	—	707
Insurance contracts	—	76	—	76
Private equity	—	—	164	164
Hedge funds	—	—	153	153
Real estate	87	—	830	917
Commodities	52	—	35	87

Total	4,848	4,252	1,182	10,282

	December 31, 2011
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class
Cash and equivalents	56	365	—	421
Global equities	1,717	76	—	1,793
Emerging markets equities	311	—	—	311
Global fixed income	1,921	2,838	—	4,759
Emerging markets fixed income	—	398	—	398
Insurance contracts	—	37	—	37
Private equity	—	—	177	177
Hedge funds	—	—	113	113
Real estate	73	—	741	814
Commodities	44	—	—	44

Total	4,122	3,714	1,031	8,867

Reconciliation of assets fair value using significant unobservable inputs (Level 3)

($ in millions)	Private equity	Hedge funds	Real estate	Commodities	Total Level 3
Balance at January 1, 2011	156	136	696	—	988
Return on plan assets:
Assets still held at December 31, 2011	(3)	(4)	12	—	5
Assets sold during the year	22	(6)	7	—	23
Purchases (sales)	(27)	(14)	32	—	(9)
Transfers into Level 3	29	—	2	—	31
Exchange rate differences	—	1	(8)	—	(7)

Balance at December 31, 2011	177	113	741	—	1,031

Return on plan assets:
Assets still held at December 31, 2012	4	9	15	(1)	27
Assets sold during the year	13	(7)	—	—	6
Purchases (sales)	(31)	35	40	35	79
Transfers into Level 3	—	—	9	—	9
Exchange rate differences	1	3	25	1	30

Balance at December 31, 2012	164	153	830	35	1,182

Schedule of employer contributions to pension and other postretirement benefit plans

	2012	2011	2012	2011
($ in millions)	Defined pension benefits		Other postretirement benefits
Total contributions to defined benefit pension and other postretirement benefit plans	347	305	15	16
Of which, discretionary contributions to defined benefit pension plans	83	36	—	—

Expected future cash flows of pension and postretirement benefit plans

The expected future cash flows to be paid by the Company's plans in respect of pension and other postretirement benefit plans at December 31, 2012, are as follows:

		Other postretirement benefits
($ in millions)	Pension benefits	Benefit payments	Medicare subsidies
2013	663	21	(1)
2014	664	21	(1)
2015	653	21	(1)
2016	653	21	(1)
2017	639	21	(1)
Years 2018 - 2022	3,122	105	(8)

Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Share-based payment arrangements
Assumptions used in valuation of warrants and options

	2012	2011	2010
Expected volatility	27%	26%	30%
Dividend yield	3.60%	2.44%	2.35%
Expected term	6 years	6 years	6 years
Risk-free interest rate	0.30%	1.59%	1.20%

Summary of activity, warrants and options

	Number of instruments (in millions)	Number of shares (in millions)(1)	Weighted- average exercise price (in Swiss francs)(2)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(3)
Outstanding at January 1, 2012	165.6	33.1	25.56
Granted	86.8	17.4	16.07
Exercised(4)	(4.1)	(0.8)	15.30
Forfeited	(4.5)	(0.9)	21.36
Expired	(1.3)	(0.3)	31.58

Outstanding at December 31, 2012	242.5	48.5	22.38	3.7	45.8

Vested and expected to vest at December 31, 2012	228.6	45.7	22.46	3.6	42.8
Exercisable at December 31, 2012	84.2	16.8	27.05	1.6	0.8
(1)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise, as warrants and options have a conversion ratio of 5:1.

(2)
Information presented reflects the exercise price per share of ABB Ltd.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price per share of ABB Ltd.

(4)
The cash received upon exercise amounted to approximately $14 million. The shares were delivered out of treasury stock.

Summary of warrants and options, by exercise price

Presented below is a summary, by launch, related to instruments outstanding at December 31, 2012:

Exercise price (in Swiss francs)(1)	Number of instruments (in millions)	Number of shares (in millions)(2)	Weighted-average remaining contractual term (in years)
26.00	25.9	5.2	0.4
36.40	27.1	5.4	1.4
19.00	22.8	4.6	2.4
22.50	37.0	7.4	3.4
25.50	44.3	8.9	4.4
15.75	69.7	13.9	5.4
17.50	15.7	3.1	5.4

Total number of instruments and shares	242.5	48.5	3.7

(1)
Information presented reflects the exercise price per share of ABB Ltd.

(2)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise.

Summary of activity, WARs

Number of WARs (in millions)
Outstanding at January 1, 2012	61.3
Granted	17.3
Exercised	(11.5)
Expired	(0.3)

Outstanding at December 31, 2012	66.8

Exercisable at December 31, 2012	30.4

Assumptions used for ESAP fair value calculation

	2012	2011	2010
Expected volatility	23%	33%	27%
Dividend yield	3.45%	3.13%	2.49%
Expected term	1 year	1 year	1 year
Risk-free interest rate	0%	0%	0.26%

Summary of activity, ESAP

	Number of shares (in millions)(1)	Weighted-average exercise price (in Swiss francs)(2)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(2)(3)
Outstanding at January 1, 2012	4.9	15.98
Granted	4.4	17.08
Forfeited	(0.3)	15.99
Exercised(4)	(2.3)	15.98
Not exercised (savings returned plus interest)	(2.3)	15.98

Outstanding at December 31, 2012	4.4	17.08	0.8	7.4

Vested and expected to vest at December 31, 2012	4.2	17.08	0.8	7.1
Exercisable at December 31, 2012	—	—	—	—
(1)
Includes shares represented by ADS.

(2)
Information presented for ADS is based on equivalent Swiss franc denominated awards.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price of each option in Swiss francs.

(4)
The cash received upon exercise was approximately $40 million and the corresponding tax benefit was not significant. The shares were delivered out of treasury stock.

Summary of activity, LTIP

	Number of shares
	Equity & Cash or choice of 100% Equity Settlement(1) (in thousands)	Only Cash Settlement(2) (in thousands)	Total (in thousands)	Weighted-average grant-date fair value per share (Swiss francs)
Nonvested at January 1, 2012	1,854	497	2,351	13.25
Granted	868	516	1,384	15.21
Vested	(205)	—	(205)	20.75
Expired(3)	(885)	(20)	(905)	7.33
Forfeited	(9)	—	(9)	21.57

Nonvested at December 31, 2012	1,623	993	2,616	15.72

(1)
Shares that, subject to vesting, the Eligible Participant can elect to receive 100 percent in the form of shares.

(2)
Shares that, subject to vesting, the Eligible Participant can only receive in cash.

(3)
Expired as the criteria for the Company's performance condition were not satisfied.

Assumptions used for cash-settled awards under LTIP

	December 31,
	2012		2011
Cash-settled awards at	From	To	From	To
Input ranges for:
—Option implied volatilities (%)	16.2	48.4	16.6	49.8
—Risk-free rates (%)	1.0	3.1	1.0	3.7
—Equity betas	0.85	1.24	0.86	1.26
—Equity risk premiums (%)	5.0	7.0	5.0	7.0

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per share
Basic earnings per share

($ in millions, except per share data in $)	2012	2011	2010
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,700	3,159	2,551
Income from discontinued operations, net of tax	4	9	10

Net income	2,704	3,168	2,561

Weighted-average number of shares outstanding (in millions)	2,293	2,288	2,287
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.18	1.38	1.12
Income from discontinued operations, net of tax	—	—	—

Net income	1.18	1.38	1.12

Diluted earnings per share

($ in millions, except per share data in $)	2012	2011	2010
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,700	3,159	2,551
Income from discontinued operations, net of tax	4	9	10

Net income	2,704	3,168	2,561

Weighted-average number of shares outstanding (in millions)	2,293	2,288	2,287
Effect of dilutive securities:
Call options and shares	2	3	4

Dilutive weighted-average number of shares outstanding	2,295	2,291	2,291

Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.18	1.38	1.11
Income from discontinued operations, net of tax	—	—	0.01

Net income	1.18	1.38	1.12

Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2012
Other comprehensive income
Schedule of tax effects allocated to each component of total other comprehensive income (loss)

	2012			2011			2010
($ in millions)	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax
Foreign currency translation adjustments	389	(6)	383	(280)	5	(275)	362	8	370
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	5	(2)	3	(2)	(1)	(3)	16	(3)	13
Reclassification adjustments for net (gains) losses included in net income	1	—	1	3	2	5	(16)	1	(15)

Unrealized gains (losses) on available-for-sale securities	6	(2)	4	1	1	2	—	(2)	(2)
Pension and other postretirement plans:
Prior service (costs) credits arising during the year	(42)	6	(36)	(35)	12	(23)	(70)	16	(54)
Amortization of prior service costs (credits) included in net income	33	(3)	30	35	(13)	22	17	(5)	12

Net prior service cost arising during the year	(9)	3	(6)	—	(1)	(1)	(53)	11	(42)
Net actuarial gains (losses) arising during the year	(846)	245	(601)	(750)	157	(593)	156	(32)	124
Amortization of net actuarial (gains) losses included in net income	102	(32)	70	55	(11)	44	76	(14)	62

Net actuarial gains (losses) arising during the year	(744)	213	(531)	(695)	146	(549)	232	(46)	186
Amortization of transition liability included in net income	—	—	—	1	—	1	1	—	1

Pension and other postretirement plans adjustments	(753)	216	(537)	(694)	145	(549)	180	(35)	145

Cash flow hedge derivatives:
Net gains (losses) arising during the year	74	(21)	53	(21)	2	(19)	123	(32)	91
Reclassification adjustments for net (gains) losses included in net income	(42)	14	(28)	(88)	27	(61)	(29)	10	(19)

Unrealized gains (losses) of cash flow hedge derivatives	32	(7)	25	(109)	29	(80)	94	(22)	72

Total other comprehensive income (loss)	(326)	201	(125)	(1,082)	180	(902)	636	(51)	585

Restructuring and related expenses (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and related expenses
Schedule of restructuring cost by type

($ in millions)	2012	2011
Employee severance costs	92	83
Estimated contract settlement, loss order and other costs	72	53
Inventory and long-lived asset impairments	16	28

Total	180	164

Schedule of restructuring cost by type for the cost take-out program

($ in millions)	Cumulative costs incurred up to December 31, 2010	2010
Employee severance costs	536	95
Estimated contract settlement, loss order and other costs	230	98
Inventory and long-lived asset impairments	70	20

Total	836	213

Schedule of restructuring cost by income statement location

($ in millions)	Cumulative costs incurred up to December 31, 2010	2010
Total cost of sales	475	110
Selling, general and administrative expenses	143	36
Other income (expense), net	218	67

Total	836	213

Costs incurred in 2010 and the cumulative costs incurred to date

($ in millions)	Cumulative costs incurred up to December 31, 2010	2010
Power Products	122	44
Power Systems	139	48
Discrete Automation and Motion	256	35
Low Voltage Products	114	36
Process Automation	183	44
Corporate and Other	22	6

Total	836	213

Operating segment and geographic data (Tables)	12 Months Ended
Dec. 31, 2012
Operating segment and geographic data
Operating segment information

	2012
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Operational revenues	Operational EBITDA(1)	Operational EBITDA margin (%)
Power Products	8,987	1,730	10,717	209	10,702	1,585	14.8%
Power Systems	7,575	277	7,852	174	7,812	290	3.7%
Discrete Automation and Motion	8,480	925	9,405	263	9,405	1,735	18.4%
Low Voltage Products	6,276	362	6,638	250	6,626	1,219	18.4%
Process Automation	7,946	210	8,156	82	8,134	1,003	12.3%
Corporate and Other	72	1,505	1,577	204	1,576	(279)	—
Intersegment elimination	—	(5,009)	(5,009)	—	(5,009)	2	—

Consolidated	39,336	—	39,336	1,182	39,246	5,555	14.2%

	2011
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Operational revenues	Operational EBITDA(1)	Operational EBITDA margin (%)
Power Products	9,028	1,841	10,869	200	10,901	1,782	16.3%
Power Systems	7,833	268	8,101	144	8,128	743	9.1%
Discrete Automation and Motion	8,047	759	8,806	251	8,817	1,664	18.9%
Low Voltage Products	4,953	351	5,304	116	5,315	1,059	19.9%
Process Automation	8,078	222	8,300	83	8,318	1,028	12.4%
Corporate and Other	51	1,508	1,559	201	1,558	(282)	—
Intersegment elimination	—	(4,949)	(4,949)	—	(4,949)	20	—

Consolidated	37,990	—	37,990	995	38,088	6,014	15.8%

	2010
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Operational revenues	Operational EBITDA(1)	Operational EBITDA margin (%)
Power Products	8,486	1,713	10,199	177	10,202	1,861	18.2%
Power Systems	6,590	196	6,786	84	6,783	304	4.5%
Discrete Automation and Motion	4,978	639	5,617	78	5,613	1,026	18.3%
Low Voltage Products	4,263	291	4,554	105	4,554	926	20.3%
Process Automation	7,209	223	7,432	76	7,427	925	12.5%
Corporate and Other	63	1,468	1,531	182	1,532	(230)	—
Intersegment elimination	—	(4,530)	(4,530)	—	(4,530)	12	—

Consolidated	31,589	—	31,589	702	31,581	4,824	15.3%

(1)
Operational EBITDA by segment is presented before the elimination of intersegment profits made on inventory sales.

Reconciliation of Operational revenues to Revenues and Operational EBITDA to EBIT

	2012
($ in millions, except Operational EBITDA margin in %)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other and Intersegment elimination	Consolidated
Operational revenues	10,702	7,812	9,405	6,626	8,134	(3,433)	39,246
Unrealized gains and losses on derivatives	30	68	(3)	17	18	1	131
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(2)	(23)	—	—	4	—	(21)
Unrealized foreign exchange movements on receivables (and related assets)	(13)	(5)	3	(5)	—	—	(20)

Total revenues	10,717	7,852	9,405	6,638	8,156	(3,432)	39,336
Operational EBITDA	1,585	290	1,735	1,219	1,003	(277)	5,555
Depreciation and amortization	(209)	(174)	(263)	(250)	(82)	(204)	(1,182)
Acquisition-related expenses and certain non-operational items	(1)	(70)	(8)	(106)	(2)	(12)	(199)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	43	44	2	21	27	(2)	135
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(6)	(21)	1	—	(2)	—	(28)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(19)	(10)	(2)	(5)	(4)	(3)	(43)
Restructuring and restructuring-related expenses	(65)	(52)	4	(23)	(28)	(16)	(180)

EBIT	1,328	7	1,469	856	912	(514)	4,058
Operational EBITDA margin (%)	14.8%	3.7%	18.4%	18.4%	12.3%	—	14.2%

	2011
($ in millions, except Operational EBITDA margin in %)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other and Intersegment elimination	Consolidated
Operational revenues	10,901	8,128	8,817	5,315	8,318	(3,391)	38,088
Unrealized gains and losses on derivatives	(49)	(56)	(29)	(16)	(39)	1	(188)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(17)	(19)	1	—	2	—	(33)
Unrealized foreign exchange movements on receivables (and related assets)	34	48	17	5	19	—	123

Total revenues	10,869	8,101	8,806	5,304	8,300	(3,390)	37,990
Operational EBITDA	1,782	743	1,664	1,059	1,028	(262)	6,014
Depreciation and amortization	(200)	(144)	(251)	(116)	(83)	(201)	(995)
Acquisition-related expenses and certain non-operational items	—	—	(90)	—	—	(17)	(107)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(58)	(16)	(29)	(21)	4	(38)	(158)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(14)	(19)	(2)	—	2	1	(32)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	36	38	12	2	20	1	109
Restructuring and restructuring-related expenses	(70)	(54)	(10)	(20)	(8)	(2)	(164)

EBIT	1,476	548	1,294	904	963	(518)	4,667
Operational EBITDA margin (%)	16.3%	9.1%	18.9%	19.9%	12.4%	—	15.8%

	2010
($ in millions, except Operational EBITDA margin in %)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other and Intersegment elimination	Consolidated
Operational revenues	10,202	6,783	5,613	4,554	7,427	(2,998)	31,581
Unrealized gains and losses on derivatives	20	30	16	3	11	—	80
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	6	9	(1)	1	12	1	28
Unrealized foreign exchange movements on receivables (and related assets)	(29)	(36)	(11)	(4)	(18)	(2)	(100)

Total revenues	10,199	6,786	5,617	4,554	7,432	(2,999)	31,589
Operational EBITDA	1,861	304	1,026	926	925	(218)	4,824
Depreciation and amortization	(177)	(84)	(78)	(105)	(76)	(182)	(702)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	10	(8)	6	4	(33)	18	(3)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	4	(15)	—	—	3	(1)	(9)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(18)	(35)	(8)	(1)	(16)	(1)	(79)
Restructuring and restructuring-related expenses	(44)	(48)	(35)	(36)	(44)	(6)	(213)

EBIT	1,636	114	911	788	759	(390)	3,818
Operational EBITDA margin (%)	18.2%	4.5%	18.3%	20.3%	12.5%	—	15.3%

Capital expenditure and Total assets after intersegment eliminations

	Capital expenditure(1)			Total assets(1)
($ in millions)	2012	2011	2010	2012	2011	2010
Power Products	259	192	200	7,701	7,355	7,205
Power Systems	194	136	119	8,083	7,469	6,039
Discrete Automation and Motion	197	202	98	9,416	9,195	3,696
Low Voltage Products	208	149	100	9,534	3,333	2,899
Process Automation	91	72	76	4,847	4,777	4,728
Corporate and Other	344	270	247	9,489	7,519	11,728

Consolidated	1,293	1,021	840	49,070	39,648	36,295

(1)
Capital expenditure and Total assets are after intersegment eliminations and therefore refer to third-party activities only.

Geographic information

	Revenues			Long-lived assets at December 31,
($ in millions)	2012	2011	2010	2012	2011
Europe	14,073	14,657	12,378	3,543	3,067
The Americas	10,699	9,043	6,213	1,347	829
Asia	10,750	10,136	8,872	883	862
Middle East and Africa	3,814	4,154	4,126	174	164

	39,336	37,990	31,589	5,947	4,922

Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2012
Significant accounting policies
Operating cycle of a portion of the Company's activities	1 year
Minimum
Voting rights in joint ventures and affiliated companies
Percentage of voting rights in joint ventures and affiliated companies required for using the equity method of accounting	20.00%
Maximum
Voting rights in joint ventures and affiliated companies
Percentage of voting rights in joint ventures and affiliated companies required for using the equity method of accounting	50.00%
Factories and office buildings | Minimum
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, average	30 years
Factories and office buildings | Maximum
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, average	40 years
Other facilities
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, average	15 years
Machinery and equipment | Minimum
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, average	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, average	15 years
Furniture and office equipment | Minimum
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, average	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, average	8 years

Significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2012
Software for internal use | Minimum
Finite-lived intangible assets
Useful life	3 years
Software for internal use | Maximum
Finite-lived intangible assets
Useful life	5 years
Customer-, Technology- and Marketing-related intangibles | Minimum
Finite-lived intangible assets
Useful life	5 years
Customer-, Technology- and Marketing-related intangibles | Maximum
Finite-lived intangible assets
Useful life	20 years

Acquisitions and increases in controlling interests (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended								12 Months Ended	0 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012 entity	Dec. 31, 2011 entity	Dec. 31, 2010 entity	Dec. 31, 2012 Intangible assets: Customer relationships	Dec. 31, 2011 Intangible assets: Customer relationships	Dec. 31, 2012 Technology	Dec. 31, 2012 Trade name(s)	Dec. 31, 2012 Order backlog	Dec. 31, 2011 Other intangible assets	May 16, 2012 Thomas & Betts	Dec. 31, 2012 Thomas & Betts	Dec. 31, 2011 Thomas & Betts	Dec. 31, 2012 Thomas & Betts Intangible assets: Customer relationships	Dec. 31, 2012 Thomas & Betts Technology	Dec. 31, 2012 Thomas & Betts Trade name(s)	Dec. 31, 2012 Thomas & Betts Order backlog	Jan. 31, 2011 Baldor Electric	Dec. 31, 2011 Baldor Electric	Dec. 31, 2010 Baldor Electric	Jan. 27, 2011 Baldor Electric	Jan. 26, 2011 Baldor Electric	Dec. 31, 2011 Baldor Electric Intangible assets: Customer relationships	Dec. 31, 2011 Baldor Electric Technology	Dec. 31, 2011 Baldor Electric Trade name(s)	Dec. 31, 2011 Baldor Electric Order backlog	Dec. 31, 2011 Baldor Electric Other intangible assets	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2012 Other Intangible assets: Customer relationships	Dec. 31, 2011 Other Intangible assets: Customer relationships	Dec. 31, 2012 Other Technology	Dec. 31, 2011 Other Technology	Dec. 31, 2012 Other Trade name(s)	Dec. 31, 2011 Other Trade name(s)	Dec. 31, 2012 Other Order backlog	Dec. 31, 2011 Other Order backlog	Dec. 31, 2011 Other Other intangible assets
Acquisitions
Acquisitions (net of cash acquired)	$ 3,643	$ 3,805	$ 1,275								$ 3,381							$ 3,055									$ 262	$ 750
Aggregate excess of purchase price over fair value of net assets acquired	2,895	3,261	1,091
Number of acquired businesses	9	10	9
Fair value of replacement vested stock options issued	5	19									5							19
Percentage of outstanding shares acquired																					83.25%
Purchase price per share of acquisition (in dollars per share)										$ 72							$ 63.5
Percentage of shares held after exercise of top-up																				91.60%
Percentage of shares of remaining outstanding shares, then acquired																				8.40%
Aggregate cash outflows related to acquisition										3,700							4,276
Cash outflows for purchase of shares										3,282										2,966
Cash settlement of acquired entity's options held at acquisition date										94							70
Cash outflows to repay debt assumed upon acquisition										324							1,240
Aggregate preliminary purchase consideration for business acquisitions
Intangible assets	1,583			1,187		222	161	13			1,515		1,169	179	155	12		1,406				996	259	121	15	15	68	447	18	220	43	156	6	32	1	36	3
Weighted-average useful life of acquired intangible assets	15 years	14 years		18 years	18 years				4 years		15 years		18 years	5 years	10 years	7 months 15 days		16 years				19 years	7 years	10 years	2 months	5 years
Allocated amount, fixed assets	483										458							382									25	40
Allocated amount, debt acquired	(619)										(619)							(1,241)										(202)
Allocated amount, deferred tax liabilities	(1,104)										(1,080)							(693)									(24)	(99)
Allocated amount, inventories	338										300							422									38	35
Allocated amount, Other assets and liabilities, net	67										84							51									(17)	(4)
Allocated amount, Goodwill	2,895										2,723							2,728									172	533
Total consideration (net of cash acquired)	3,643	3,805	1,275								3,381							3,055									262	750
Gross receivables											387							266
Receivables, net of allowance for estimated uncollectable receivables											344							263
Cash acquired											521							48
Total revenues											1,541							1,950
Net loss (including acquisition charges)											10							155
Unaudited pro forma financial information
Total revenues											40,251	40,288						38,100	33,310
Income from continuing operation, net of tax											2,923	3,381						3,391	2,726
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)											(26)	(69)						(7)	(91)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition											12	(12)						15	(15)
Impact on cost of sales from fair valuing acquired inventory											31	(31)						57	(57)
Impact on cost of sales from additional depreciation of fixed assets											(12)	(33)
Interest expenses on debt											5	21						11	106
Impact on selling, general and administrative expenses from Thomas & Betts stock-option plans adjustments											16
Baldor stock-option plans adjustments																		66
Impact on selling, general and administrative expenses from acquisition-related costs											56	(20)						64	(24)
Impact on interest and other finance expense from bridging facility costs											13
Other											(5)	(15)							(23)
Income taxes											(7)	44						(65)	26
Total pro forma adjustments											$ 83	$ (115)						$ 141	$ (78)

Acquisitions and increases in controlling interests (Details 2) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 Business acquisitions in 2010 USD ($)	Dec. 31, 2010 ABB Limited, India USD ($)	Dec. 31, 2010 ABB Limited, India INR
Increase in controlling interests
Ownership interest in ABB Limited, India, before increase (as a percent)					52.00%
Ownership interest in ABB Limited, India, after increase (as a percent)					75.00%
Acquisition of noncontrolling interests	$ 9	$ 13	$ 956
Offer price per share (in rupees per share)						900
Charge to "Capital stock and additional paid-in capital"					838
Aggregate preliminary purchase consideration for business acquisitions
Weighted-average useful life of acquired intangible assets	15 years	14 years		8 years
Allocated amount, Intangible assets	1,583			356
Allocated amount, deferred tax liabilities	(1,104)			(147)
Allocated amount, Other assets and liabilities, net	67			(25)
Allocated amount, Goodwill	2,895			1,091
Aggregate preliminary purchase price of business acquisitions				$ 1,275

Cash and equivalents and marketable securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash, Cash Equivalents and Short-term Investments
Cost basis	$ 8,454	$ 5,745
Cost basis	97	92
Gross unrealized gains	29	26
Gross unrealized losses	(2)	(4)
Fair value	8,481	5,767
Fair value	124	120
Cash and equivalents	6,875	4,819	5,897	7,119
Marketable securities and short-term investments	1,606	948
Gross realized gains (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities	3	8	16
Securities held-to-maturity
Cash, Cash Equivalents and Short-term Investments
Cost basis	97	92
Gross unrealized gains	27	28
Fair value	124	120
Cash
Cash, Cash Equivalents and Short-term Investments
Cost basis	2,784	1,655
Fair value	2,784	1,655
Cash and equivalents	2,784	1,655
Time deposits
Cash, Cash Equivalents and Short-term Investments
Cost basis	3,993	2,986
Fair value	3,993	2,986
Cash and equivalents	3,963	2,984
Marketable securities and short-term investments	30	2
Other short-term investments
Cash, Cash Equivalents and Short-term Investments
Cost basis	15
Fair value	15
Marketable securities and short-term investments	15
Debt securities - U.S. government obligations | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	152	753
Gross unrealized gains	8	8
Gross unrealized losses	(1)
Fair value	159	761
Marketable securities and short-term investments	159	761
Debt securities - Other government obligations | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	3	3
Fair value	3	3
Marketable securities and short-term investments	3	3
Debt securities - Corporate | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	236	298
Gross unrealized gains	9	8
Gross unrealized losses		(1)
Fair value	245	305
Cash and equivalents	128	180
Marketable securities and short-term investments	117	125
Equity securities | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	1,271	50
Gross unrealized gains	12	10
Gross unrealized losses	(1)	(3)
Fair value	1,282	57
Marketable securities and short-term investments	$ 1,282	$ 57

Cash and equivalents and marketable securities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity and available-for-sale securities
Available-for-sale securities, Less than one year, Cost basis	$ 128
Available-for-sale securities, One to five years, Cost basis	200
Available-for-sale securities, Six to ten years, Cost basis	63
Available-for-sale securities, Total Cost basis	391
Available-for-sale securities, Less than one year, Fair value	128
Available-for-sale securities, One to five years, Fair value	210
Available-for-sale securities, Six to ten years, Fair value	69
Available-for-sale securities, Total Fair value	407
Held-to-maturity Securities, One to five years, Cost basis	41
Held-to-maturity Securities, Six to ten years, Cost basis	56
Held-to-maturity Securities, Total Cost basis	97
Held-to-maturity Securities, One to five years, Fair value	48
Held-to-maturity Securities, Six to ten years, Fair value	76
Held-to-maturity Securities, Total Fair value	124
Marketable securities pledged as collateral	$ 96	$ 90

Financial instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial instruments
Company policy, maximum level of hedging of foreign currency risk exposure as percentage of anticipated sales and purchases over the next 12 months (as a percent)	100.00%
Company policy, required maximum level of hedging of commodity price risk exposure as percentage of electricity needs (as a percent)	90.00%
Financial Instruments:
Unrealized gains in OCI, net of tax, on derivatives designated as cash flow hedges	$ 37	$ 12	$ 92
Expected gains on derivatives designated as cash flow hedges to be reclassified from OCI to earnings in the next fiscal year	31
Longest maturity of a derivative classified as a cash flow hedge	78 months
Gains (losses) recognized in OCI on derivatives (effective portion)	74	(21)	123
Gains (losses) reclassified from OCI into income (effective portion)	42	88	29
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)			3
Gains (losses), net of tax, reclassified from accumulated other comprehensive income (loss) to earnings	28	61	19
Gains (losses) recognized in income, derivatives not designated in hedge relationships	80	68	511
Minimum
Financial Instruments:
Percentage of commodity hedging on anticipated commodity exposure	50.00%
Commodity hedging on anticipated commodity exposure period	12 months
Maximum
Financial Instruments:
Percentage of commodity hedging on anticipated commodity exposure	100.00%
Commodity hedging on anticipated commodity exposure period	18 months
Copper swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	45,222	38,414	20,977
Aluminum swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	5,495	5,068	3,050
Nickel swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	21	18	36
Lead swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	13,025	13,325	9,525
Zinc swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	225	125
Silver swaps (in ounces)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	1,415,322	1,981,646
Electricity futures (in megawatt hours)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	334,445	326,960	363,340
Crude oil swaps (in barrels)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	135,471	113,397	121,979
Foreign exchange contracts
Financial Instruments:
Notional amount of derivative	19,724	16,503	16,971
Gains (losses) recognized in OCI on derivatives (effective portion)	74	9	115
Foreign exchange contracts | Total revenues
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	69	113	36
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)			2
Gains (losses) recognized in income, derivatives not designated in hedge relationships	318	(93)	436
Foreign exchange contracts | Total cost of sales
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	(12)	(9)	(4)
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(193)	(25)	(263)
Foreign exchange contracts | Selling, general and administrative expenses;
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(3)
Foreign exchange contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	68	265	563
Embedded foreign exchange derivatives
Financial Instruments:
Notional amount of derivative	3,572	3,439	2,891
Embedded foreign exchange derivatives | Total revenues
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(148)	(31)	(279)
Embedded foreign exchange derivatives | Total cost of sales
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	28	11	17
Interest rate contracts
Financial Instruments:
Notional amount of derivative	3,983	5,535	2,357
Interest rate contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income on derivatives designated as fair value hedges	6	(24)	(12)
Gains (losses) recognized in income on hedged item	(6)	24	12
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(1)
Commodity contracts
Financial Instruments:
Gains (losses) recognized in OCI on derivatives (effective portion)	4	13	10
Commodity contracts | Total cost of sales
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	(4)	2	8
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)			1
Gains (losses) recognized in income, derivatives not designated in hedge relationships	10	(59)	38
Commodity contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	1	1
Cash-settled call options
Financial Instruments:
Gains (losses) recognized in OCI on derivatives (effective portion)	(4)	(17)	(2)
Cash-settled call options | Selling, general and administrative expenses;
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	(11)	(18)	(11)
Cash-settled call options | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships		(1)	(1)
Equity derivatives
Financial Instruments:
Cash-settled call options held on ABB Ltd shares	67,000,000	61,000,000	58,000,000
Total fair value of cash settled call options on ABB Ltd shares	$ 26	$ 21	$ 45

Financial instruments (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current in "Other current assets"
Fair values of derivatives
Derivative assets	$ 296	$ 254
Current in "Other current assets" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	59	51
Current in "Other current assets" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	237	203
Current in "Other current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	34	37
Current in "Other current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	204	142
Current in "Other current assets" | Commodity contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	1	1
Current in "Other current assets" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	7	9
Current in "Other current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	15
Current in "Other current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	9	13
Current in "Other current assets" | Cash-settled call options | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets		1
Current in "Other current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	26	51
Non-current in "Other non-current assets"
Fair values of derivatives
Derivative assets	144	105
Non-current in "Other non-current assets" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	67	52
Non-current in "Other non-current assets" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	77	53
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	20	6
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	62	38
Non-current in "Other non-current assets" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	1	1
Non-current in "Other non-current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	31	40
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	16	6
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	1	1
Non-current in "Other non-current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	13	13
Current in "Provisions and other current liabilities"
Fair values of derivatives
Derivative liabilities	196	431
Current in "Provisions and other current liabilities" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	15	32
Current in "Provisions and other current liabilities" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	181	399
Current in "Provisions and other current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	14	26
Current in "Provisions and other current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	84	289
Current in "Provisions and other current liabilities" | Commodity contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	1	6
Current in "Provisions and other current liabilities" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	11	33
Current in "Provisions and other current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	86	77
Non-current in "Other non-current liabilities"
Fair values of derivatives
Derivative liabilities	69	61
Non-current in "Other non-current liabilities" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	8	10
Non-current in "Other non-current liabilities" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	61	51
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	6	10
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	20	28
Non-current in "Other non-current liabilities" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	1	3
Non-current in "Other non-current liabilities" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	2
Non-current in "Other non-current liabilities" | Interest rate contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities		1
Non-current in "Other non-current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	$ 40	$ 19

Fair values (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	$ 1,606	$ 948
Derivative assets-non-current in "Other non-current assets"	144	105
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	196	431
Derivative liabilities-non-current in "Other non-current liabilities"	69	61
Level 1
Assets.
Available-for-sale securities in "Cash and equivalents"	2,784
Level 1 | Recurring
Assets.
Derivative assets-current in "Other current assets"		2
Total financial assets, fair value	164	771
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	4	4
Total financial liabilities, fair value	4	4
Level 1 | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	3	3
Available-for-sale securities in "Other non-current assets"	2	5
Level 1 | Debt securities - U.S. government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	159	761
Level 2
Assets.
Available-for-sale securities in "Cash and equivalents"	3,963
Level 2 | Recurring
Assets.
Derivative assets-current in "Other current assets"	296	252
Derivative assets-non-current in "Other non-current assets"	144	105
Total financial assets, fair value	1,967	719
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	192	427
Derivative liabilities-non-current in "Other non-current liabilities"	69	61
Total financial liabilities, fair value	261	488
Level 2 | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	1,279	54
Level 2 | Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	3	3
Level 2 | Debt securities - Corporate | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Cash and equivalents"	128	180
Available-for-sale securities in "Marketable securities and short-term investments"	117	125
Total fair value | Recurring
Assets.
Derivative assets-current in "Other current assets"	296	254
Derivative assets-non-current in "Other non-current assets"	144	105
Total financial assets, fair value	2,131	1,490
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	196	431
Derivative liabilities-non-current in "Other non-current liabilities"	69	61
Total financial liabilities, fair value	265	492
Total fair value | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	1,282	57
Available-for-sale securities in "Other non-current assets"	2	5
Total fair value | Debt securities - U.S. government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	159	761
Total fair value | Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	3	3
Total fair value | Debt securities - Corporate | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Cash and equivalents"	128	180
Available-for-sale securities in "Marketable securities and short-term investments"	$ 117	$ 125

Fair values (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non-recurring fair value measures
Impairment charges recorded as an adjustment to the fair value of certain equity method investments	$ 87
Long Term loans granted and outstanding	58	52
Amortized cost of available-for-sale securities	97	92
Fair value of available-for-sale securities	124	120
Carrying value
Non-recurring fair value measures
Fair values of short-term loans	7
Restricted cash and cash deposits (pledged in respect of a certain non-current deposit liability)	271
Non-recurring | Carrying value
Non-recurring fair value measures
Long Term loans granted and outstanding	58	52
Long-term debt	7,449	3,151
Non-recurring | Fair value
Non-recurring fair value measures
Long Term loans granted and outstanding	59	54
Long-term debt	7,909	3,218
Level 1
Non-recurring fair value measures
Cash and equivalents	2,784
Other short-term investments	15
Short-term debt and current maturities of long-term debt, excluding finance lease liabilities	1,328
Level 1 | Non-recurring
Non-recurring fair value measures
Long-term debt	7,870
Level 2
Non-recurring fair value measures
Cash and equivalents	3,963
Time deposits	30
Short-term debt and current maturities of long-term debt, excluding finance lease liabilities	$ 1,184

Receivables, net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables, net
Trade receivables	$ 8,233	$ 7,750
Other receivables	801	764
Allowance	(271)	(227)
Total billed receivables, net	8,763	8,287
Unbilled receivables, net:
Costs and estimated profits in excess of billings	3,955	3,503
Advance payments consumed	(1,143)	(1,017)
Total unbilled receivables, net	2,812	2,486
Total receivables, net	11,575	10,773
Contractual retention amounts billed to customers	390	381
Percent of outstanding contractual retention amounts billed to customers expected to be collected in the year following the balance sheet date	72.00%
Percent of outstanding contractual retention amounts billed to customers expected to be collected the second year following the balance sheet date (as a percent)	19.00%
Allowance for doubtful accounts
Allowance for Doubtful Accounts Receivable
Balance at January 1	227	215	312
Additions	155	157	119
Deductions	(113)	(131)	(216)
Exchange rate differences	2	(14)
Balance at December 31	$ 271	$ 227	$ 215

Receivables, net (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing receivables, current
Recorded gross amount:
Individually evaluated for impairment	$ 463	$ 360
Collectively evaluated for impairment	413	411
Total recorded gross amount	876	771
Doubtful debt allowance:
From individual impairment evaluation	(47)	(46)
From collective impairment evaluation	(11)	(9)
Total doubtful debt allowance	(58)	(55)
Financing Receivable, Net
Recorded net amount	818	716
Aging analysis
0 - 30 days	86	77
30 - 60 days	6	7
60 - 90 days	6	6
> 90 days and not accruing interest	48	64
> 90 days and accruing interest	15	9
Not due at the end of the period	715	608
Total recorded gross amount	876	771
Trade receivables (excluding those with a contractual maturity of one year or less)
Doubtful debt allowance:
Total doubtful debt allowance	(53)	(50)	(37)
Trade receivables (excluding those with a contractual maturity of one year or less) | Financing receivables, current
Recorded gross amount:
Individually evaluated for impairment	335	252
Collectively evaluated for impairment	326	282
Total recorded gross amount	661	534
Doubtful debt allowance:
From individual impairment evaluation	(42)	(41)
From collective impairment evaluation	(11)	(9)
Total doubtful debt allowance	(53)	(50)
Financing Receivable, Net
Recorded net amount	608	484
Aging analysis
0 - 30 days	83	73
30 - 60 days	3	6
60 - 90 days	4	5
> 90 days and not accruing interest	38	49
> 90 days and accruing interest	14	6
Not due at the end of the period	519	395
Total recorded gross amount	661	534
Other receivables | Financing receivables, current
Recorded gross amount:
Individually evaluated for impairment	128	108
Collectively evaluated for impairment	87	129
Total recorded gross amount	215	237
Doubtful debt allowance:
From individual impairment evaluation	(5)	(5)
Total doubtful debt allowance	(5)	(5)
Financing Receivable, Net
Recorded net amount	210	232
Aging analysis
0 - 30 days	3	4
30 - 60 days	3	1
60 - 90 days	2	1
> 90 days and not accruing interest	10	15
> 90 days and accruing interest	1	3
Not due at the end of the period	196	213
Total recorded gross amount	$ 215	$ 237

Receivables, net (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Balance at end of period	$ 58	$ 55
Total gross amount	876	771
A | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	435	447
B | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	265	152
C | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	120	142
D | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	49	23
E | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	7	7
Trade receivables (excluding those with a contractual maturity of one year or less)
Changes in the doubtful debt allowance for trade receivables
Balance at beginning of period	50	37
Reversal of allowance	(7)	(13)
Additions to allowance	16	36
Amounts written off	(1)	(3)
Exchange rate differences	(5)	(7)
Balance at end of period	53	50
Trade receivables (excluding those with a contractual maturity of one year or less) | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Balance at end of period	53	50
Total gross amount	661	534
Trade receivables (excluding those with a contractual maturity of one year or less) | A | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	279	251
Trade receivables (excluding those with a contractual maturity of one year or less) | B | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	238	134
Trade receivables (excluding those with a contractual maturity of one year or less) | C | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	90	122
Trade receivables (excluding those with a contractual maturity of one year or less) | D | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	48	22
Trade receivables (excluding those with a contractual maturity of one year or less) | E | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	6	5
Other receivables | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Balance at end of period	5	5
Total gross amount	215	237
Other receivables | A | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	156	196
Other receivables | B | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	27	18
Other receivables | C | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	30	20
Other receivables | D | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	1	1
Other receivables | E | Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Total gross amount	$ 1	$ 2

Inventories, net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories, net
Raw materials	$ 2,427	$ 2,345
Work in process	2,075	1,796
Finished goods	1,741	1,628
Advances to suppliers	246	253
Inventories, net before advance payments consumed	6,489	6,022
Advance payments consumed	(307)	(285)
Total inventory, net	6,182	5,737
Cost of inventories relating to long-term contracts	$ 363	$ 267

Other non-current assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 subsidiary	Dec. 31, 2011
Other non-current assets
Pledged financial assets	$ 288	$ 286
Shares and participations	57	143
Derivatives (including embedded derivatives)	144	105
Restricted cash	80	103
Loans granted	58	52
Other	149	115
Total financing receivables, net	$ 776	$ 804
Number of subsidiaries subject to capital reduction	2

Property, plant and equipment, net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment, net
Property, plant and equipment, gross	$ 12,546	$ 11,043
Accumulated depreciation	(6,599)	(6,121)
Total property, plant and equipment, net	5,947	4,922
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	183	155
Accumulated depreciation	(103)	(83)
Total capital lease assets, net	80	72
Depreciation expense
Depreciation expense including depreciation of assets under capital leases	733	660	545
Land and buildings
Property, plant and equipment, net
Property, plant and equipment, gross	4,316	3,648
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	88	80
Machinery and equipment
Property, plant and equipment, net
Property, plant and equipment, gross	7,603	6,847
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	95	75
Construction in progress
Property, plant and equipment, net
Property, plant and equipment, gross	$ 627	$ 548

Goodwill and other intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill.
Goodwill, at cost, beginning balance		$ 4,103
Accumulated impairment charges, beginning balance			(18)
Goodwill at the opening balance	7,269	4,085
Goodwill acquired during the year	2,895	3,261	1,091
Exchange rate differences	62	(74)
Other		(3)
Goodwill at the closing balance	10,226	7,269	4,085
Goodwill, at cost, ending balance			4,103
Allocated amount, Goodwill	2,895
Baldor Electric
Goodwill.
Allocated amount, Goodwill		2,728
Thomas & Betts
Goodwill.
Allocated amount, Goodwill	2,723
Power Products
Goodwill.
Goodwill, at cost, beginning balance		614
Goodwill at the opening balance	712	614
Goodwill acquired during the year	17	109
Exchange rate differences	5	(11)
Goodwill at the closing balance	734	712
Power Systems
Goodwill.
Goodwill, at cost, beginning balance		1,411
Goodwill at the opening balance	1,705	1,411
Goodwill acquired during the year	44	321
Exchange rate differences	13	(24)
Other		(3)
Goodwill at the closing balance	1,762	1,705
Discrete Automation and Motion
Goodwill.
Goodwill, at cost, beginning balance		547
Goodwill at the opening balance	3,293	547
Goodwill acquired during the year	112	2,765
Exchange rate differences	15	(19)
Goodwill at the closing balance	3,420	3,293
Low Voltage Products
Goodwill.
Goodwill, at cost, beginning balance		399
Goodwill at the opening balance	407	399
Goodwill acquired during the year	2,723	16
Exchange rate differences	17	(8)
Goodwill at the closing balance	3,147	407
Low Voltage Products | Thomas & Betts
Goodwill.
Goodwill acquired during the year	2,723
Process Automation
Goodwill.
Goodwill, at cost, beginning balance		1,090
Goodwill at the opening balance	1,130	1,090
Goodwill acquired during the year	(1)	50
Exchange rate differences	11	(10)
Goodwill at the closing balance	1,140	1,130
Corporate and Other
Goodwill.
Goodwill, at cost, beginning balance		42
Accumulated impairment charges, beginning balance			(18)
Goodwill at the opening balance	22	24
Exchange rate differences	1	(2)
Goodwill at the closing balance	$ 23	$ 22

Goodwill and other intangible assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite Lived Intangible Assets
Gross carrying amount	$ 5,041	$ 3,379
Accumulated amortization	(1,540)	(1,126)
Net carrying amount	3,501	2,253
Additions to intangible assets other than goodwill	1,658	1,917
Intangible assets other than goodwill related to business combinations
Amount acquired	1,583	1,853
Weighted-average useful life	15 years	14 years
Amortization expense
Amortization expense of intangible assets other than goodwill	449	335	157
Future amortization expense of intangible assets
2013	446
2014	399
2015	348
2016	323
2017	248
Thereafter	1,737
Total	3,501
Capitalized software for internal use
Finite Lived Intangible Assets
Gross carrying amount	688	640
Accumulated amortization	(533)	(483)
Net carrying amount	155	157
Additions to intangible assets other than goodwill	71	74
Intangible assets other than goodwill related to business combinations
Amount acquired		15
Weighted-average useful life		5 years
Amortization expense
Amortization expense of intangible assets other than goodwill	79	87	75
Capitalized software for sale
Finite Lived Intangible Assets
Gross carrying amount	401	393
Accumulated amortization	(346)	(295)
Net carrying amount	55	98
Amortization expense
Amortization expense of intangible assets other than goodwill	38	48	32
Intangibles other than software:
Amortization expense
Amortization expense of intangible assets other than goodwill	332	200	50
Intangibles other than software: Customer-related
Finite Lived Intangible Assets
Gross carrying amount	2,733	1,499
Accumulated amortization	(319)	(163)
Net carrying amount	2,414	1,336
Additions to intangible assets other than goodwill	1,204	1,272
Intangible assets other than goodwill related to business combinations
Amount acquired	1,200	1,267
Weighted-average useful life	18 years	18 years
Intangibles other than software: Technology-related
Finite Lived Intangible Assets
Gross carrying amount	768	564
Accumulated amortization	(240)	(123)
Net carrying amount	528	441
Additions to intangible assets other than goodwill	222	415
Intangible assets other than goodwill related to business combinations
Amount acquired	222	415
Weighted-average useful life	5 years	6 years
Intangibles other than software: Marketing-related
Finite Lived Intangible Assets
Gross carrying amount	378	213
Accumulated amortization	(59)	(32)
Net carrying amount	319	181
Additions to intangible assets other than goodwill	161	153
Intangible assets other than goodwill related to business combinations
Amount acquired	161	153
Weighted-average useful life	10 years	10 years
Intangibles other than software: Other
Finite Lived Intangible Assets
Gross carrying amount	73	70
Accumulated amortization	(43)	(30)
Net carrying amount	30	40
Additions to intangible assets other than goodwill		3
Intangible assets other than goodwill related to business combinations
Amount acquired		$ 3
Weighted-average useful life		4 years

Debt (Details)	1 Months Ended			1 Months Ended													12 Months Ended		12 Months Ended				12 Months Ended		1 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended				12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended			12 Months Ended		3 Months Ended							12 Months Ended
	May 31, 2012 USD ($)	Dec. 31, 2012 USD ($) Program	Dec. 31, 2011 USD ($) Program	May 31, 2012 ABB Finance (USA) Inc	Dec. 31, 2012 Floating rate USD ($)	Dec. 31, 2011 Floating rate USD ($)	Dec. 31, 2012 Fixed rate USD ($)	Dec. 31, 2011 Fixed rate USD ($)	Dec. 31, 2012 Current portion of long-term debt	Dec. 31, 2011 Current portion of long-term debt	Dec. 31, 2012 Bonds USD ($)	Dec. 31, 2011 Bonds USD ($)	Dec. 31, 2012 4.625% EUR Instruments, due 2013 USD ($)	Dec. 31, 2012 4.625% EUR Instruments, due 2013 EUR (€)	Dec. 31, 2011 4.625% EUR Instruments, due 2013 USD ($)	Dec. 31, 2011 4.625% EUR Instruments, due 2013 EUR (€)	Dec. 31, 2012 2.5% USD Notes, due 2016 USD ($)	Dec. 31, 2011 2.5% USD Notes, due 2016 USD ($)	Dec. 31, 2012 1.25% CHF Bonds, due 2016 USD ($)	Dec. 31, 2012 1.25% CHF Bonds, due 2016 CHF	Dec. 31, 2011 1.25% CHF Bonds, due 2016 USD ($)	Dec. 31, 2011 1.25% CHF Bonds, due 2016 CHF	Dec. 31, 2012 1.625% USD Notes, due 2017 USD ($)	May 31, 2012 1.625% USD Notes, due 2017 USD ($)	Nov. 30, 2012 4.25% AUD Bonds, due 2017 USD ($)	Nov. 30, 2012 4.25% AUD Bonds, due 2017 AUD	Dec. 31, 2012 4.25% AUD Bonds, due 2017 USD ($)	Dec. 31, 2012 4.25% AUD Bonds, due 2017 AUD	Jan. 31, 2012 1.5% CHF Bonds, due 2018 USD ($)	Jan. 31, 2012 1.5% CHF Bonds, due 2018 CHF	Dec. 31, 2012 1.5% CHF Bonds, due 2018 USD ($)	Mar. 31, 2012 2.625% EUR Instruments, due 2019 USD ($)	Mar. 31, 2012 2.625% EUR Instruments, due 2019 EUR (€)	Dec. 31, 2012 2.625% EUR Instruments, due 2019 USD ($)	Dec. 31, 2012 2.625% EUR Instruments, due 2019 EUR (€)	Dec. 31, 2012 4.0% USD Notes, due 2021 USD ($)	Dec. 31, 2011 4.0% USD Notes, due 2021 USD ($)	Dec. 31, 2012 2.25% CHF Bonds, due 2021 USD ($)	Dec. 31, 2012 2.25% CHF Bonds, due 2021 CHF	Dec. 31, 2011 2.25% CHF Bonds, due 2021 USD ($)	Dec. 31, 2011 2.25% CHF Bonds, due 2021 CHF	May 31, 2012 5.625% USD Notes, due 2021 USD ($)	Dec. 31, 2012 5.625% USD Notes, due 2021 USD ($)	Dec. 31, 2012 2.875% USD Notes, due 2022 USD ($)	May 31, 2012 2.875% USD Notes, due 2022 USD ($)	Dec. 31, 2012 4.375% USD Notes, due 2042 USD ($)	May 31, 2012 4.375% USD Notes, due 2042 USD ($)	Sep. 30, 2012 U.S. dollar-denominated commercial paper USD ($)	Dec. 31, 2012 U.S. dollar-denominated commercial paper USD ($)	Dec. 31, 2011 U.S. dollar-denominated commercial paper USD ($)	Dec. 31, 2012 Euro-commercial paper USD ($)	Dec. 31, 2011 Euro-commercial paper USD ($)	Dec. 31, 2012 Swedish krona commercial paper SEK	Dec. 31, 2011 Swedish krona commercial paper SEK	Dec. 31, 2012 Multicurrency credit facility maturing 2015 USD ($)	Dec. 31, 2012 Multicurrency credit facility maturing 2015 Minimum	Dec. 31, 2012 Multicurrency credit facility maturing 2015 Maximum
Debt
Total debt		$ 10,071,000,000	$ 3,996,000,000
Short-term debt (weighted-average interest rate of 1.7% and 3.4%, respectively)		1,531,000,000	689,000,000
Current maturities of long-term debt (weighted-average nominal interest rate of 4.8% and 4.6%, respectively)		1,006,000,000	76,000,000
Short-term debt and current maturities of long-term debt		2,537,000,000	765,000,000
Short-term debt, weighted average interest rate (as a percent)		1.70%	3.40%
Current maturities of long-term debt, weighted average nominal interest rate (as a percent)		4.80%	4.60%
Number of commercial paper programs		3	3
Debt
Debt instrument, face amount														700,000,000		700,000,000	600,000,000	600,000,000		500,000,000		500,000,000	500,000,000	500,000,000		400,000,000		400,000,000		350,000,000	350,000,000		1,250,000,000		1,250,000,000	650,000,000	650,000,000		350,000,000		350,000,000		250,000,000	1,250,000,000	1,250,000,000	750,000,000	750,000,000
Commercial paper program, capacity																																																2,000,000,000	2,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	5,000,000,000	5,000,000,000
Commercial paper program terminated, capacity																																																1,000,000,000
Commercial paper, amount outstanding																																																	1,019,000,000	435,000,000
Credit agreement, capacity																																																							2,000,000,000
Interest rate reference rate																																																							LIBOR, STIBOR or EURIBOR
Interest cost above variable interest rate on facility (as a percent)																																																								0.43%	0.63%
Commitment fee as a proportion of the margin (as a percent)																																																							35.00%
Commitment fee on credit facility (as a percent)																																																							0.17%
Utilization fee on credit facility (as a percent)																																																							0.15%
Utilization percentage																																																								33.30%	6.60%
Utilization fee on credit facility beyond specified limit, percentage																																																							0.30%
Utilization percentage																																																								66.70%
Long-term debt:
Long-term debt		8,540,000,000	3,307,000,000		2,353,000,000	1,875,000,000	6,187,000,000	1,432,000,000			8,311,000,000	3,059,000,000	931,000,000		910,000,000		597,000,000	596,000,000	557,000,000		535,000,000		497,000,000				413,000,000				383,000,000			1,648,000,000		641,000,000	640,000,000	402,000,000		378,000,000			291,000,000	1,224,000,000		727,000,000
Current maturities of long-term debt		(1,006,000,000)	(76,000,000)
Long-term debt, total		7,534,000,000	3,231,000,000
Debt nominal interest rate (as a percent)					3.40%	3.30%	3.10%	3.70%	4.80%	4.60%			4.63%	4.63%	4.63%	4.63%	2.50%	2.50%	1.25%	1.25%	1.25%	1.25%	1.63%	1.63%	4.25%	4.25%	4.25%	4.25%	1.50%	1.50%	1.50%	2.63%	2.63%	2.63%	2.63%	4.00%	4.00%	2.25%	2.25%	2.25%	2.25%	5.63%	5.63%	2.88%	2.88%	4.38%	4.38%
Ownership interest (as a percent)				100.00%
Proceeds from issuance of bonds	2,431,000,000																								412,000,000	398,000,000			370,000,000	346,000,000		1,648,000,000	1,245,000,000
Debt effective interest rate (as a percent)							3.10%	3.70%
Debt effective interest rate (as a percent)					1.60%	1.60%			1.30%	4.60%
Maturities of long-term debt
Due in 2013		1,006,000,000
Due in 2014		17,000,000
Due in 2015		35,000,000
Due in 2016		1,184,000,000
Due in 2017		917,000,000
Thereafter		5,381,000,000
Total		8,540,000,000	3,307,000,000		2,353,000,000	1,875,000,000	6,187,000,000	1,432,000,000			8,311,000,000	3,059,000,000	931,000,000		910,000,000		597,000,000	596,000,000	557,000,000		535,000,000		497,000,000				413,000,000				383,000,000			1,648,000,000		641,000,000	640,000,000	402,000,000		378,000,000			291,000,000	1,224,000,000		727,000,000
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation																	100.00%						100.00%													100.00%							100.00%	100.00%		100.00%
Minimum threshold for early redemption by the entity																			85.00%	85.00%											85.00%							85.00%	85.00%
Principal amount of debt assumed																																										$ 250,000,000

Provisions and other current liabilities and other non-current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Provisions and other current liabilities:
Contract-related provisions	$ 684	$ 588
Taxes payable	369	377
Restructuring and other related provisions	227	242
Provisions for contractual penalties and compliance and litigation matters	223	225
Provision for insurance related reserves	215	208
Current derivative liabilities (see Note 5)	196	431
Pension and other employee benefits (see Note 17)	164	76
Income tax related liabilities	41	153
Environmental provisions (see Note 15)	22	22
Other	226	297
Total	2,367	2,619
Other non-current liabilities:
Income tax related liabilities	732	647
Non-current deposit liabilities (see Note 9)	283	286
Environmental provisions (see Note 15)	69	70
Non-current derivative liabilities (see Note 5)	69	61
Deferred income	48	56
Other	365	376
Total	$ 1,566	$ 1,496

Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases
Rent expense	$ 610	$ 601	$ 510
Sublease income received on leased assets	25	41	44
Future net minimum lease payments for operating leases
2013	527
2014	435
2015	364
2016	297
2017	221
Thereafter	295
Total operating leases, excluding sublease rentals	2,139
Sublease income	(62)
Total operating lease	2,077
Future net minimum lease payments for capital leases
2013	31
2014	28
2015	24
2016	15
2017	8
Thereafter	82
Total minimum lease payments	188
Less amount representing estimated executory costs included in total minimum lease payments	(2)
Net minimum lease payments	186
Less amount representing interest	(83)
Present value of minimum lease payments	$ 103

Commitments and contingencies (Details) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended					12 Months Ended		1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2010 Environmental contingencies USD ($)	Dec. 31, 2012 Contingencies related to former Nuclear Technology business USD ($) item	Dec. 31, 2011 Contingencies related to former Nuclear Technology business USD ($)	Dec. 31, 2012 Contingencies related to other present and former facilities primarily in North America USD ($)	Dec. 31, 2011 Contingencies related to other present and former facilities primarily in North America USD ($)	Dec. 31, 2009 Power Transformers business USD ($)	Dec. 31, 2009 Power Transformers business EUR (€)	Sep. 30, 2012 Power Transformers business German subsidiary USD ($)	Sep. 30, 2012 Power Transformers business German subsidiary EUR (€)	Dec. 31, 2012 Contingencies for regulatory, compliance and legal matters USD ($)	Dec. 31, 2011 Contingencies for regulatory, compliance and legal matters USD ($)
Contingencies - Environmental
Liabilities for environmental remediation, number of sites					2
Income related to environmental and asbestos obligations				$ 29
Cash expenditures related to environmental and asbestos obligations	149	26
Estimated 2013 cash expenditures for environmental obligations			18
Provision for environmental obligations, total	92		91		9	24	82	68
Provision for environmental obligations, current portion	22		22
Provision for environmental obligations, noncurrent portion	70		69
Settlements by the Company with DoJ and SEC regarding their investigations into suspect payments		58
Contingencies - Regulatory, Compliance and Legal
Amount of fines paid									49	33.75	11	8.7
Accrued loss contingency related to regulatory compliance and legal contingencies													$ 211	$ 208

Commitments and contingencies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Guarantees - general
Maximum potential payments	$ 422	$ 427
Reconciliation of Provisions for warranties including guarantees of product performance
Product warranties at beginning of period	1,324	1,393
Warranties assumed through acquisitions	4	10
Claims paid in cash or in kind	(219)	(177)
Net increase to provision for changes in estimates, warranties issued and warranties expired	149	124
Exchange rate differences	33	(26)
Product warranties at end of period	1,291	1,324
Performance guarantees
Guarantees - general
Maximum potential payments	149	148
Performance guarantees | Power Generation business, Alstom SA
Guarantees - general
Maximum potential payments	78	87
Performance guarantees | Projects executed as a member of consortium | Minimum
Guarantees - general
Original maturity of performance guarantees	1 year
Performance guarantees | Projects executed as a member of consortium | Maximum
Guarantees - general
Maximum potential payments	57	45
Original maturity of performance guarantees	6 years
Financial guarantees
Guarantees - general
Maximum potential payments	83	85
Guarantee obligations, companies with current or former equity interest held by ABB	19	19
Indemnification guarantees
Guarantees - general
Maximum potential payments	190	194
Indemnification guarantees | Lummus guarantees
Guarantees - general
Maximum potential payments	50	50
Indemnification guarantees | Jorf Lasfar Energy Company S.C.A. guarantees
Guarantees - general
Maximum potential payments	$ 140	$ 141

Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provisions for taxes
Current taxes	$ 967	$ 1,278	$ 867
Deferred taxes	63	(34)	151
Tax expense from continuing operations	1,030	1,244	1,018
Tax benefit from discontinued operations		(1)	(3)
Reconciliation of taxes:
Income from continuing operations before taxes	3,838	4,550	3,740
Weighted-average tax rate (as a percent)	23.60%	24.90%	25.30%
Taxes at weighted-average tax rate	906	1,134	945
Items taxed at rates other than the weighted-average tax rate	60	103	(21)
Changes in valuation allowance, net	44	(22)	60
Changes in tax laws and enacted tax rates	(27)	(17)	6
Other, net	47	46	28
Tax expense from continuing operations	1,030	1,244	1,018
Effective tax rate for the year (as a percent)	26.80%	27.30%	27.20%
Reconciliation of taxes, non deductible expenses	94	60	45
Increase relating to current year tax positions, Unrecognized tax benefits, interpretation of tax law and double tax treaty	108	97	88
Deferred tax assets:
Unused tax losses and credits	1,009	963
Pension and other accrued liabilities	1,395	1,064
Inventories	287	276
Property, plant and equipment	125	192
Other	104	134
Total gross deferred tax asset	2,920	2,629
Valuation allowance	(550)	(375)
Total gross deferred tax asset, net of valuation allowance	2,370	2,254
Deferred tax liabilities:
Property, plant and equipment	(1,366)	(1,037)
Pension and other accrued liabilities	(252)	(164)
Inventories	(118)	(152)
Other current assets	(169)	(220)
Unremitted earnings	(766)	(213)
Other	(26)	(60)
Total gross deferred tax liability	(2,697)	(1,846)
Net deferred tax asset (liability)	(327)	408
Decrease in Net deferred tax asset (liability) due to business combinations	870
Unremitted earnings related to business combinations	475
Included in:
"Deferred taxes"-current assets	869	932
"Deferred taxes"-non-current assets	334	318
"Deferred taxes"-current liabilities	(270)	(305)
"Deferred taxes"-non-current liabilities	(1,260)	(537)
Net deferred tax asset (liability)	(327)	408
Foreign subsidiary retained earnings permanently reinvested	400	400
Unused tax losses and credits, valuation allowance	155	166
Increase in valuation allowance arising upon business combinations	102
Net operating loss carry-forwards, available to certain subsidiaries	2,749
Tax credits, available to certain subsidiaries	190
Unrecognized tax benefits
Unrecognized tax benefits, balance at beginning of period	653	714	712
Net change due to acquisitions and divestments, Unrecognized tax benefits	10	9	5
Increase relating to prior year tax positions, Unrecognized tax benefits	51	52	56
Decrease relating to prior year tax positions, Unrecognized tax benefits	(73)	(31)	(32)
Increase relating to current year tax positions, Unrecognized tax benefits	141	128	114
Decrease related to current year tax positions, Unrecognized tax benefits	(3)	(2)	(15)
Decrease due to settlements with tax authorities, Unrecognized tax benefits	(89)	(78)	(40)
Decrease as a result of the applicable statute of limitations, Unrecognized tax benefits	(29)	(135)	(72)
Exchange rate differences, Unrecognized tax benefits	8	(4)	(14)
Unrecognized tax benefits, balance at end of period	669	653	714
Penalties and interest related to unrecognized tax benefits:
Beginning balance of penalties and interest related to unrecognized tax benefits	169	178	176
Net change due to acquisitions and divestments, penalties and interest		2
Increase relating to prior year tax positions, penalties and interest	26	61	38
Decrease relating to prior year tax positions, penalties and interest	(56)	(11)	(6)
Increase relating to current year tax positions, penalties and interest	1	2	5
Decrease related to current year tax positions, penalties and interest			(4)
Decrease due to settlements with tax authorities, penalties and interest	(11)	(27)	(9)
Decrease as a result of the applicable statute of limitations, penalties and interest	(7)	(35)	(21)
Exchange rate differences, penalties and interest	5	(1)	(1)
Ending balance of penalties and interest related to unrecognized tax benefits	127	169	178
Total unrecognized tax benefits, including penalties and interest:
Classification as unrecognized tax items at beginning	822	892	888
Net change due to acquisitions and divestments	10	11	5
Increase relating to prior year tax positions	77	113	94
Decrease relating to prior year tax positions	(129)	(42)	(38)
Increase relating to current year tax positions	142	130	119
Decrease related to current year tax positions	(3)	(2)	(19)
Decrease due to settlements with tax authorities	(100)	(105)	(49)
Decrease as a result of the applicable statute of limitations	(36)	(170)	(93)
Exchange rate differences	13	(5)	(15)
Balance at end, which would, if recognized, affect the effective tax rate	796	822	892
Expiring through 2032
Included in:
Net operating loss carry-forwards, available to certain subsidiaries	1,782
Tax credits, available to certain subsidiaries	$ 180

Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes
Changes in valuation allowance, net	$ 44	$ (22)	$ 60
Increase relating to prior year tax positions, Unrecognized tax benefits	51	52	56
Increase relating to prior year tax positions, penalties and interest	26	61	38
Decrease due to settlements with tax authorities, penalties and interest	11	27	9
Decrease relating to prior year tax positions	(129)	(42)	(38)
Expected resolution of uncertain tax positions, pending cases	41
Northern Europe
Taxes
Changes in valuation allowance, net		47
Decrease due to settlements with tax authorities, penalties and interest		49
Decrease relating to prior year tax positions	(87)
Decrease due to settlements with tax authorities, Unrecognized tax benefits, interpretation of tax law and double tax treaty	47
Central Europe
Taxes
Changes in valuation allowance, net	$ 36		$ 44

Employee benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in accumulated other comprehensive loss
Amounts recognized in AOCI attributable to Noncontrolling interests	$ (7)	$ (2)	$ (5)
Defined pension benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at January 1	9,817	9,337
Service cost	221	242	210
Interest cost	396	402	389
Contributions by plan participants	77	76
Benefit payments	(559)	(549)
Benefit obligations of businesses acquired	684	20
Actuarial loss	1,124	472
Plan amendments and other	(12)	5
Exchange rate differences	315	(188)
Benefit obligation at December 31	12,063	9,817	9,337
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	8,867	9,010
Actual return on plan assets	839	155
Contributions by employer	347	305
Contributions by plan participants	77	76
Benefit payments	(559)	(549)
Plan assets of businesses acquired	482	18
Plan amendments and other	(44)	(6)
Exchange rate differences	273	(142)
Fair value of plan assets at December 31	10,282	8,867	9,010
Funded status-underfunded	1,781	950
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	(2,574)	(1,826)	(1,135)
Prior service cost	(32)	(34)	(43)
Amount recognized in OCI and NCI	(2,606)	(1,860)	(1,178)
Taxes associated with amount recognized in OCI and NCI	631	415	270
Amount recognized in OCI and NCI, net of tax	(1,975)	(1,445)	(908)
Other postretirement benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at January 1	260	214
Service cost	1	2	2
Interest cost	11	12	12
Benefit payments	(15)	(16)
Benefit obligations of businesses acquired	17	39
Actuarial loss	2	9
Plan amendments and other	4
Exchange rate differences	1
Benefit obligation at December 31	281	260	214
Defined Benefit Plan, Change in Fair Value of Plan Assets
Contributions by employer	15	16
Benefit payments	(15)	(16)
Funded status-underfunded	281	260
Amounts recognized in accumulated other comprehensive loss
Transition liability			(1)
Net actuarial loss	(69)	(71)	(65)
Prior service cost	33	42	51
Amount recognized in OCI and NCI	(36)	(29)	(15)
Amount recognized in OCI and NCI, net of tax	$ (36)	$ (29)	$ (15)

Employee benefits (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-current assets
Other employee-related benefits	$ (22)	$ (1)
Prepaid pension and other employee benefits	(71)	(139)
Current liabilities.
Other employee-related benefits, Current	117	33
Pension and other employee benefits, Current	164	76
Non-current liabilities
Other employee-related benefits, Noncurrent	226	182
Pension and other employee benefits, Noncurrent	2,290	1,487
PBO exceeds assets
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-underfunded	1,830	1,088
Funded status, difference of benefit obligation and plan assets
PBO	11,378	7,353
Assets	9,548	6,265
Funded status-underfunded	1,830	1,088
Assets.	9,548	6,265
Assets exceed PBO
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-underfunded	(49)	(138)
Funded status, difference of benefit obligation and plan assets
PBO	685	2,464
Assets	734	2,602
Funded status-underfunded	(49)	(138)
Assets.	734	2,602
ABO exceeds assets
Funded status, difference of benefit obligation and plan assets
Assets	9,237	4,839
ABO	10,700	5,747
Assets.	9,237	4,839
Difference	1,463	908
Assets exceed ABO
Funded status, difference of benefit obligation and plan assets
Assets	1,045	4,028
ABO	968	3,765
Assets.	1,045	4,028
Difference	(77)	(263)
Defined pension benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Overfunded plans	(49)	(138)
Underfunded plans-Current	27	25
Underfunded plans-Noncurrent	1,803	1,063
Funded status-underfunded	1,781	950
Non-current assets
Overfunded plans	(49)	(138)
Current liabilities.
Underfunded plans-Current	27	25
Non-current liabilities
Underfunded plans-Noncurrent	1,803	1,063
Funded status, difference of benefit obligation and plan assets
PBO	12,063	9,817	9,337
Assets	10,282	8,867	9,010
Funded status-underfunded	1,781	950
ABO	11,668	9,512
Assets.	10,282	8,867	9,010
Difference	1,386	645
Other postretirement benefits plans
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	20	18
Underfunded plans-Noncurrent	261	242
Funded status-underfunded	281	260
Current liabilities.
Underfunded plans-Current	20	18
Non-current liabilities
Underfunded plans-Noncurrent	261	242
Funded status, difference of benefit obligation and plan assets
PBO	281	260	214
Funded status-underfunded	$ 281	$ 260

Employee benefits (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
One-percentage-point change in assumed health care cost trend rates
1-percentage-point increase in total of service and interest cost	$ 1
1-percentage-point decrease in total of service and interest cost	(1)
1-percentage-point increase in postretirement benefit obligation	22
1-percentage-point decrease in postretirement benefit obligation	(19)
Defined pension benefits
Net periodic benefit cost:
Service cost	221	242	210
Interest cost	396	402	389
Expected return on plan assets	(494)	(507)	(422)
Amortization of prior service cost / (credit)	42	44	26
Amortization of net actuarial loss	98	52	71
Curtailments, settlements and special termination benefits	2	3	8
Net periodic benefit cost	265	236	282
Estimated net actuarial (gain) loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	126
Estimated net prior service cost (credit) benefit that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	34
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	3.22%	3.91%
Rate of compensation increase (as a percent)	1.71%	1.62%
Pension increase assumption (as a percent)	1.04%	0.97%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	3.91%	4.29%	4.66%
Expected long-term rate of return on plan assets (as a percent)	5.38%	5.45%	5.44%
Rate of compensation increase (as a percent)	1.62%	2.05%	2.13%
Other postretirement benefits
Net periodic benefit cost:
Service cost	1	2	2
Interest cost	11	12	12
Amortization of transition liability		1	1
Amortization of prior service cost / (credit)	(9)	(9)	(9)
Amortization of net actuarial loss	4	3	5
Net periodic benefit cost	7	9	11
Estimated net actuarial (gain) loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	4
Estimated net prior service cost (credit) benefit that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	$ (9)
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	3.35%	4.07%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	4.07%	5.03%	5.54%
Non-pension postretirement benefit plans, participant contributions
Health care cost trend rate assumed for next year (as a percent)	8.60%	8.84%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate), (as a percent)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2028

Employee benefits (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee benefits
Company's capital stock and debit instruments included in plan assets	$ 16	$ 14
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Expected long-term return on global asset allocation (as a percent)	4.79%
Cash and equivalents
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	2.00%
Global equities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	21.00%
Emerging markets equities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	5.00%
Global fixed income
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	53.00%
Emerging markets fixed income
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	5.00%
Insurance contracts
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	1.00%
Private equity
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	2.00%
Hedge funds
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	1.00%
Real estate
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	9.00%
Commodities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	1.00%

Employee benefits (Details 5) (Defined pension benefits, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 10,282	$ 8,867	$ 9,010
Level 1
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	4,848	4,122
Level 1 | Cash and equivalents
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	170	56
Level 1 | Global equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2,112	1,717
Level 1 | Emerging markets equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	443	311
Level 1 | Global fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,984	1,921
Level 1 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	87	73
Level 1 | Commodities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	52	44
Level 2
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	4,252	3,714
Level 2 | Cash and equivalents
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	252	365
Level 2 | Global equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	77	76
Level 2 | Global fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,140	2,838
Level 2 | Emerging markets fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	707	398
Level 2 | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	76	37
Level 3
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,182	1,031	988
Level 3 | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	164	177	156
Level 3 | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	153	113	136
Level 3 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	830	741	696
Level 3 | Commodities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	35
Total fair value
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	10,282	8,867
Total fair value | Cash and equivalents
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	422	421
Total fair value | Global equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2,189	1,793
Total fair value | Emerging markets equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	443	311
Total fair value | Global fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	5,124	4,759
Total fair value | Emerging markets fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	707	398
Total fair value | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	76	37
Total fair value | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	164	177
Total fair value | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	153	113
Total fair value | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	917	814
Total fair value | Commodities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 87	$ 44

Employee benefits (Details 6) (Defined pension benefits, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	$ 8,867	$ 9,010
Return on plan assets:
Exchange rate differences	273	(142)
Fair value of plan assets at December 31	10,282	8,867
Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	1,031	988
Return on plan assets:
Assets still held at December 31	27	5
Assets sold during the year	6	23
Purchases (sales)	79	(9)
Transfers into Level 3	9	31
Exchange rate differences	30	(7)
Fair value of plan assets at December 31	1,182	1,031
Private equity | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	177	156
Return on plan assets:
Assets still held at December 31	4	(3)
Assets sold during the year	13	22
Purchases (sales)	(31)	(27)
Transfers into Level 3		29
Exchange rate differences	1
Fair value of plan assets at December 31	164	177
Hedge funds | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	113	136
Return on plan assets:
Assets still held at December 31	9	(4)
Assets sold during the year	(7)	(6)
Purchases (sales)	35	(14)
Exchange rate differences	3	1
Fair value of plan assets at December 31	153	113
Real estate | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	741	696
Return on plan assets:
Assets still held at December 31	15	12
Assets sold during the year		7
Purchases (sales)	40	32
Transfers into Level 3	9	2
Exchange rate differences	25	(8)
Fair value of plan assets at December 31	830	741
Commodity | Level 3
Return on plan assets:
Assets still held at December 31	(1)
Purchases (sales)	35
Exchange rate differences	1
Fair value of plan assets at December 31	$ 35

Employee benefits (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contributions
Expense of defined contribution plans	$ 220	$ 144	$ 97
Contribution to multi-employer plans	11	5	30
Defined pension benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	347	305
Of which, discretionary contributions to defined benefit pension plans	83	36
Contributions by employer, noncash	42
Estimated contribution by employer, next fiscal year	286
Estimated discretionary non-cash contributions by employer, next fiscal year	44
Expected future cash flows in respect of pension and other postretirement benefit plans
2013	663
2014	664
2015	653
2016	653
2017	639
Years 2018-2022	3,122
Other postretirement benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	15	16
Estimated contribution by employer, next fiscal year	20
Other postretirement benefits: Benefit payments
Expected future cash flows in respect of pension and other postretirement benefit plans
2013	21
2014	21
2015	21
2016	21
2017	21
Years 2018-2022	105
Other postretirement benefits: Medicare subsidies
Expected future cash flows in respect of pension and other postretirement benefit plans
2013	(1)
2014	(1)
2015	(1)
2016	(1)
2017	(1)
Years 2018-2022	$ (8)

Share-based payment arrangements (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) Plan	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Warrants and options CHF Instrument	Dec. 31, 2011 Warrants and options CHF Instrument	Dec. 31, 2010 Warrants and options CHF	Dec. 31, 2012 Warrants and options USD ($) Instrument	Dec. 31, 2012 Exercise price of 26.00 Warrants and options CHF Instrument	Dec. 31, 2012 Exercise price of 36.40 Warrants and options CHF Instrument	Dec. 31, 2012 Exercise price of 19.00 Warrants and options CHF Instrument	Dec. 31, 2012 Exercise price of 22.50 Warrants and options CHF Instrument	Dec. 31, 2012 Exercise Price 25.50 Warrants and options CHF Instrument	Dec. 31, 2012 Exercise price 15.75 Warrants and options CHF Instrument	Dec. 31, 2012 Exercise price 17.50 Warrants and options CHF Instrument
Share-based payment arrangements
Number of share-based payment plans	3
Compensation cost for equity-settled stock based arrangements	$ 60,000,000	$ 67,000,000	$ 66,000,000
Shares that could be issued out of contingent capital for share-based payment arrangements (in shares)	94,000,000
Treasury stock that could be used to settle share-based payment arrangements (in shares)	19,000,000
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation, vesting period				3 years
Expiration period after date of grant				6 years
Time period of interest rate used as the basis for the risk-free rate				6 years
Assumptions used for calculations of fair value, warrants and options
Expected volatility (as a percent)				27.00%	26.00%	30.00%
Dividend yield (as a percent)				3.60%	2.44%	2.35%
Expected term				6 years	6 years	6 years
Risk-free interest rate (as a percent)				0.30%	1.59%	1.20%
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at beginning of period				165,600,000			242,500,000	25,900,000	27,100,000	22,800,000	37,000,000	44,300,000	69,700,000	15,700,000
Number of instruments Granted				86,800,000
Number of instruments Exercised				(4,100,000)
Number of instruments Forfeited				(4,500,000)
Number of instruments, Expired				(1,300,000)
Number of instruments outstanding at end of period					165,600,000		242,500,000	25,900,000	27,100,000	22,800,000	37,000,000	44,300,000	69,700,000	15,700,000
Number of instruments Vested and expected to vest at end of period							228,600,000
Number of instruments Exercisable at end of period							84,200,000
Number of shares outstanding at beginning of period (in shares)				33,100,000			48,500,000	5,200,000	5,400,000	4,600,000	7,400,000	8,900,000	13,900,000	3,100,000
Share-equivalent of instruments granted (in shares)				17,400,000
Share-equivalent of instruments exercised (in shares)				(800,000)
Share-equivalent of instruments forfeited (in shares)				(900,000)
Share-equivalent of instruments expired (in shares)				(300,000)
Number of shares outstanding at end of period (in shares)					33,100,000		48,500,000	5,200,000	5,400,000	4,600,000	7,400,000	8,900,000	13,900,000	3,100,000
Share-equivalent of instruments of shares Vested and expected to vest at end of period (in shares)							45,700,000
Share-equivalent of instruments exercisable at end of period (in shares)							16,800,000
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share)				25.56
Weighted-average exercise price, Granted (in Swiss francs per share)				16.07
Weighted-average exercise price, Exercised (in Swiss francs per share)				15.3
Weighted-average exercise price, Forfeited (in Swiss francs per share)				21.36
Weighted-average exercise price, Expired (in Swiss francs per share)				31.58
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share)				22.38	25.56
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share)				22.46
Weighted-average exercise price, Exercisable (in Swiss francs per share)				27.05
Weighted-average remaining contractual term, Outstanding							3 years 8 months 12 days	4 months 24 days	1 year 4 months 24 days	2 years 4 months 24 days	3 years 4 months 24 days	4 years 4 months 24 days	5 years 4 months 24 days	5 years 4 months 24 days
Weighted-average remaining contractual term, Vested and expected to vest							3 years 7 months 6 days
Weighted-average remaining contractual term, Exercisable							1 year 7 months 6 days
Exercise price (in Swiss francs)								26	36.4	19	22.5	25.5	15.75	17.5
Aggregate intrinsic value, Outstanding				45,800,000
Aggregate intrinsic value, Vested and expected to vest				42,800,000
Aggregate intrinsic value, Exercisable				800,000
Number of shares of the entity receivable upon exercise of each warrant and option				5
Cash received upon exercise of options and warrants				14,000,000
Unrecognized compensation cost, non-vested warrants and option							64,000,000
Weighted average period over which unrecognized share-based compensation costs are expected to be reported				2 years
Weighted-average grant-date fair value of warrants and options (per instrument)				0.59	0.83	0.81
Aggregate intrinsic value of instruments exercised					11,000,000	9,000,000

Share-based payment arrangements (Details 2) (WARs, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
WARs
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	3 years
Compensation (income)/cost for cash-settled WARs		$ 8	$ 8
Income (expense) related to the cash-settled call options		24	10
Aggregate fair value of outstanding WARs	26	17
Summary of the activity related to share-based compensation arrangements.
Outstanding at beginning of period (in number instruments)	61,300,000
Granted (in number of WARs)	17,300,000
Exercised (in number of WARs)	(11,500,000)
Expired (in number of WARs)	(300,000)
Outstanding at end of period (in number instruments)	66,800,000	61,300,000
Exercisable (in number of WARs)	30,400,000
Aggregate fair value at date of grant of WARs	10	10	7
Share-based liabilities paid upon exercise of WARs	$ 7	$ 7	$ 25

Share-based payment arrangements (Details 3) (ESAP.) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CHF	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CHF	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CHF
Share-based Compensation Arrangement by Share-based Payment Award
Length of each savings period under the employee share acquisition plan (ESAP)	12 months	12 months
Number of ABB Ltd shares representing each ADS in the United States	1	1
Contractual term	1 year	1 year
Time period of interest rate used as the basis for the risk-free rate	1 year	1 year
Expected volatility (as a percent)	23.00%	23.00%	33.00%	33.00%	27.00%	27.00%
Dividend yield (as a percent)	3.45%	3.45%	3.13%	3.13%	2.49%	2.49%
Expected term	1 year	1 year	1 year	1 year	1 year	1 year
Risk-free interest rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.26%	0.26%
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning	4,900,000	4,900,000
Number of shares Granted	4,400,000	4,400,000
Number of shares Forfeited	(300,000)	(300,000)
Number of shares Exercised	(2,300,000)	(2,300,000)
Number of shares not exercised (savings returned plus interest)	(2,300,000)	(2,300,000)
Number of shares outstanding at end	4,400,000	4,400,000	4,900,000	4,900,000
Number of shares vested and expected to vest	4,200,000	4,200,000
Weighted-average exercise price at beginning of period (in Swiss francs per share)		15.98
Exercise prices per ADS (in Swiss francs or USD per share)	$ 18.3	17.08	$ 18.1	15.98	$ 20.55	20.46
Weighted average exercise price, Forfeited (in Swiss francs per share)		15.99
Weighted-average exercise price, Exercised (in Swiss francs per share)		15.98
Weighted-average exercise price, Not exercised (savings returned plus interest) (in Swiss francs per share)		15.98
Weighted-average exercise price at end of period (in Swiss francs per share)		17.08		15.98
Weighted-average exercise price of shares Vested and expected to vest at end of period (in Swiss francs per share)		17.08
Weighted-average remaining contractual term of ESAP	9 months 18 days	9 months 18 days
Weighted-average remaining contractual term of ESAP, Vested and expected to vest	9 months 18 days	9 months 18 days
Aggregate intrinsic value of ESAP		7.4
Aggregate intrinsic value of ESAP, Vested and expected to vest		7.1
Cash received upon exercise of ESAP options	40
Unrecognized compensation cost at end of period	$ 5
Weighted average period over which unrecognized share-based compensation costs are expected to be reported	10 months	10 months
Weighted-average grant-date fair value (per option)		1.29		1.89		1.96

Share-based payment arrangements (Details 4) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 LTIP USD ($) Component	Dec. 31, 2012 LTIP CHF	Dec. 31, 2011 LTIP USD ($) Component	Dec. 31, 2011 LTIP CHF	Dec. 31, 2010 LTIP USD ($) Component	Dec. 31, 2010 LTIP CHF	Dec. 31, 2012 LTIP Minimum	Dec. 31, 2012 LTIP Equity-Settled Awards USD ($)	Dec. 31, 2012 LTIP Cash-Settled Awards	Dec. 31, 2011 LTIP Cash-Settled Awards	Dec. 31, 2012 LTIP Cash-Settled Awards Minimum EquityBeta	Dec. 31, 2011 LTIP Cash-Settled Awards Minimum EquityBeta	Dec. 31, 2012 LTIP Cash-Settled Awards Maximum EquityBeta	Dec. 31, 2011 LTIP Cash-Settled Awards Maximum EquityBeta	Dec. 31, 2012 LTIP 2012 Launch	Dec. 31, 2012 LTIP 2011 and 2010 Launches	Dec. 31, 2011 LTIP 2011 and 2010 Launches CHF	Dec. 31, 2010 LTIP 2011 and 2010 Launches CHF
Share-based Compensation Arrangement by Share-based Payment Award
Number of components under long-term incentive plan (LTIP)	2	2	2	2	2	2
Period of weighted cumulative earnings per share performance															3 years		3 years	3 years
Percentage of cumulative earnings per share performance of the first year's result															33.00%
Percentage of cumulative earnings per share performance of the second year's result															67.00%
Percentage of cumulative earnings per share performance of the third year's result															100.00%
Percentage of cumulative earnings per share performance															200.00%
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant																100.00%
Percentage of the value of shares that can be received in cash under the share price performance component (as a percent)	100.00%	100.00%
Percentage of the value of shares that can only be received in shares under the retention component (as a percent)								70.00%
Percentage of the value of shares that the participant contractually receives in cash (as a percent)									30.00%
Reference price of LTIP shares (in Swiss francs per share)																	22.25	21.63
Summary of the activity related to share-based compensation arrangements.
Nonvested at beginning of period (in number of shares)	2,351	2,351						1,854	497
Granted (in number of shares)	1,384	1,384						868	516
Vested (in number of shares)	(205)	(205)						(205)
Expired (in number of shares)	(905)	(905)						(885)	(20)
Forfeited (in number of shares)	(9)	(9)						(9)
Nonvested at end of period (in number of shares)	2,616	2,616	2,351	2,351				1,623	993	497
Weighted-average grant-date fair value of shares Nonvested at beginning of period (in Swiss francs per share)		13.25
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share)		15.21		17.91		13.79
Weighted-average grant-date fair value of shares Vested (in Swiss francs per share)		20.75
Weighted-average grant-date fair value of shares Expired (in Swiss francs per share)		7.33
Weighted-average grant-date fair value of shares Forfeited (in Swiss francs per share)		21.57
Weighted-average grant-date fair value of shares Nonvested at end of period (in Swiss francs per share)		15.72		13.25
Percentage of the value of shares vested that can be received in cash or shares	100.00%	100.00%
Unrecognized compensation cost at end of period								$ 12
Weighted average period over which unrecognized share-based compensation costs are expected to be reported								1 year 10 months 24 days
Aggregate fair value of shares, at the dates of grant	22		16		7
Total grant-date fair value of shares that vested during the period					$ 10
Option implied volatilities, low end of the range (as a percent)									16.20%	16.60%
Option implied volatilities, high end of the range (as a percent)									48.40%	49.80%
Risk-free rates, low end of the range (as a percent)									1.00%	1.00%
Risk-free rates, high end of the range (as a percent)									3.10%	3.70%
Equity betas											0.85	0.86	1.24	1.26
Equity risk premiums (as a percent)											5.00%	5.00%	7.00%	7.00%
Vesting requirement, threshold percentage of positive performance exceeding defined peer group							50.00%
Vesting requirement for full amount of grant, threshold percentage of positive performance exceeding defined peer group							75.00%

Stockholders' equity (Details) In Millions, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended									1 Months Ended							1 Months Ended
	Feb. 28, 2013 CHF	Apr. 30, 2012 CHF	Apr. 30, 2011 CHF	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Feb. 29, 2012	Apr. 30, 2010 CHF	Dec. 31, 2012 Minimum CHF	Dec. 31, 2012 Maximum CHF	Dec. 31, 2012 ABB Ltd, Zurich (unconsolidated) USD ($)	Dec. 31, 2012 ABB Ltd, Zurich (unconsolidated) CHF	Feb. 29, 2012 Stock-based option plans	Dec. 31, 2012 Options under 2007 launch of the MIP CHF	Dec. 31, 2012 Options under 2008 launch of the MIP CHF	Dec. 31, 2012 Options under 2009 launch of the MIP CHF	Dec. 31, 2012 Options under 2010 launch of the MIP CHF	Dec. 31, 2012 Options under 2011 launch of the MIP CHF	Dec. 31, 2012 Options under 2012 launch of the MIP CHF	Nov. 30, 2012 ESAP	Nov. 30, 2010 ESAP	Dec. 31, 2012 ESAP	Dec. 31, 2012 ESAP U.S. and Canada CHF	Dec. 31, 2012 ESAP Other countries CHF	Dec. 31, 2012 Other share-based payment arrangements	Dec. 31, 2012 2012, 2011 and 2010 launches of the LTIP
Stockholders' equity
Company's authorized shares				2,819,000,000	2,819,000,000
Company's registered and issued shares				2,314,743,264	2,314,743,264
Nominal value of ABB Ltd share before nominal value reduction (in Swiss francs per share)								1.54
Nominal value of ABB Ltd share after nominal value reduction (in Swiss francs per share)								1.03
Distribution to ABB Ltd's shareholders (in Swiss francs per share)								0.51
Distribution declared to ABB Ltd's shareholders (in Swiss francs per share)		0.65	0.6
Distribution to ABB Ltd's shareholders (in the form of nominal value reduction)						$ 1,112
Distribution to ABB Ltd's shareholders				1,626	1,569
Proposed distribution (in Swiss francs per share)	0.68
Details of Stockholder's equity
Shares purchased on the open market for share-based payment arrangements						12,100,000
Cost of shares purchased on the open market for share-based payment arrangements						228
Shares issued relating to call options (in shares)				2,700,000	6,000,000	2,100,000
Net increase in capital stock and additional paid-in capital due to call options exercised				90	110	78
Call options held by bank (in shares)				8,500,000
Call options exercised in February 2012							2,700,000
Call options held by the bank, strike price (in Swiss francs per share)									15.75	36.4
Call options held by bank, exercisable (in shares)				1,800,000
Call options held by the bank, exercisable, strike price (in Swiss francs per share)									19	36.4
Outstanding obligation of options granted (in shares)														2,700,000	2,900,000	4,500,000	7,400,000	8,900,000	17,100,000			4,400,000			2,000,000	1,600,000
Shares issued from treasury stock (in shares)													2,700,000							2,300,000	3,200,000
Strike price of options granted (in Swiss francs per share)														26	36.4	19	22.5	25.5	16.07				18.3	17.08
Total statutory stockholders' equity											13,504	12,357
Share capital of ABB Ltd, Zurich											2,605	2,384
Reserves of ABB Ltd, Zurich											10,899	9,973
Restricted legal reserves for own shares of ABB Ltd, Zurich											432	395
Restricted ordinary legal reserves of ABB Ltd, Zurich											$ 1,093	1,000

Earnings per share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per share
Shares excluded from the calculation of diluted earnings (loss) per share	56	39	26
Amounts attributable to ABB shareholders
Income from continuing operations, net of tax	$ 2,700	$ 3,159	$ 2,551
Income from discontinued operations, net of tax	4	9	10
Net income attributable to ABB	2,704	3,168	2,561
Weighted-average number of shares outstanding (in shares)	2,293	2,288	2,287
Income from continuing operations (in dollars per share)	$ 1.18	$ 1.38	$ 1.12
Net income (in dollars per share)	$ 1.18	$ 1.38	$ 1.12
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,700	3,159	2,551
Income from discontinued operations, net of tax	4	9	10
Net income attributable to ABB	$ 2,704	$ 3,168	$ 2,561
Weighted-average number of shares outstanding (in shares)	2,293	2,288	2,287
Effect of dilutive securities:
Call options and shares	2	3	4
Diluted weighted-average number of shares outstanding (in shares)	2,295	2,291	2,291
Income from continuing operations (in dollars per share)	$ 1.18	$ 1.38	$ 1.11
Income from discontinued operations, net of tax (in dollars per share)			$ 0.01
Net income (in dollars per share)	$ 1.18	$ 1.38	$ 1.12

Other comprehensive income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive income (loss), before tax
Foreign currency translation adjustments, before tax	$ 389	$ (280)	$ 362
Available-for-sale securities, before tax
Net unrealized gains (losses) arising during the year, before tax	5	(2)	16
Reclassification adjustments for net (gains) losses included in net income, before tax	1	3	(16)
Unrealized gains (losses) on available-for-sale securities, before tax	6	1
Pension and other postretirement plans:
Prior service (costs) credits arising during the year, before tax	(42)	(35)	(70)
Amortization of prior service costs (credits) included in net income, before tax	33	35	17
Net prior service cost arising during the year, before tax	(9)		(53)
Net actuarial gains (losses) arising during the year, before tax	(846)	(750)	156
Amortization of net actuarial (gains) losses included in net income, before tax	102	55	76
Net actuarial gains (losses) arising during the year, before tax	(744)	(695)	232
Amortization of transition liability included in net income, before tax		1	1
Pension and other postretirement plans adjustments, before tax	(753)	(694)	180
Cash flow hedge derivatives, before tax
Net gains (losses) arising during the year, before tax	74	(21)	123
Reclassification adjustments for net (gains) losses included in net income, before tax	(42)	(88)	(29)
Unrealized gains (losses) of cash flow hedge derivatives, before tax	32	(109)	94
Total other comprehensive income (loss), before tax	(326)	(1,082)	636
Other comprehensive income (loss), tax effect
Foreign currency translation adjustments, tax effect	(6)	5	8
Available-for-sale securities, tax effect
Unrealized gains (losses) on available-for-sale securities, tax effect	(2)	(1)	(3)
Reclassification adjustments for net (gains) losses included in net income, tax effect		2	1
Unrealized gains (losses) on available-for-sale securities, tax effect	(2)	1	(2)
Pension and other postretirement plans, tax effect
Prior service (costs) credits arising during the year, tax effect	6	12	16
Amortization of prior service costs (credits) included in net income, tax effect	(3)	(13)	(5)
Net prior service cost arising during the year, tax effect	3	(1)	11
Net actuarial gains (losses) arising during the year, tax effect	245	157	(32)
Amortization of net actuarial (gains) losses included in net income, tax effect	(32)	(11)	(14)
Net actuarial gains (losses) arising during the year, tax effect	213	146	(46)
Pension and other postretirement plans adjustments, tax effect	216	145	(35)
Cash flow hedge derivatives, tax effect
Net gains (losses) arising during the year, tax effect	(21)	2	(32)
Reclassification adjustments for net (gains) losses included in net income, tax effect	14	27	10
Unrealized gains (losses) of cash flow hedge derivatives, tax effect	(7)	29	(22)
Total other comprehensive income (loss), tax effect	201	180	(51)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments, net of tax	383	(275)	370
Available-for-sale securities, net of tax
Net unrealized gains (losses) arising during the year, net of tax	3	(3)	13
Reclassification adjustments for net (gains) losses included in net income, net of tax	1	5	(15)
Unrealized gains (losses) on available-for-sale securities	4	2	(2)
Pension and other postretirement plans, net of tax
Prior service (costs) credits arising during the year, net of tax	(36)	(23)	(54)
Amortization of prior service costs (credits) included in net income, net of tax	30	22	12
Net prior service cost arising during the year, net of tax	(6)	(1)	(42)
Net actuarial gains (losses) arising during the year, net of tax	(601)	(593)	124
Amortization of net actuarial (gains) losses included in net income, net of tax	70	44	62
Net actuarial gains (losses) arising during the year, net of tax	(531)	(549)	186
Amortization of transition liability included in net income, net of tax		1	1
Pension and other postretirement plan adjustments, net of tax	(537)	(549)	145
Cash flow hedge derivatives, net of tax
Net unrealized gains (losses) arising during the year, net of tax	53	(19)	91
Reclassification adjustments for net (gains) losses included in net income, net of tax	(28)	(61)	(19)
Unrealized gains (losses) of cash flow hedge derivatives	25	(80)	72
Total other comprehensive income (loss), net of tax	$ (125)	$ (902)	$ 585

Restructuring and related expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
Restructuring and related expenses
Period of substantially completed cost take-out program	2 years
Restructuring and Related Cost
Costs incurred	$ 180	$ 164	$ 213
Cumulative costs incurred to date			836	836
Employee severance costs
Restructuring and Related Cost
Costs incurred	92	83	95
Cumulative costs incurred to date			536
Contract settlement, loss order and other costs
Restructuring and Related Cost
Costs incurred	72	53	98
Cumulative costs incurred to date			230
Inventory and long-lived asset impairments
Restructuring and Related Cost
Costs incurred	16	28	20
Cumulative costs incurred to date			70
Total cost of sales
Restructuring and Related Cost
Costs incurred			110
Cumulative costs incurred to date			475
Selling, general and administrative expenses;
Restructuring and Related Cost
Costs incurred			36
Cumulative costs incurred to date			143
Other income (expense), net.
Restructuring and Related Cost
Costs incurred			67
Cumulative costs incurred to date			218
Power Products
Restructuring and Related Cost
Costs incurred	65	70	44
Cumulative costs incurred to date			122
Power Systems
Restructuring and Related Cost
Costs incurred	52	54	48
Cumulative costs incurred to date			139
Discrete Automation and Motion
Restructuring and Related Cost
Costs incurred	(4)	10	35
Cumulative costs incurred to date			256
Low Voltage Products
Restructuring and Related Cost
Costs incurred	23	20	36
Cumulative costs incurred to date			114
Process Automation
Restructuring and Related Cost
Costs incurred	28	8	44
Cumulative costs incurred to date			183
Corporate and Other
Restructuring and Related Cost
Costs incurred			6
Cumulative costs incurred to date			$ 22

Operating segment and geographic data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating segment details
Third-party revenues	$ 39,336	$ 37,990	$ 31,589
Total revenues	39,336	37,990	31,589
Depreciation and amortization	(1,182)	(995)	(702)
Operational revenues	39,246	38,088	31,581
Operational EBITDA	5,555	6,014	4,824
Operational EBITDA margin (%)	14.20%	15.80%	15.30%
Unrealized gains and losses on derivatives	131	(188)	80
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(21)	(33)	28
Unrealized foreign exchange movements on receivables (and related assets)	(20)	123	(100)
Acquisition-related expenses and certain non-operational items	(199)	(107)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	135	(158)	(3)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(28)	(32)	(9)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(43)	109	(79)
Restructuring and restructuring-related expenses	(180)	(164)	(213)
Earnings before interest and taxes	4,058	4,667	3,818
Capital expenditure	1,293	1,021	840
Total assets	49,070	39,648	36,295
Power Products
Operating segment details
Third-party revenues	8,987	9,028	8,486
Intersegment revenues	1,730	1,841	1,713
Total revenues	10,717	10,869	10,199
Depreciation and amortization	(209)	(200)	(177)
Operational revenues	10,702	10,901	10,202
Operational EBITDA	1,585	1,782	1,861
Operational EBITDA margin (%)	14.80%	16.30%	18.20%
Unrealized gains and losses on derivatives	30	(49)	20
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(2)	(17)	6
Unrealized foreign exchange movements on receivables (and related assets)	(13)	34	(29)
Acquisition-related expenses and certain non-operational items	(1)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	43	(58)	10
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(6)	(14)	4
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(19)	36	(18)
Restructuring and restructuring-related expenses	(65)	(70)	(44)
Earnings before interest and taxes	1,328	1,476	1,636
Capital expenditure	259	192	200
Total assets	7,701	7,355	7,205
Power Systems
Operating segment details
Third-party revenues	7,575	7,833	6,590
Intersegment revenues	277	268	196
Total revenues	7,852	8,101	6,786
Depreciation and amortization	(174)	(144)	(84)
Operational revenues	7,812	8,128	6,783
Operational EBITDA	290	743	304
Operational EBITDA margin (%)	3.70%	9.10%	4.50%
Unrealized gains and losses on derivatives	68	(56)	30
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(23)	(19)	9
Unrealized foreign exchange movements on receivables (and related assets)	(5)	48	(36)
Acquisition-related expenses and certain non-operational items	(70)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	44	(16)	(8)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(21)	(19)	(15)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(10)	38	(35)
Restructuring and restructuring-related expenses	(52)	(54)	(48)
Earnings before interest and taxes	7	548	114
Capital expenditure	194	136	119
Total assets	8,083	7,469	6,039
Discrete Automation and Motion
Operating segment details
Third-party revenues	8,480	8,047	4,978
Intersegment revenues	925	759	639
Total revenues	9,405	8,806	5,617
Depreciation and amortization	(263)	(251)	(78)
Operational revenues	9,405	8,817	5,613
Operational EBITDA	1,735	1,664	1,026
Operational EBITDA margin (%)	18.40%	18.90%	18.30%
Unrealized gains and losses on derivatives	(3)	(29)	16
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized		1	(1)
Unrealized foreign exchange movements on receivables (and related assets)	3	17	(11)
Acquisition-related expenses and certain non-operational items	(8)	(90)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	2	(29)	6
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	1	(2)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(2)	12	(8)
Restructuring and restructuring-related expenses	4	(10)	(35)
Earnings before interest and taxes	1,469	1,294	911
Capital expenditure	197	202	98
Total assets	9,416	9,195	3,696
Low Voltage Products
Operating segment details
Third-party revenues	6,276	4,953	4,263
Intersegment revenues	362	351	291
Total revenues	6,638	5,304	4,554
Depreciation and amortization	(250)	(116)	(105)
Operational revenues	6,626	5,315	4,554
Operational EBITDA	1,219	1,059	926
Operational EBITDA margin (%)	18.40%	19.90%	20.30%
Unrealized gains and losses on derivatives	17	(16)	3
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized			1
Unrealized foreign exchange movements on receivables (and related assets)	(5)	5	(4)
Acquisition-related expenses and certain non-operational items	(106)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	21	(21)	4
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(5)	2	(1)
Restructuring and restructuring-related expenses	(23)	(20)	(36)
Earnings before interest and taxes	856	904	788
Capital expenditure	208	149	100
Total assets	9,534	3,333	2,899
Process Automation
Operating segment details
Third-party revenues	7,946	8,078	7,209
Intersegment revenues	210	222	223
Total revenues	8,156	8,300	7,432
Depreciation and amortization	(82)	(83)	(76)
Operational revenues	8,134	8,318	7,427
Operational EBITDA	1,003	1,028	925
Operational EBITDA margin (%)	12.30%	12.40%	12.50%
Unrealized gains and losses on derivatives	18	(39)	11
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	4	2	12
Unrealized foreign exchange movements on receivables (and related assets)		19	(18)
Acquisition-related expenses and certain non-operational items	(2)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	27	4	(33)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(2)	2	3
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(4)	20	(16)
Restructuring and restructuring-related expenses	(28)	(8)	(44)
Earnings before interest and taxes	912	963	759
Capital expenditure	91	72	76
Total assets	4,847	4,777	4,728
Corporate and Other
Operating segment details
Third-party revenues	72	51	63
Intersegment revenues	1,505	1,508	1,468
Total revenues	1,577	1,559	1,531
Depreciation and amortization	(204)	(201)	(182)
Operational revenues	1,576	1,558	1,532
Operational EBITDA	(279)	(282)	(230)
Restructuring and restructuring-related expenses			(6)
Capital expenditure	344	270	247
Total assets	9,489	7,519	11,728
Intersegment elimination
Operating segment details
Intersegment revenues	(5,009)	(4,949)	(4,530)
Total revenues	(5,009)	(4,949)	(4,530)
Operational revenues	(5,009)	(4,949)	(4,530)
Operational EBITDA	2	20	12
Corporate and Other and Intersegment eliminations
Operating segment details
Total revenues	(3,432)	(3,390)	(2,999)
Depreciation and amortization	(204)	(201)	(182)
Operational revenues	(3,433)	(3,391)	(2,998)
Operational EBITDA	(277)	(262)	(218)
Unrealized gains and losses on derivatives	1	1
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized			1
Unrealized foreign exchange movements on receivables (and related assets)			(2)
Acquisition-related expenses and certain non-operational items	(12)	(17)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(2)	(38)	18
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized		1	(1)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(3)	1	(1)
Restructuring and restructuring-related expenses	(16)	(2)	(6)
Earnings before interest and taxes	$ (514)	$ (518)	$ (390)

Operating segment and geographic data (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Geographic area details
Revenues	$ 39,336	$ 37,990	$ 31,589
Long-lived assets at December 31	5,947	4,922
Percentage of employees subject to collective bargaining agreements	49.00%
Expiration percentage of collective bargaining agreements	50.00%
Outside Switzerland
Geographic area details
Percentage of revenues in certain countries to total revenues (as a percent)	98.00%	98.00%	98.00%
United States
Geographic area details
Percentage of revenues in certain countries to total revenues (as a percent)	17.00%	14.00%	10.00%
Percentage of long-lived assets in certain countries to total long-lived assets (as a percent)	17.00%
China
Geographic area details
Percentage of revenues in certain countries to total revenues (as a percent)	12.00%	13.00%	14.00%
Sweden
Geographic area details
Percentage of long-lived assets in certain countries to total long-lived assets (as a percent)		13.00%
Switzerland
Geographic area details
Percentage of long-lived assets in certain countries to total long-lived assets (as a percent)	17.00%	19.00%
Europe
Geographic area details
Revenues	14,073	14,657	12,378
Long-lived assets at December 31	3,543	3,067
The Americas
Geographic area details
Revenues	10,699	9,043	6,213
Long-lived assets at December 31	1,347	829
Asia
Geographic area details
Revenues	10,750	10,136	8,872
Long-lived assets at December 31	883	862
Middle East and Africa
Geographic area details
Revenues	3,814	4,154	4,126
Long-lived assets at December 31	$ 174	$ 164